                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-04323


                          IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)


              399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: September 30


Date of reporting period: March 31, 2007

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO] IXIS | ADVISOR FUNDS

  Income Funds
  Semiannual Report
  March 31, 2007
[LOGO]


Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Massachusetts Tax Free Income Fund

Loomis Sayles Municipal Income Fund

Loomis Sayles Strategic Income Fund

TABLE OF CONTENTS

Management Discussion
and Performance..........Page 1

Portfolio of InvestmentsPage 17

Financial Statements....Page 41

                       LOOMIS SAYLES CORE PLUS BOND FUND

PORTFOLIO PROFILE


Objective:
Seeks a high level of current income consistent with what the fund considers reasonable risk

--------------------------------------------------------------------------------
Strategy:
Invests primarily in U.S. corporate and U.S. government bonds

--------------------------------------------------------------------------------
Fund Inception:
November 7, 1973

--------------------------------------------------------------------------------
Managers:
Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFRX
Class B         NERBX
Class C         NECRX
Class Y         NERYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.

Management Discussion
--------------------------------------------------------------------------------

At their meeting last fall, the Federal Reserve Board paused in its series of rate hikes, leaving short-term interests rates unchanged during the six months ended March 31, 2007. Although the U.S. economic expansion moved forward at a slower pace than in previous months, corporate profits remained healthy. This, coupled with investor demand for high income, has had a positive impact on prices of high-yielding domestic bonds. Security selection within this sector was principally responsible for Loomis Sayles Core Plus Bond Fund's out-performance during the fiscal period.

Based on the net asset value of its Class A shares and $0.27 in reinvested dividends, the fund's total return was 3.51%. This compared favorably with the 2.76% return on the fund's benchmark, the Lehman Aggregate Bond Index, and the average return on the funds in its Morningstar Intermediate-Term Bond category, which was also 2.76%. The fund's 30-day SEC yield on March 31, 2007 was 3.95%.

BEST RESULTS CAME FROM DOMESTIC HIGH-YIELD AND NON-DOLLAR ISSUES
Most sectors of the U.S. fixed-income market performed well during the period. The fund had approximately 10% of its assets in high-yielding, domestic issues, with substantial holdings in U.S. investment-grade bonds. The fund's portfolio also includes securities backed by mortgages and other assets and U.S. government agencies, as well as international and emerging-market securities. (The benchmark has no foreign holdings.)

We built up the fund's non-dollar allocation modestly during the period, reflecting economic optimism in the Asian region. A correction in the richly valued Chinese stock market led to a spike in volatility, and the fund's holdings in mortgage-backed securities were a slight drag on performance near the end of the period, reflecting concerns over subprime lending. However, this volatility proved to be short-lived. Issues backed by commercial mortgages performed relatively well, as profit risk on commercial space was low, but our underweight position in these securities compared to the benchmark trimmed the fund's performance lead in other markets.

SECURITY SELECTION, EMPHASIS ON NON-CYCLICALS HELPED, JAPANESE CURRENCY HURT Security selection played a key role during the period, as did the fund's relatively long duration relative to the benchmark. Some holdings rose in value on speculation that they might be upgraded. Domestic bonds backed by consumer non-cyclical companies - those whose businesses tend to be less sensitive to the economic cycle - also benefited results. But bonds denominated in the Japanese yen lagged as the currency came under pressure early in the period. Investors had borrowed in the low-yielding yen and invested the proceeds in higher-yielding currencies. However, interest rates rose in Japan, undercutting the yield advantage sought in this "carry trade" strategy. The yen subsequently recovered and we increased portfolio weightings in Japan and other Asian economies that appear favorably positioned.

OUTLOOK IS FOR CONTINUED FAVORABLE CONDITIONS
We believe the current economic sluggishness in the United States may represent a pause before activity picks up later in 2007, although we expect the pace to be more moderate. We are maintaining the portfolio's overall high quality profile because we believe prospects for gains have diminished among lower quality tiers, where many issues appear to be overvalued, in our opinion.

Accordingly, we pared back our emphasis on high-yielding corporate bonds because we think there is now limited potential for further appreciation. Moreover, the fund's duration is currently longer than the benchmark, making it more susceptible to interest-rate shifts. Our current strategy is intended to position the fund advantageously if the economy slows down for a time, causing interest rates to fall and bond prices to rise. If this occurs, it would reduce inflationary pressures and make the Fed less inclined to raise short-term interest rates again.

                       LOOMIS SAYLES CORE PLUS BOND FUND

Investment Results through March 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  March 31, 1997 through March 31, 2007

                                    [CHART]

             Net Asset    Maximum Sales   Lehman Aggregate     Lehman U.S.
             Value/1/      Charge/2/         Bond Index       Credit Index
            ----------    -------------   ----------------   ----------------
 3/31/1997    $10,000         $ 9,550         $10,000           $10,000
 4/30/1997     10,110           9,655          10,150            10,152
 5/31/1997     10,246           9,785          10,246            10,267
 6/30/1997     10,427           9,958          10,367            10,412
 7/31/1997     10,846          10,358          10,647            10,793
 8/31/1997     10,662          10,182          10,556            10,634
 9/30/1997     10,874          10,384          10,712            10,820
10/31/1997     10,977          10,483          10,867            10,957
11/30/1997     11,028          10,531          10,917            11,019
12/31/1997     11,141          10,640          11,027            11,135
 1/31/1998     11,289          10,781          11,169            11,267
 2/28/1998     11,325          10,816          11,160            11,264
 3/31/1998     11,396          10,883          11,199            11,305
 4/30/1998     11,448          10,933          11,257            11,377
 5/31/1998     11,565          11,044          11,364            11,512
 6/30/1998     11,608          11,085          11,460            11,597
 7/31/1998     11,577          11,056          11,485            11,586
 8/31/1998     11,463          10,947          11,671            11,640
 9/30/1998     11,905          11,370          11,945            12,017
10/31/1998     11,780          11,250          11,882            11,832
11/30/1998     12,015          11,474          11,949            12,055
12/31/1998     12,034          11,492          11,985            12,090
 1/31/1999     12,164          11,617          12,070            12,209
 2/28/1999     11,918          11,382          11,860            11,920
 3/31/1999     12,083          11,539          11,926            12,004
 4/30/1999     12,178          11,630          11,963            12,039
 5/31/1999     11,914          11,378          11,858            11,878
 6/30/1999     11,838          11,305          11,821            11,816
 7/31/1999     11,791          11,261          11,770            11,751
 8/31/1999     11,744          11,216          11,764            11,722
 9/30/1999     11,943          11,405          11,901            11,850
10/31/1999     11,970          11,432          11,945            11,904
11/30/1999     11,988          11,449          11,944            11,917
12/31/1999     11,994          11,454          11,886            11,854
 1/31/2000     11,944          11,406          11,848            11,812
 2/29/2000     12,079          11,535          11,991            11,921
 3/31/2000     12,244          11,693          12,149            12,023
 4/30/2000     12,019          11,478          12,114            11,917
 5/31/2000     11,930          11,393          12,108            11,873
 6/30/2000     12,292          11,738          12,360            12,171
 7/31/2000     12,364          11,808          12,473            12,319
 8/31/2000     12,524          11,960          12,653            12,479
 9/30/2000     12,542          11,978          12,733            12,545
10/31/2000     12,471          11,910          12,817            12,557
11/30/2000     12,589          12,023          13,027            12,720
12/31/2000     12,881          12,302          13,268            12,966
 1/31/2001     13,201          12,607          13,485            13,321
 2/28/2001     13,332          12,732          13,603            13,437
 3/31/2001     13,348          12,747          13,671            13,521
 4/30/2001     13,271          12,674          13,614            13,472
 5/31/2001     13,356          12,755          13,696            13,595
 6/30/2001     13,360          12,759          13,748            13,664
 7/31/2001     13,698          13,082          14,056            14,021
 8/31/2001     13,850          13,227          14,217            14,209
 9/30/2001     13,792          13,172          14,382            14,188
10/31/2001     14,064          13,431          14,683            14,540
11/30/2001     13,971          13,342          14,481            14,414
12/31/2001     13,815          13,193          14,389            14,315
 1/31/2002     13,783          13,163          14,505            14,436
 2/28/2002     13,729          13,111          14,646            14,545
 3/31/2002     13,579          12,968          14,402            14,277
 4/30/2002     13,707          13,090          14,681            14,475
 5/31/2002     13,822          13,200          14,806            14,667
 6/30/2002     13,489          12,882          14,934            14,691
 7/31/2002     13,333          12,733          15,114            14,683
 8/31/2002     13,637          13,023          15,370            15,064
 9/30/2002     13,682          13,066          15,619            15,350
10/31/2002     13,605          12,993          15,547            15,172
11/30/2002     13,864          13,240          15,543            15,369
12/31/2002     14,207          13,568          15,864            15,822
 1/31/2003     14,287          13,644          15,878            15,873
 2/28/2003     14,493          13,840          16,098            16,191
 3/31/2003     14,535          13,881          16,085            16,202
 4/30/2003     14,753          14,089          16,218            16,502
 5/31/2003     15,046          14,369          16,520            17,022
 6/30/2003     15,070          14,392          16,487            16,981
 7/31/2003     14,553          13,899          15,933            16,257
 8/31/2003     14,693          14,032          16,039            16,384
 9/30/2003     15,116          14,436          16,464            16,956
10/31/2003     15,079          14,400          16,310            16,776
11/30/2003     15,171          14,488          16,349            16,853
12/31/2003     15,416          14,723          16,515            17,040
 1/31/2004     15,549          14,849          16,648            17,213
 2/29/2004     15,669          14,964          16,828            17,429
 3/31/2004     15,786          15,076          16,955            17,597
 4/30/2004     15,384          14,691          16,513            17,043
 5/31/2004     15,248          14,562          16,447            16,923
 6/30/2004     15,341          14,651          16,540            16,995
 7/31/2004     15,515          14,816          16,704            17,204
 8/31/2004     15,825          15,113          17,023            17,610
 9/30/2004     15,915          15,199          17,069            17,709
10/31/2004     16,089          15,365          17,212            17,881
11/30/2004     16,056          15,334          17,075            17,701
12/31/2004     16,202          15,473          17,232            17,933
 1/31/2005     16,241          15,510          17,340            18,075
 2/28/2005     16,225          15,495          17,238            17,968
 3/31/2005     16,014          15,294          17,149            17,745
 4/30/2005     16,081          15,358          17,381            17,983
 5/31/2005     16,231          15,501          17,569            18,234
 6/30/2005     16,338          15,603          17,665            18,379
 7/31/2005     16,292          15,559          17,504            18,195
 8/31/2005     16,459          15,718          17,729            18,471
 9/30/2005     16,301          15,567          17,546            18,195
10/31/2005     16,186          15,458          17,407            17,996
11/30/2005     16,246          15,515          17,484            18,105
12/31/2005     16,380          15,642          17,651            18,284
 1/31/2006     16,434          15,694          17,652            18,247
 2/28/2006     16,493          15,751          17,710            18,328
 3/31/2006     16,371          15,634          17,536            18,070
 4/30/2006     16,382          15,645          17,505            18,004
 5/31/2006     16,335          15,600          17,486            17,972
 6/30/2006     16,348          15,612          17,523            18,000
 7/31/2006     16,570          15,824          17,760            18,265
 8/31/2006     16,795          16,040          18,032            18,603
 9/30/2006     16,958          16,195          18,190            18,811
10/31/2006     17,106          16,336          18,310            18,961
11/30/2006     17,357          16,576          18,523            19,228
12/31/2006     17,253          16,477          18,415            19,063
 1/31/2007     17,265          16,488          18,408            19,058
 2/28/2007     17,586          16,795          18,692            19,443
 3/31/2007     17,551          16,761          18,692            19,350


Average Annual Total Returns -- March 31, 2007/4/


                                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 11/7/73)
Net Asset Value/1/                     3.51%   7.22%  5.26%    5.78%
With Maximum Sales Charge/2/          -1.15    2.41   4.30     5.29

CLASS B (inception 9/13/93)
Net Asset Value/1/                     3.19    6.43   4.49     5.00
With CDSC/3/                          -1.81    1.43   4.16     5.00

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     3.09    6.43   4.48     4.99
With CDSC/3/                           2.09    5.43   4.48     4.99

CLASS Y (Inception 12/30/94)
Net Asset Value/1/                     3.72    7.56   5.66     6.14
---------------------------------------------------------------------

COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Lehman Aggregate Bond Index            2.76%   6.59%  5.35%    6.46%
Lehman U.S. Credit Index               2.87    7.08   6.27     6.82
Morningstar Int.-Term Bond Fund Avg.   2.76    6.17   4.99     5.75

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain investors, as described in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       3/31/2007  9/30/2006
------------------------------------------
Aaa                    67.9       56.4
------------------------------------------
Aa                      2.3        1.5
------------------------------------------
A                       2.7        1.2
------------------------------------------
Baa                    10.3       16.6
------------------------------------------
Ba                      5.4       13.1
------------------------------------------
B                       3.0        5.0
------------------------------------------
Caa                     0.8         --
------------------------------------------
Not Rated*              4.1        4.7
------------------------------------------
Short-term and other    3.5        1.5
------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/07     9/30/06
--------------------------------------------------
1 year or less               9.9         6.8
--------------------------------------------------
1-5 years                   35.3        39.4
--------------------------------------------------
5-10 years                  36.9        38.5
--------------------------------------------------
10+ years                   17.9        15.3
--------------------------------------------------
Average Effective Maturity   8.2 years   7.6 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/5/ Net Expense Ratio/6/
-------------------------------------------------------
     A              1.08                  1.05
-------------------------------------------------------
     B              1.83                  1.80
-------------------------------------------------------
     C              1.82                  1.80
-------------------------------------------------------
     Y              0.80                  0.80
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers and reimbursements, if any, without which performance would have been lower.
/5/Before waivers and reimbursements.
/6/After waivers and reimbursements.

                        LOOMIS SAYLES HIGH INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks high current income plus the opportunity for capital appreciation to produce a high total return

--------------------------------------------------------------------------------
Strategy:
Invests primarily in lower-quality fixed-income securities

--------------------------------------------------------------------------------
Fund Inception:
February 22, 1984

--------------------------------------------------------------------------------
Managers:
Matthew J. Eagan, CFA
Kathleen C. Gaffney, CFA
Elaine M. Stokes
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFHX
Class B         NEHBX
Class C         NEHCX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest-rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.

Management Discussion
--------------------------------------------------------------------------------

Higher-risk, higher-yielding bonds started Loomis Sayles High Income Fund's fiscal year on a strong note, amid steady economic growth. By early February, investor demand for higher income and their comfort level with risk had driven up prices on high-yielding corporate bonds, narrowing the "spread" - the yield advantage these bonds have over U.S. Treasuries - to their tightest levels in years. However, a sharp drop in China's stock market in February drew nervous equity investors to the safer haven of high-quality U.S. Treasury securities. Spreads widened out again, ending March at about the same levels that prevailed at the beginning of January, 2007. Meanwhile, concern over the weak U.S. housing market and softening business spending added to investors' caution, which increased selling pressure on long-term bonds. The yield curve, a graphic representation of the difference in yield between short- and long-term bonds, widened.

For the six months ended March 31, 2007, the fund's total return was 7.55%, based on the net asset value of Class A shares and $0.20 in reinvested dividends. The fund's return surpassed both its benchmark, the Lehman High Yield Composite Index, which returned 6.95% for the period, and the 6.77% average return on Morningstar's High Yield Bond category. As of March 31, 2007, the fund's SEC yield was 5.45%.

STRATEGY REFLECTED INVESTORS' RISK TOLERANCE
For the period as a whole, higher-yielding securities outperformed the market. As corporate earnings improved, investors became less worried about potential defaults. The supply of new bonds coming to market also dried up. Among the fund's domestic high-yield bonds, careful research led to strong contributions from select industrial and utility holdings. Lower-quality bonds within the CCC and BBB rating categories also aided fund returns, but prices of longer-maturity CCC issues, which are below investment grade, suffered when interest rates on higher-quality bonds rose late in the period. The fund's relatively small position in high-quality, A-rated bonds also trimmed the fund's lead late in the period.

The portfolio's duration, or price sensitivity to interest rate changes, was longer than that of the benchmark, and changed relatively little during the six-month period. Although this relatively aggressive stance hurt results when interest rates rose, we are comfortable with the fund's positioning and are researching additional opportunities in longer-maturity bonds.

NON-U.S.-DOLLAR COMMITMENTS PLAYED A KEY ROLE
Successful security selection brought favorable returns on bonds denominated in several foreign currencies. Emerging market economies continued to thrive on strong global demand for commodities and reductions in their overall indebtedness. Holdings in the Brazilian real, Thai baht, Mexican peso and Malaysian ringgit benefited returns. However, bonds denominated in weaker currencies, including those of Indonesia, South Korea and Russia, held back results for the fiscal period. Holdings in the Japanese yen also weakened when interest rates in Japan rose, obliging investors to repay money they had borrowed earlier when rates were low. Disappointing sectors included telecommunications companies and some government-linked issues.

OUTLOOK IS FOR MODERATE GROWTH
We believe the recent slowing in the U.S. economy constitutes a pause, which should be followed by continued growth in the economy and corporate profits, although at a slower pace than before. This scenario might ease inflationary pressures, a development that would reduce pressure on the Fed to resume raising rates. Worsening conditions in the housing market could disturb other areas of the economy and could even prompt the Fed to cut short-term interest rates, although we think this is unlikely. Caution among lending institutions following recent mortgage defaults might also squeeze credit availability and cast doubt on the economic re-acceleration that we anticipate. With valuations of some high-yield securities still very high, in our opinion, return expectations seem modest. However, we believe our research-intensive approach, global reach and flexibility to make tactical adjustments may add to returns in the months ahead.

                        LOOMIS SAYLES HIGH INCOME FUND

Investment Results through March 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  March 31, 1997 through March 32, 2007

                                     [CHART]

            Net Asset       Maximum Sales   Lehman High Yield
             Value/1/         Charge/2/     Composite Index
            ---------       -------------   ------------------
 3/31/1997   $10,000          $ 9,550             $10,000
 4/30/1997    10,056            9,603              10,098
 5/31/1997    10,390            9,922              10,322
 6/30/1997    10,457            9,987              10,465
 7/31/1997    10,743           10,259              10,752
 8/31/1997    10,812           10,325              10,728
 9/30/1997    11,134           10,633              10,940
10/31/1997    11,037           10,540              10,950
11/30/1997    11,185           10,682              11,055
12/31/1997    11,289           10,781              11,152
 1/31/1998    11,458           10,943              11,352
 2/28/1998    11,442           10,927              11,419
 3/31/1998    11,560           11,040              11,526
 4/30/1998    11,622           11,099              11,572
 5/31/1998    11,604           11,082              11,612
 6/30/1998    11,643           11,119              11,654
 7/31/1998    11,626           11,103              11,720
 8/31/1998    10,819           10,332              11,073
 9/30/1998    10,716           10,234              11,123
10/31/1998    10,491           10,019              10,895
11/30/1998    11,244           10,738              11,347
12/31/1998    11,095           10,596              11,360
 1/31/1999    11,345           10,834              11,529
 2/28/1999    11,416           10,902              11,461
 3/31/1999    11,601           11,079              11,570
 4/30/1999    11,850           11,317              11,794
 5/31/1999    11,560           11,040              11,635
 6/30/1999    11,528           11,009              11,610
 7/31/1999    11,482           10,965              11,656
 8/31/1999    11,302           10,794              11,528
 9/30/1999    11,229           10,724              11,445
10/31/1999    11,330           10,820              11,369
11/30/1999    11,405           10,892              11,501
12/31/1999    11,538           11,019              11,632
 1/31/2000    11,410           10,897              11,581
 2/29/2000    11,462           10,946              11,604
 3/31/2000    11,115           10,615              11,360
 4/30/2000    11,109           10,609              11,378
 5/31/2000    10,799           10,313              11,261
 6/30/2000    11,126           10,625              11,491
 7/31/2000    11,192           10,688              11,578
 8/31/2000    11,147           10,645              11,658
 9/30/2000    10,916           10,425              11,556
10/31/2000    10,371            9,905              11,186
11/30/2000     9,510            9,082              10,743
12/31/2000     9,680            9,244              10,950
 1/31/2001    10,804           10,317              11,770
 2/28/2001    10,750           10,266              11,927
 3/31/2001    10,200            9,741              11,646
 4/30/2001     9,887            9,442              11,501
 5/31/2001     9,914            9,468              11,708
 6/30/2001     9,345            8,924              11,380
 7/31/2001     9,529            9,100              11,547
 8/31/2001     9,455            9,030              11,684
 9/30/2001     8,595            8,208              10,898
10/31/2001     8,500            8,118              11,168
11/30/2001     8,776            8,381              11,575
12/31/2001     8,649            8,259              11,528
 1/31/2002     8,702            8,311              11,608
 2/28/2002     8,438            8,058              11,446
 3/31/2002     8,665            8,275              11,722
 4/30/2002     8,594            8,207              11,909
 5/31/2002     8,468            8,087              11,843
 6/30/2002     7,863            7,509              10,970
 7/31/2002     7,333            7,003              10,491
 8/31/2002     7,590            7,249              10,790
 9/30/2002     7,309            6,980              10,648
10/31/2002     7,305            6,976              10,555
11/30/2002     7,791            7,440              11,209
12/31/2002     7,883            7,529              11,366
 1/31/2003     8,050            7,688              11,744
 2/28/2003     8,163            7,796              11,889
 3/31/2003     8,374            7,997              12,231
 4/30/2003     8,858            8,459              12,957
 5/31/2003     9,013            8,607              13,091
 6/30/2003     9,208            8,793              13,467
 7/31/2003     9,024            8,618              13,319
 8/31/2003     9,120            8,710              13,472
 9/30/2003     9,419            8,995              13,841
10/31/2003     9,620            9,187              14,120
11/30/2003     9,821            9,379              14,334
12/31/2003    10,083            9,629              14,659
 1/31/2004    10,239            9,778              14,938
 2/29/2004    10,194            9,735              14,901
 3/31/2004    10,252            9,791              15,002
 4/30/2004    10,018            9,567              14,900
 5/31/2004     9,758            9,319              14,648
 6/30/2004     9,969            9,520              14,858
 7/31/2004    10,050            9,597              15,060
 8/31/2004    10,324            9,859              15,355
 9/30/2004    10,467            9,996              15,578
10/31/2004    10,699           10,217              15,860
11/30/2004    10,868           10,379              16,051
12/31/2004    11,126           10,626              16,290
 1/31/2005    11,163           10,661              16,269
 2/28/2005    11,422           10,908              16,508
 3/31/2005    11,018           10,522              16,028
 4/30/2005    10,793           10,307              15,872
 5/31/2005    11,074           10,575              16,154
 6/30/2005    11,337           10,827              16,471
 7/31/2005    11,515           10,997              16,759
 8/31/2005    11,576           11,055              16,791
 9/30/2005    11,550           11,030              16,623
10/31/2005    11,406           10,893              16,507
11/30/2005    11,518           11,000              16,593
12/31/2005    11,686           11,160              16,736
 1/31/2006    12,035           11,493              17,003
 2/28/2006    12,219           11,669              17,116
 3/31/2006    12,265           11,713              17,219
 4/30/2006    12,336           11,781              17,325
 5/31/2006    12,113           11,568              17,323
 6/30/2006    12,135           11,589              17,262
 7/31/2006    12,251           11,700              17,431
 8/31/2006    12,514           11,950              17,714
 9/30/2006    12,635           12,066              17,965
10/31/2006    12,903           12,322              18,209
11/30/2006    13,143           12,551              18,515
12/31/2006    13,307           12,708              18,718
 1/31/2007    13,425           12,821              18,927
 2/28/2007    13,595           12,983              19,192
 3/31/2007    13,589           12,978              19,212


Average Annual Total Returns -- March 31, 2007/4/


                                                                          SINCE
                                      6 MONTHS 1 YEAR 5 YEARS 10 YEARS  INCEPTION

CLASS A (Inception 2/22/84)
Net Asset Value/1/                      7.55%  10.78%   9.42%   3.12%       --
With Maximum Sales Charge/2/            2.71    5.81    8.40    2.65        --

CLASS B (Inception 9/20/93)
Net Asset Value/1/                      7.07   10.09    8.59    2.36        --
With CDSC/3/                            2.07    5.09    8.30    2.36        --

CLASS C (Inception 3/2/98)
Net Asset Value/1/                      7.28   10.10    8.63      --      1.14
With CDSC/3/                            6.28    9.10    8.63      --      1.14
-----------------------------------------------------------------------------------

                                                                          SINCE
                                                                         CLASS C
COMPARATIVE PERFORMANCE               6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/5/
Lehman High Yield Composite Index       6.95%  11.58%  10.39%   6.75%     5.84%
Morningstar High Yield Bond Fund Avg.   6.77   10.15    9.27    5.56      4.25

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Performance history includes periods from a predecessor fund.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       3/31/2007  9/30/2006
------------------------------------------
Aaa                     4.3        8.0
------------------------------------------
Aa                      3.4        2.5
------------------------------------------
A                       0.8        0.5
------------------------------------------
Baa                     6.8        6.8
------------------------------------------
Ba                     14.7       17.4
------------------------------------------
B                      31.3       39.4
------------------------------------------
Caa                    12.8        6.8
------------------------------------------
Not Rated*             13.3       13.7
------------------------------------------
Short-term and other   12.6        4.9
------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.



                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/07     9/30/06
--------------------------------------------------
1 year or less              13.2         4.0
--------------------------------------------------
1-5 years                   22.1        25.9
--------------------------------------------------
5-10 years                  18.8        23.1
--------------------------------------------------
10+ years                   45.9        47.0
--------------------------------------------------
Average Effective Maturity  11.1 years  12.0 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/6/ Net Expense Ratio/7/
-------------------------------------------------------
     A              1.48                  1.15
-------------------------------------------------------
     B              2.25                  1.90
-------------------------------------------------------
     C              2.23                  1.90
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers and reimbursements, if any, without which performance would have been lower.
/5/The since-inception comparative performance figures shown for Class C shares are calculated from 4/1/98.
/6/Before waivers and reimbursements.
/7/After waivers and reimbursements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

PORTFOLIO PROFILE


Objective:
Seeks a high current return consistent with preservation of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

--------------------------------------------------------------------------------
Fund Inception:
January 3, 1989

--------------------------------------------------------------------------------
Managers:
John Hyll
Clifton V. Rowe, CFA
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFLX
Class B         NELBX
Class C         NECLX
Class Y         NELYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Securities issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.

Management Discussion
--------------------------------------------------------------------------------

After raising the federal funds rate (the interest rate banks charge one another for overnight loans) repeatedly last year, the Federal Reserve Board has left rates unchanged since its meetings last fall, resulting in a period of relative calm for bond prices. Loomis Sayles Limited Term Government and Agency Fund's total return for the six months ended March 31, 2007 was 2.36% based on the net asset value of Class A shares and $0.24 in reinvested dividends. The fund's benchmark, the Lehman 1-5 Year Government Bond Index returned 2.45%, while the average return on Morningstar's Short Government category was 2.25%. The fund's 30-day SEC yield was 3.90% as of March 31, 2007.

HIGHER-YIELDING SECURITIES PROVIDE A PERFORMANCE EDGE
Its emphasis on mortgage-backed and asset-backed securities helped keep the fund in the upper half of its Morningstar category, which is composed of comparable funds tracked by this mutual fund research company. The fund's results also put it within a few percentage points of its Lehman benchmark, an unmanaged list of government bonds maturing in 1-5 years. As they were last year, U.S. Treasury securities were among the weaker performers during the fiscal period ended March 31, 2007, largely because these top-quality securities have lower yields than mortgage-backed securities, reflecting their lower risk levels. Although there were periods during the past 18 months when investors chose safety and liquidity over yield, higher income has continued to provide a performance edge.

Mortgage-backed securities (MBS) provided a significant yield advantage compared to other alternatives in the intermediate government bond sector. The relatively calm interest-rate environment reduced investors' desire to refinance mortgages, which sometimes makes this market volatile. The fund also benefited from its emphasis on asset-backed securities (ABS), which are backed by loans or accounts receivable originated by banks or credit card companies.

As was true during the previous fiscal period, the fund's holdings in U.S. Treasury securities were among its weakest holdings. Although they generated positive returns, investor demand for Treasury securities was weak relative to other, higher-yielding issues, which made them unable to keep pace.

CURRENT STRATEGY REFLECTS OUTLOOK FOR RELATIVE CALM AHEAD
We modestly reduced the fund's holdings in what are called "agency MBS" - mortgage-backed securities issued by government-sponsored entities - although this remains the fund's most heavily weighted sector. At the same time, we added to the fund's holdings in AAA-rated non-government-sponsored agency MBS and ABS securities. Even though the non-agency securities represented in the fund's portfolio are AAA-rated, they are slightly lower in quality, and slightly higher in yield, than comparable instruments backed by the U.S. government.

We also gradually increased the portfolio's duration, beginning in the fourth quarter of the previous fiscal year. A somewhat longer overall maturity allowed the fund to benefit from declining interest rates. However, since then the fund's duration has been similar to that of its benchmark, which is considered a neutral strategy - neither bullish nor bearish.

Currently, we are not anticipating any major changes in interest rates, and we do not regard any specific sector of the market as undervalued. Consequently, our focus is on finding opportunities to add income to the portfolio. In the relatively stable interest-rate environment we see ahead, we expect the fund's MBS holdings, with their income advantage over Treasury securities, to be the greatest contributors to the fund's total return.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Investment Results through March 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  March 31, 1997 through March 31, 2007

                                     [CHART]

                                               Lehman 1-5 Year
               Net Asset   Maximum Sales       Government Bond
               Value/1/      Charge/2/               Index
               ---------   -------------       ----------------
 3/31/1997     $10,000        $ 9,700               $10,000
 4/30/1997      10,088          9,785                10,096
 5/31/1997      10,150          9,845                10,169
 6/30/1997      10,247          9,940                10,248
 7/31/1997      10,416         10,104                10,395
 8/31/1997      10,398         10,086                10,383
 9/30/1997      10,506         10,191                10,477
10/31/1997      10,624         10,305                10,576
11/30/1997      10,642         10,323                10,596
12/31/1997      10,723         10,401                10,675
 1/31/1998      10,879         10,552                10,797
 2/28/1998      10,854         10,528                10,796
 3/31/1998      10,835         10,510                10,832
 4/30/1998      10,877         10,551                10,884
 5/31/1998      10,948         10,620                10,950
 6/30/1998      11,028         10,697                11,012
 7/31/1998      11,042         10,711                11,059
 8/31/1998      11,219         10,882                11,229
 9/30/1998      11,540         11,194                11,433
10/31/1998      11,428         11,085                11,478
11/30/1998      11,393         11,051                11,452
12/31/1998      11,416         11,074                11,492
 1/31/1999      11,478         11,134                11,541
 2/28/1999      11,346         11,006                11,444
 3/31/1999      11,399         11,057                11,524
 4/30/1999      11,432         11,089                11,557
 5/31/1999      11,347         11,006                11,519
 6/30/1999      11,273         10,935                11,551
 7/31/1999      11,219         10,882                11,570
 8/31/1999      11,214         10,878                11,598
 9/30/1999      11,342         11,002                11,686
10/31/1999      11,364         11,023                11,712
11/30/1999      11,375         11,034                11,728
12/31/1999      11,339         10,999                11,717
 1/31/2000      11,290         10,951                11,694
 2/29/2000      11,390         11,049                11,782
 3/31/2000      11,532         11,186                11,876
 4/30/2000      11,495         11,150                11,891
 5/31/2000      11,501         11,156                11,930
 6/30/2000      11,665         11,315                12,087
 7/31/2000      11,723         11,372                12,165
 8/31/2000      11,846         11,491                12,276
 9/30/2000      11,938         11,580                12,382
10/31/2000      11,981         11,621                12,456
11/30/2000      12,144         11,779                12,599
12/31/2000      12,286         11,917                12,783
 1/31/2001      12,442         12,068                12,957
 2/28/2001      12,535         12,159                13,055
 3/31/2001      12,614         12,236                13,158
 4/30/2001      12,589         12,211                13,167
 5/31/2001      12,652         12,272                13,232
 6/30/2001      12,661         12,281                13,277
 7/31/2001      12,896         12,509                13,471
 8/31/2001      12,981         12,592                13,572
 9/30/2001      13,185         12,789                13,836
10/31/2001      13,383         12,981                14,002
11/30/2001      13,209         12,812                13,910
12/31/2001      13,128         12,734                13,887
 1/31/2002      13,198         12,802                13,932
 2/28/2002      13,328         12,929                14,022
 3/31/2002      13,136         12,742                13,876
 4/30/2002      13,377         12,976                14,085
 5/31/2002      13,468         13,064                14,163
 6/30/2002      13,602         13,194                14,312
 7/31/2002      13,797         13,383                14,534
 8/31/2002      13,932         13,514                14,637
 9/30/2002      14,058         13,636                14,814
10/31/2002      14,089         13,666                14,838
11/30/2002      14,024         13,603                14,757
12/31/2002      14,199         13,773                14,956
 1/31/2003      14,192         13,766                14,942
 2/28/2003      14,315         13,886                15,050
 3/31/2003      14,305         13,876                15,073
 4/30/2003      14,330         13,900                15,107
 5/31/2003      14,417         13,985                15,241
 6/30/2003      14,391         13,959                15,247
 7/31/2003      14,092         13,669                15,045
 8/31/2003      14,138         13,714                15,052
 9/30/2003      14,373         13,942                15,280
10/31/2003      14,272         13,844                15,179
11/30/2003      14,311         13,882                15,172
12/31/2003      14,411         13,979                15,279
 1/31/2004      14,473         14,039                15,333
 2/29/2004      14,585         14,147                15,447
 3/31/2004      14,640         14,201                15,526
 4/30/2004      14,376         13,945                15,279
 5/31/2004      14,329         13,899                15,246
 6/30/2004      14,383         13,952                15,263
 7/31/2004      14,464         14,030                15,344
 8/31/2004      14,646         14,207                15,510
 9/30/2004      14,642         14,203                15,503
10/31/2004      14,718         14,276                15,575
11/30/2004      14,652         14,212                15,463
12/31/2004      14,700         14,259                15,515
 1/31/2005      14,721         14,279                15,510
 2/28/2005      14,663         14,223                15,448
 3/31/2005      14,619         14,181                15,427
 4/30/2005      14,748         14,305                15,555
 5/31/2005      14,823         14,378                15,642
 6/30/2005      14,845         14,400                15,678
 7/31/2005      14,779         14,335                15,591
 8/31/2005      14,882         14,436                15,724
 9/30/2005      14,797         14,353                15,647
10/31/2005      14,732         14,290                15,616
11/30/2005      14,776         14,333                15,674
12/31/2005      14,874         14,428                15,745
 1/31/2006      14,880         14,433                15,763
 2/28/2006      14,929         14,481                15,769
 3/31/2006      14,857         14,411                15,766
 4/30/2006      14,865         14,419                15,808
 5/31/2006      14,860         14,414                15,821
 6/30/2006      14,882         14,436                15,847
 7/31/2006      15,030         14,579                15,988
 8/31/2006      15,165         14,710                16,128
 9/30/2006      15,271         14,813                16,225
10/31/2006      15,338         14,878                16,295
11/30/2006      15,447         14,984                16,397
12/31/2006      15,440         14,976                16,377
 1/31/2007      15,452         14,988                16,400
 2/28/2007      15,591         15,123                16,560
 3/31/2007      15,633         15,164                16,621



Average Annual Total Returns -- March 31, 2007/4/



                                  6 MONTHS 1 YEAR 5 YEARS  10 YEARS
CLASS A (Inception 1/3/89)
Net Asset Value/1/                  2.36%   5.22%  3.54%     4.57%
With Maximum Sales Charge/2/       -0.70    2.04   2.91/6/   4.25/6/

CLASS B (Inception 9/27/93)
Net Asset Value/1/                  2.02    4.47   2.79      3.87
With CDSC/3/                       -2.98   -0.53   2.44      3.87

CLASS C (Inception 12/30/94)
Net Asset Value/1/                  2.02    4.47   2.83      3.87
With CDSC/3/                        1.02    3.47   2.83      3.87

CLASS Y (Inception 3/31/94)
Net Asset Value/1/                  2.64    5.54   3.83      4.94
--------------------------------------------------------------------

COMPARATIVE PERFORMANCE           6 MONTHS 1 YEAR 5 YEARS  10 YEARS
Lehman 1-5 Yr Gov't Bond Index      2.45%   5.43%  3.68%     5.21%
Morningstar Short Gov't Fund Avg.   2.25    4.88   3.15      4.58
                                   -----   -----   ----      ----

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain investors, as described in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                   % of Net Assets as of
FUND COMPOSITION                   3/31/2007  9/30/2006
--------------------------------------------------------
Mortgage Related                     57.2       65.4
--------------------------------------------------------
Treasuries                           23.1       19.4
--------------------------------------------------------
Asset Backed Securities               4.2        4.5
--------------------------------------------------------
Agency                                3.3        3.1
--------------------------------------------------------
Hybrid ARMS                           3.0        2.0
--------------------------------------------------------
Mortgage Backed Securities            1.1        1.1
--------------------------------------------------------
Collateralized Mortgage Obligation    0.2         --
--------------------------------------------------------
Government Sponsored                   --        2.7
--------------------------------------------------------
Short Term Investments & Other        7.9        1.8
--------------------------------------------------------


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/07     9/30/06
--------------------------------------------------
1 year or less              20.3        21.3
--------------------------------------------------
1-5 years                   66.4        59.6
--------------------------------------------------
5-10 years                  13.3        19.1
--------------------------------------------------
10+ years                    n/a         n/a
--------------------------------------------------
Average Effective Maturity   3.1 years   3.5 years
--------------------------------------------------

 Portfolio characteristics will vary.

 EXPENSE RATIOS AS STATED IN THE MOST RECENT /PROSPECTUS/

Share Class Gross Expense Ratio/5/ Net Expense Ratio/6/
-------------------------------------------------------
     A              1.09                  1.00
-------------------------------------------------------
     B              1.84                  1.75
-------------------------------------------------------
     C              1.84                  1.75
-------------------------------------------------------
     Y              0.74                  0.74
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 3.00%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers and reimbursements, if any, without which performance would have been lower.
/5/Before waivers and reimbursements.
/6/After waivers and reimbursements.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

--------------------------------------------------------------------------------
Strategy:
Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

--------------------------------------------------------------------------------
Inception Date:
March 23, 1984

--------------------------------------------------------------------------------
Manager:
Robert Payne
Martha A. Strom
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFMX
Class B         NEMBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Realized capital gains are fully taxable. Some investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds entail higher risks.

Management Discussion
--------------------------------------------------------------------------------

Municipal bond prices declined somewhat during the closing quarter of 2006. This, combined with an above-average supply of new issues over the past four months, caused the municipal market to under-perform investor expectations for the six months ended March 31, 2007. Long-term municipal bonds were hardest hit, and since this is a long-term fund, its performance was disappointing, especially in light of the positive results it achieved previously.

For the six months ended March 31, 2007, the total return on Loomis Sayles Massachusetts Tax Free Income Fund was 1.58% based on the net asset value of Class A shares and $0.32 per share in reinvested dividends. The fund's results were slightly above the 1.42% average return on Morningstar's Muni Massachusetts category, but slightly behind the 1.93% return on the fund's nationally diversified benchmark, the Lehman Municipal Bond Index. The fund's 30-day SEC yield at the end of March was 3.59%, equivalent to a taxable yield of 5.82%, adjusted for the combined maximum federal and Massachusetts income tax rates of 38.45%.

HIGHER-YIELDS CONTINUE TO HOLD INVESTORS' ATTENTION
Revenue bonds issued for higher education and healthcare institutions contributed the most to performance. The higher yields available from these two sectors gave the fund a slight performance edge over its competitors. However, revenue bonds issued for leasing and transportation companies were the weakest contributors to performance during the period, largely because the fund was underweight in these sectors versus the benchmark.

Relative to other states, Massachusetts bonds performed well, primarily because demand for the bonds has been steady, while the state has issued fewer of them. To partially offset the dearth of supply in Massachusetts and broaden the fund's diversification, we invested a small portion of assets in other states. We have held a small position in New Jersey bonds for the past two years. Unfortunately, these provided lackluster performance during the period, since the New Jersey bonds in the portfolio were mostly intermediate-term - an area of the market that has been less in demand lately. However, the fund continues to benefit from its investments in municipal bonds issued in Puerto Rico. This position not only provided additional portfolio diversification, the interest these bonds pays is not taxable to U.S. investors at either the federal or state level.

Because of their above-average coupon income, higher-yielding, lower-quality bonds were in demand during the period. However, municipal bonds with longer maturities - which had been strong - experienced less demand due to the above-average supply of new issues.

PORTFOLIO STRATEGY REMAINED STEADY
Our strategy remained essentially unchanged during the period. The fund's duration (its price sensitivity to changing interest rates) remained stable at just under seven years, while maturity edged out only slightly. Our strategy is neither defensive nor aggressive, reflecting our market outlook, which is for interest rates to continue to fluctuate within a fairly narrow range for the next few months.

Overall, we look for municipal credit quality trends to remain stable or improve slightly as the economy continues to grow at a slow, sustainable rate with low inflation prospects. Long-term, we expect municipal bonds to hold their own or slightly under-perform the taxable markets, as investors continue to seek the relative safety and tax-exempt features of this market. Nervousness over economic headlines may lead to bouts of volatility for interest rates generally, but we do not anticipate any sustained move as long as economic and financial conditions remain favorable.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

Investment Results through March 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  March 31, 1997 through March 31, 2007

                                     [CHART]

                 Net Asset      Maximum Sales      Lehman Municipal
                  Value/1/        Charge/2/           Bond Index
                 ---------      -------------      ----------------
 3/31/1997        $10,000         $ 9,575             $10,000
 4/30/1997         10,081           9,653              10,084
 5/31/1997         10,224           9,790              10,236
 6/30/1997         10,330           9,891              10,345
 7/31/1997         10,625          10,173              10,631
 8/31/1997         10,526          10,079              10,531
 9/30/1997         10,666          10,213              10,656
10/31/1997         10,718          10,263              10,725
11/30/1997         10,783          10,324              10,788
12/31/1997         10,931          10,467              10,945
 1/31/1998         11,020          10,552              11,058
 2/28/1998         11,005          10,537              11,062
 3/31/1998         10,974          10,507              11,072
 4/30/1998         10,935          10,471              11,022
 5/31/1998         11,104          10,632              11,196
 6/30/1998         11,143          10,669              11,240
 7/31/1998         11,149          10,675              11,268
 8/31/1998         11,327          10,845              11,442
 9/30/1998         11,452          10,966              11,585
10/31/1998         11,405          10,921              11,585
11/30/1998         11,425          10,939              11,625
12/31/1998         11,468          10,981              11,655
 1/31/1999         11,600          11,107              11,793
 2/28/1999         11,547          11,056              11,742
 3/31/1999         11,533          11,043              11,758
 4/30/1999         11,567          11,076              11,787
 5/31/1999         11,492          11,004              11,719
 6/30/1999         11,305          10,824              11,550
 7/31/1999         11,344          10,862              11,592
 8/31/1999         11,183          10,708              11,500
 9/30/1999         11,150          10,676              11,504
10/31/1999         10,994          10,527              11,380
11/30/1999         11,090          10,619              11,501
12/31/1999         10,994          10,527              11,415
 1/31/2000         10,904          10,440              11,365
 2/29/2000         11,039          10,570              11,497
 3/31/2000         11,245          10,768              11,749
 4/30/2000         11,195          10,719              11,679
 5/31/2000         11,151          10,677              11,618
 6/30/2000         11,375          10,892              11,926
 7/31/2000         11,520          11,030              12,092
 8/31/2000         11,664          11,168              12,279
 9/30/2000         11,617          11,123              12,215
10/31/2000         11,711          11,214              12,348
11/30/2000         11,760          11,261              12,441
12/31/2000         12,011          11,500              12,749
 1/31/2001         12,053          11,541              12,875
 2/28/2001         12,095          11,581              12,916
 3/31/2001         12,092          11,578              13,032
 4/30/2001         11,967          11,458              12,890
 5/31/2001         12,083          11,570              13,029
 6/30/2001         12,169          11,652              13,116
 7/31/2001         12,354          11,829              13,311
 8/31/2001         12,586          12,051              13,530
 9/30/2001         12,516          11,984              13,485
10/31/2001         12,632          12,095              13,645
11/30/2001         12,539          12,006              13,530
12/31/2001         12,397          11,870              13,402
 1/31/2002         12,466          11,936              13,635
 2/28/2002         12,607          12,071              13,799
 3/31/2002         12,375          11,849              13,529
 4/30/2002         12,602          12,066              13,793
 5/31/2002         12,700          12,160              13,877
 6/30/2002         12,847          12,301              14,024
 7/31/2002         13,010          12,457              14,204
 8/31/2002         13,169          12,609              14,375
 9/30/2002         13,465          12,893              14,689
10/31/2002         13,220          12,658              14,446
11/30/2002         13,137          12,579              14,386
12/31/2002         13,400          12,830              14,689
 1/31/2003         13,372          12,803              14,652
 2/28/2003         13,582          13,004              14,857
 3/31/2003         13,594          13,016              14,866
 4/30/2003         13,681          13,099              14,964
 5/31/2003         14,031          13,435              15,315
 6/30/2003         13,968          13,374              15,250
 7/31/2003         13,362          12,794              14,716
 8/31/2003         13,449          12,877              14,826
 9/30/2003         13,813          13,226              15,262
10/31/2003         13,791          13,205              15,185
11/30/2003         13,944          13,351              15,343
12/31/2003         14,074          13,476              15,470
 1/31/2004         14,169          13,567              15,559
 2/29/2004         14,378          13,767              15,793
 3/31/2004         14,345          13,735              15,738
 4/30/2004         13,959          13,365              15,365
 5/31/2004         13,897          13,307              15,309
 6/30/2004         13,914          13,323              15,365
 7/31/2004         14,113          13,513              15,567
 8/31/2004         14,390          13,778              15,879
 9/30/2004         14,486          13,870              15,964
10/31/2004         14,616          13,995              16,101
11/30/2004         14,467          13,852              15,968
12/31/2004         14,660          14,037              16,163
 1/31/2005         14,836          14,205              16,314
 2/28/2005         14,775          14,147              16,260
 3/31/2005         14,676          14,052              16,157
 4/30/2005         14,941          14,306              16,412
 5/31/2005         15,065          14,425              16,528
 6/30/2005         15,129          14,486              16,631
 7/31/2005         15,030          14,392              16,555
 8/31/2005         15,193          14,547              16,723
 9/30/2005         15,050          14,410              16,610
10/31/2005         14,933          14,298              16,509
11/30/2005         15,015          14,377              16,588
12/31/2005         15,151          14,507              16,731
 1/31/2006         15,169          14,525              16,776
 2/28/2006         15,294          14,644              16,889
 3/31/2006         15,178          14,533              16,772
 4/30/2006         15,191          14,546              16,767
 5/31/2006         15,251          14,602              16,841
 6/30/2006         15,180          14,535              16,778
 7/31/2006         15,352          14,699              16,977
 8/31/2006         15,590          14,927              17,229
 9/30/2006         15,688          15,021              17,349
10/31/2006         15,795          15,123              17,458
11/30/2006         15,931          15,254              17,604
12/31/2006         15,849          15,176              17,541
 1/31/2007         15,786          15,115              17,496
 2/28/2007         16,001          15,321              17,727
 3/31/2007         15,937          15,259              17,683


Average Annual Returns  -- March 31, 2007/4/


                                         6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 3/23/84)
Net Asset Value/1/                         1.58%   4.99%  5.20%    4.78%
With Maximum Sales Charge/2/              -2.74    0.53   4.29     4.33

CLASS B (Inception 9/13/93)
Net Asset Value/1/                         1.14    4.21   4.45     4.07
With CDSC/3/                              -3.84   -0.79   4.11     4.07
-------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                  6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Lehman Municipal Bond Index                1.93%   5.43%  5.50%    5.87%
Morningstar Muni Massachusetts Fund Avg.   1.42    4.51   4.67     4.88

Yields as of March 31, 2007


                            CLASS A CLASS B
SEC 30-Day Yield/5/          3.59%   3.00%
Taxable Equivalent Yield/6/  5.82    4.87

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       3/31/2007  9/30/2006
------------------------------------------
Aaa                    34.2       36.8
------------------------------------------
Aa                     20.4       20.5
------------------------------------------
A                      18.8       20.3
------------------------------------------
Baa                    12.1        9.5
------------------------------------------
Ba                      4.5        4.3
------------------------------------------
Not Rated*              8.0        6.0
------------------------------------------
Short-term and other    2.0        2.6
------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/07     9/30/06
--------------------------------------------------
1 year or less               1.2         1.9
--------------------------------------------------
1-5 years                   34.6        30.7
--------------------------------------------------
5-10 years                  39.9        49.3
--------------------------------------------------
10+ years                   24.3        18.1
--------------------------------------------------
Average Effective Maturity   7.5 years   6.9 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/7/ Net Expense Ratio/8/
-------------------------------------------------------
     A              1.14                  0.95
-------------------------------------------------------
     B              1.89                  1.70
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.25%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/4/Fund performance has been increased by expense waivers and reimbursements, if any, without which performance would have been lower.
/5/SEC Yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/6/Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
/7/Before waivers and reimbursements.
/8/After waivers and reimbursements.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in municipal securities that pay interest exempt from federal income tax other than the alternative minimum tax

--------------------------------------------------------------------------------
Fund Inception:
May 9, 1977

--------------------------------------------------------------------------------
Managers:
Robert Payne
Martha A. Strom
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFTX
Class B         NETBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Realized capital gains are fully taxable. Some investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds entail higher risks.

Management Discussion
--------------------------------------------------------------------------------

Last fall the Federal Reserve Board paused in its efforts to rein in the economy by raising short-term interest rates, but the municipal bond markets remained volatile. Municipals outperformed Treasuries in the closing three months of 2006, and a record pace of new issuance in the opening months of 2007 was generally well absorbed by investors. However, municipal securities generally, and the long-term municipals that are the focus of this fund in particular, under-performed expectations for the fiscal period.

For the six months ended March 31, 2007, the total return on Loomis Sayles Municipal Income Fund was 1.63%, based on the net asset value of Class A shares, $0.14 in reinvested dividends, and $0.03 in reinvested capital gains. The fund's results were slightly below the 1.93% return on the fund's benchmark, the Lehman Municipal Bond Index, and equal to the 1.63% average return on Morningstar's Muni National Long category. The fund's 30-day SEC yield at the end of March was 3.56%, equivalent to a taxable yield of 5.47% based on the maximum Federal income tax rate of 35.00%.

MARKET STILL FAVORS HIGHER-YIELDING BONDS
Investors seeking high income helped drive up prices of municipal bonds issued for healthcare facilities and utilities outperform other types of municipal bonds. Healthcare and utility bonds tend to offer higher yields than bonds with higher credit ratings. In general, the fund's best performers were those in the BBB range - the lowest rung in the investment-grade ladder. They remain in high demand and we continue to hold them. Transportation and water and sewer bonds also performed well, but the fund was underweight in these sectors relative to the benchmark. Although demand for higher-quality, lower-yielding bonds has been relatively weak, we also continue to hold a portion of assets in these securities because we believe prices of many high-yield bonds may currently be overvalued.

From a geographical perspective, New York and Michigan were the best contributors. New York state municipal bonds were in demand because of their higher yields, and many of our high-yielding Michigan holdings were issued on behalf of healthcare companies. Total returns on municipal bonds issued in Pennsylvania and Texas underperformed expectations because supply exceeded demand.

FUND'S INVESTMENT STRATEGY IS SLIGHTLY LESS DEFENSIVE
Longer-term bonds have under-performed shorter bonds recently, as investors focused on relative safety and lower price volatility. This may make some long-term municipal bonds more attractive from a valuation standpoint. We have extended duration modestly. Duration is a measure of a bond's price sensitivity to changing interest rates; a long duration is bullish, a short one is defensive. Going forward, we will look for opportunities to buy on weakness and gradually lengthen the portfolio to enhance current income.

OUTLOOK IS FOR RELATIVELY MINOR CHANGES IN BOND RETURNS
Currently we expect bond yields to fluctuate close to their current range, and we are not looking for major changes in the yield curve. We will continue to add to the fund's higher-yielding securities as opportunities present themselves. Long-term, we believe the municipal yield curve should remain stable, with relatively minor differences between long- and short-term rates, although the curve in the municipal market is significantly steeper than in the Treasury market.

Overall, we look for municipal credit quality trends to remain stable or improve slightly as the economy continues to grow at a slow, sustainable rate with low inflation prospects. Long-term, we expect municipal bonds to hold their own or slightly under-perform the taxable markets as investors continue to be drawn to the relative safety and tax-exempt features of this market. Nervousness over economic headlines may lead to bouts of volatility for interest rates generally, but we do not anticipate any sustained move as long as economic and financial conditions remain favorable.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

Investment Results through March 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                    March 31, 1997 through March 31, 2007

                                     [CHART]

                   Net Asset     Maximum Sales      Lehman Municipal
                    Value/1/        Charge/2/         Bond Index
                   ---------       ----------       ----------------
 3/31/1997          $10,000         $ 9,550             $10,000
 4/30/1997           10,073           9,620              10,084
 5/31/1997           10,187           9,728              10,236
 6/30/1997           10,328           9,864              10,345
 7/31/1997           10,607          10,130              10,631
 8/31/1997           10,544          10,069              10,531
 9/30/1997           10,632          10,154              10,656
10/31/1997           10,707          10,225              10,725
11/30/1997           10,740          10,257              10,788
12/31/1997           10,888          10,398              10,945
 1/31/1998           11,023          10,527              11,058
 2/28/1998           11,099          10,600              11,062
 3/31/1998           11,116          10,616              11,072
 4/30/1998           11,064          10,566              11,022
 5/31/1998           11,183          10,680              11,196
 6/30/1998           11,230          10,725              11,240
 7/31/1998           11,249          10,743              11,268
 8/31/1998           11,399          10,886              11,442
 9/30/1998           11,491          10,974              11,585
10/31/1998           11,452          10,937              11,585
11/30/1998           11,500          10,983              11,625
12/31/1998           11,514          10,996              11,655
 1/31/1999           11,627          11,103              11,793
 2/28/1999           11,602          11,080              11,742
 3/31/1999           11,607          11,085              11,758
 4/30/1999           11,642          11,118              11,787
 5/31/1999           11,601          11,079              11,719
 6/30/1999           11,469          10,953              11,550
 7/31/1999           11,503          10,985              11,592
 8/31/1999           11,386          10,873              11,500
 9/30/1999           11,390          10,878              11,504
10/31/1999           11,225          10,720              11,380
11/30/1999           11,331          10,821              11,501
12/31/1999           11,239          10,733              11,415
 1/31/2000           11,179          10,676              11,365
 2/29/2000           11,303          10,795              11,497
 3/31/2000           11,478          10,961              11,749
 4/30/2000           11,414          10,901              11,679
 5/31/2000           11,382          10,870              11,618
 6/30/2000           11,591          11,069              11,926
 7/31/2000           11,719          11,192              12,092
 8/31/2000           11,881          11,346              12,279
 9/30/2000           11,849          11,316              12,215
10/31/2000           11,946          11,409              12,348
11/30/2000           12,027          11,486              12,441
12/31/2000           12,226          11,676              12,749
 1/31/2001           12,311          11,757              12,875
 2/28/2001           12,331          11,776              12,916
 3/31/2001           12,432          11,873              13,032
 4/30/2001           12,299          11,746              12,890
 5/31/2001           12,416          11,857              13,029
 6/30/2001           12,515          11,952              13,116
 7/31/2001           12,734          12,161              13,311
 8/31/2001           12,937          12,355              13,530
 9/30/2001           12,714          12,142              13,485
10/31/2001           12,886          12,306              13,645
11/30/2001           12,747          12,173              13,530
12/31/2001           12,591          12,025              13,402
 1/31/2002           12,798          12,222              13,635
 2/28/2002           12,971          12,387              13,799
 3/31/2002           12,758          12,184              13,529
 4/30/2002           12,967          12,384              13,793
 5/31/2002           13,033          12,447              13,877
 6/30/2002           13,154          12,563              14,024
 7/31/2002           13,239          12,643              14,204
 8/31/2002           13,342          12,742              14,375
 9/30/2002           13,555          12,945              14,689
10/31/2002           13,211          12,617              14,446
11/30/2002           13,190          12,596              14,386
12/31/2002           13,512          12,904              14,689
 1/31/2003           13,343          12,742              14,652
 2/28/2003           13,539          12,930              14,857
 3/31/2003           13,532          12,923              14,866
 4/30/2003           13,653          13,038              14,964
 5/31/2003           13,993          13,363              15,315
 6/30/2003           13,963          13,335              15,250
 7/31/2003           13,357          12,756              14,716
 8/31/2003           13,498          12,890              14,826
 9/30/2003           13,901          13,276              15,262
10/31/2003           13,836          13,213              15,185
11/30/2003           14,014          13,384              15,343
12/31/2003           14,138          13,501              15,470
 1/31/2004           14,224          13,584              15,559
 2/29/2004           14,444          13,794              15,793
 3/31/2004           14,434          13,785              15,738
 4/30/2004           14,079          13,446              15,365
 5/31/2004           14,048          13,416              15,309
 6/30/2004           14,057          13,424              15,365
 7/31/2004           14,238          13,597              15,567
 8/31/2004           14,496          13,843              15,879
 9/30/2004           14,580          13,924              15,964
10/31/2004           14,702          14,041              16,101
11/30/2004           14,571          13,916              15,968
12/31/2004           14,753          14,090              16,163
 1/31/2005           14,914          14,243              16,314
 2/28/2005           14,841          14,173              16,260
 3/31/2005           14,746          14,083              16,157
 4/30/2005           15,012          14,336              16,412
 5/31/2005           15,123          14,442              16,528
 6/30/2005           15,210          14,526              16,631
 7/31/2005           15,116          14,436              16,555
 8/31/2005           15,304          14,615              16,723
 9/30/2005           15,147          14,466              16,610
10/31/2005           15,031          14,354              16,509
11/30/2005           15,118          14,438              16,588
12/31/2005           15,246          14,560              16,731
 1/31/2006           15,272          14,585              16,776
 2/28/2006           15,404          14,711              16,889
 3/31/2006           15,287          14,599              16,772
 4/30/2006           15,294          14,606              16,767
 5/31/2006           15,343          14,653              16,841
 6/30/2006           15,288          14,600              16,778
 7/31/2006           15,462          14,767              16,977
 8/31/2006           15,742          15,034              17,229
 9/30/2006           15,876          15,162              17,349
10/31/2006           15,989          15,269              17,458
11/30/2006           16,144          15,417              17,604
12/31/2006           16,053          15,331              17,541
 1/31/2007           15,973          15,254              17,496
 2/28/2007           16,216          15,486              17,727
 3/31/2007           16,135          15,409              17,683


Average Annual Total Returns -- March 31, 2007/6/


                                         6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 5/9/77)
Net Asset Value/1/                         1.63%   5.55%  4.81%    4.90%
With Maximum Sales Charge/2/              -3.00    0.79   3.86     4.42

CLASS B (Inception 9/13/93)
Net Asset Value/1/                         1.25    4.76   4.06     4.05
With CDSC/3/                              -3.72   -0.24   3.72     4.05
-------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                  6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Lehman Municipal Bond Index                1.93%   5.43%  5.50%    5.87%
Morningstar Muni National Long Fund Avg.   1.63    4.86   4.95     5.07

Yields as of March 31, 2007


                                CLASS A CLASS B
SEC 30-Day Yield/4/              3.56%   2.97%
Taxable Equivalent Yield/5/      5.47    4.56

See page 13 for a description of the indexes.

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       3/31/2007  9/30/2006
------------------------------------------
Aaa                    30.6       28.2
------------------------------------------
Aa                     14.3       13.8
------------------------------------------
A                      24.1       27.1
------------------------------------------
Baa                    14.5       14.1
------------------------------------------
Ba                      3.4        3.3
------------------------------------------
Not Rated*             10.9       12.0
------------------------------------------
Short-term and other    2.2        1.5
------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/07     9/30/06
--------------------------------------------------
1 year or less               1.0         4.4
--------------------------------------------------
1-5 years                    7.5         3.7
--------------------------------------------------
5-10 years                  72.7        76.0
--------------------------------------------------
10+ years                   18.8        15.9
--------------------------------------------------
Average Effective Maturity   9.3 years   8.4 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/7/ Net Expense Ratio/8/
-------------------------------------------------------
     A              0.99                  0.95
-------------------------------------------------------
     B              1.75                  1.70
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/4/SEC Yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/5/Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
/6/Fund performance has been increased by expense waivers and reimbursements, if any, without which performance would have been lower.
/7/Before waivers and reimbursements.
/8/After waivers and reimbursements.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

PORTFOLIO PROFILE



Objective:
Seeks high current income, with a secondary objective of capital growth

--------------------------------------------------------------------------------
Strategy:
Invests primarily in income-producing securities in the U.S. and around the world

--------------------------------------------------------------------------------
Fund Inception:
May 1, 1995

--------------------------------------------------------------------------------
Managers:
Daniel J. Fuss, CFA, CIC
Kathleen C. Gaffney, CFA

Associate Managers:
Matthew J. Eagan, CFA
Elaine M. Stokes
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFZX
Class B         NEZBX
Class C         NECZX
Class Y         NEZYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

Management Discussion
--------------------------------------------------------------------------------

Higher-risk, higher-yielding bonds began Loomis Sayles Strategic Income Fund's fiscal year on a strong note, amid steady economic expansion fueled by growing corporate profits. By February, investor demand for higher income, and their comfort level with risk early in the period, had driven up prices on high-yielding corporate bonds, narrowing the spread - the yield advantage lower-quality bonds have over U.S. Treasuries - to its narrowest level in years. However, early in February a sharp drop in China's stock market caused nervous equity investors to seek the safer haven of high-quality U.S. Treasury securities. Spreads widened out again and ended March 2007 little changed from their levels at the beginning of January. Meanwhile, heightened concern over the weak U.S. housing market and softening business spending prompted many investors to sell their riskier, long-term bonds. The yield curve, a graphic representation of the difference in yield between short- and long-term bonds, widened.

For the six months ended March 31, 2007, the fund provided a total return of 4.87%, based on the net asset value of Class A shares and $0.41 in reinvested dividends. These results outdistanced the fund's benchmark, the Lehman Aggregate Bond Index, which returned 2.76% for the period. (Bear in mind that the fund has a broader reach and greater flexibility than the index.) The fund also outperformed the 4.49% average return on the funds in Morningstar's Multisector Bond Category. Its 30-day SEC yield was 5.11% on March 31, 2007.

STRATEGY TRACKED INVESTORS' RISK ACCEPTANCE
Successful security selection and its exposure to stronger markets were the primary drivers of the fund's results. Early in the period investors favored riskier sectors, including emerging markets, where favorable economic conditions brightened expectations. Later in the period we raised the portfolio's credit quality, so that, by the end of March, investment-grade issues accounted for nearly 70% of the fund's assets. Non-U.S. dollar issues were standouts. Our slightly longer duration relative to the fund's benchmark was a modest negative when interest rates rose and bond prices retreated. Duration is a measure of a portfolio's sensitivity to changes in interest rates. A longer duration is more aggressive; a shorter duration is defensive.

STRONG CURRENCIES AND SECTORS BOOSTED RESULTS
About a third of the fund is invested in bonds denominated in currencies outside the United States, and these were our best performers, with the exception of Canadian-dollar issues. Investments in strong currencies, as well as both high-yield and investment-grade issues, drove the fund's superior results. Strength in Brazil's real, the Mexican peso and the New Zealand dollar enhanced returns. Results were also positive among high-yield utility bonds and convertible issues. Careful research led to favorable returns among sovereigns (debt securities backed by foreign governments), as well as bonds issued by some consumer companies and firms engaged in telecommunications, media and technology.

OUTLOOK IS FOR RENEWED MOMENTUM
We believe the current economic slowdown signals a pause in the economic expansion, but not an end. We expect growth to resume later in the year, favoring corporate issues. The current period of slackening activity could cool inflationary fires, however, and lessen pressure on the Federal Reserve Board to resume raising short-term rates. We also believe the housing slump may ease in coming months, although a protracted or steepening slowdown could have wider effects and lead to rate cuts. Lenders are also being more cautious in the wake of controversies surrounding subprime lending, and any squeeze on credit could jeopardize the economic re-acceleration that we anticipate.

Valuations on high-yield issues appear to be stretched, in our opinion, and volatility could return to this market. But economic conditions still favor the sector, and we believe careful research should enhance returns. We are also finding attractive valuations among mortgage-backed issues, although we are mindful of the risks to this sector if subprime turbulence intensifies.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

Investment Results through March 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


                  March 31, 1997 through March 31, 2007

                                     [CHART]

                                                                Lehman
             Net Asset   Maximum Sales   Lehman Aggregate   Universal Bond
             Value/1/      Charge/2/        Bond Index           Index
             ---------   -------------   ----------------   ---------------
 3/31/1997    $10,000      $ 9,550            $10,000            $10,000
 4/30/1997     10,064        9,611             10,150             10,151
 5/31/1997     10,280        9,818             10,246             10,259
 6/30/1997     10,514       10,041             10,367             10,384
 7/31/1997     10,987       10,492             10,647             10,667
 8/31/1997     10,703       10,222             10,556             10,579
 9/30/1997     11,081       10,583             10,712             10,743
10/31/1997     10,849       10,360             10,867             10,845
11/30/1997     10,907       10,416             10,917             10,904
12/31/1997     10,851       10,363             11,027             11,020
 1/31/1998     11,028       10,532             11,169             11,159
 2/28/1998     11,230       10,725             11,160             11,168
 3/31/1998     11,471       10,954             11,199             11,219
 4/30/1998     11,474       10,958             11,257             11,276
 5/31/1998     11,287       10,779             11,364             11,357
 6/30/1998     11,107       10,608             11,460             11,432
 7/31/1998     10,969       10,475             11,485             11,460
 8/31/1998      9,622        9,189             11,671             11,459
 9/30/1998      9,933        9,486             11,945             11,731
10/31/1998     10,041        9,589             11,882             11,682
11/30/1998     10,714       10,232             11,949             11,799
12/31/1998     10,665       10,185             11,985             11,825
 1/31/1999     10,850       10,361             12,070             11,904
 2/28/1999     10,694       10,213             11,860             11,716
 3/31/1999     11,259       10,752             11,926             11,805
 4/30/1999     11,981       11,442             11,963             11,875
 5/31/1999     11,609       11,087             11,858             11,755
 6/30/1999     11,643       11,119             11,821             11,734
 7/31/1999     11,414       10,900             11,770             11,686
 8/31/1999     11,271       10,764             11,764             11,673
 9/30/1999     11,343       10,833             11,901             11,799
10/31/1999     11,439       10,924             11,945             11,849
11/30/1999     11,646       11,121             11,944             11,868
12/31/1999     11,962       11,424             11,886             11,846
 1/31/2000     11,851       11,318             11,848             11,805
 2/29/2000     12,318       11,764             11,991             11,955
 3/31/2000     12,442       11,882             12,149             12,095
 4/30/2000     12,087       11,543             12,114             12,057
 5/31/2000     11,696       11,170             12,108             12,035
 6/30/2000     12,142       11,595             12,360             12,294
 7/31/2000     12,249       11,697             12,473             12,413
 8/31/2000     12,518       11,955             12,653             12,594
 9/30/2000     12,188       11,639             12,733             12,658
10/31/2000     11,692       11,165             12,817             12,709
11/30/2000     11,631       11,107             13,027             12,880
12/31/2000     12,044       11,502             13,268             13,127
 1/31/2001     12,427       11,867             13,485             13,384
 2/28/2001     12,408       11,850             13,603             13,496
 3/31/2001     11,939       11,402             13,671             13,542
 4/30/2001     11,744       11,216             13,614             13,481
 5/31/2001     12,006       11,466             13,696             13,578
 6/30/2001     11,974       11,435             13,748             13,617
 7/31/2001     11,982       11,443             14,056             13,885
 8/31/2001     12,247       11,696             14,217             14,058
 9/30/2001     11,640       11,116             14,382             14,159
10/31/2001     11,914       11,378             14,683             14,444
11/30/2001     12,083       11,540             14,481             14,275
12/31/2001     12,028       11,487             14,389             14,190
 1/31/2002     12,165       11,618             14,505             14,309
 2/28/2002     12,311       11,757             14,646             14,443
 3/31/2002     12,453       11,892             14,402             14,234
 4/30/2002     12,754       12,180             14,681             14,505
 5/31/2002     13,024       12,438             14,806             14,614
 6/30/2002     12,817       12,240             14,934             14,667
 7/31/2002     12,513       11,950             15,114             14,792
 8/31/2002     12,864       12,285             15,370             15,064
 9/30/2002     12,690       12,119             15,619             15,280
10/31/2002     12,943       12,360             15,547             15,228
11/30/2002     13,427       12,823             15,543             15,269
12/31/2002     13,891       13,266             15,864             15,585
 1/31/2003     14,282       13,639             15,878             15,628
 2/28/2003     14,667       14,007             16,098             15,849
 3/31/2003     14,810       14,143             16,085             15,865
 4/30/2003     15,660       14,955             16,218             16,052
 5/31/2003     16,443       15,703             16,520             16,359
 6/30/2003     16,650       15,901             16,487             16,355
 7/31/2003     16,197       15,468             15,933             15,829
 8/31/2003     16,383       15,646             16,039             15,943
 9/30/2003     17,184       16,411             16,464             16,368
10/31/2003     17,573       16,782             16,310             16,251
11/30/2003     18,061       17,248             16,349             16,307
12/31/2003     18,731       17,888             16,515             16,492
 1/31/2004     19,065       18,207             16,648             16,635
 2/29/2004     19,051       18,194             16,828             16,798
 3/31/2004     19,301       18,432             16,955             16,933
 4/30/2004     18,500       17,667             16,513             16,500
 5/31/2004     18,191       17,372             16,447             16,416
 6/30/2004     18,537       17,702             16,540             16,520
 7/31/2004     18,716       17,874             16,704             16,695
 8/31/2004     19,293       18,425             17,023             17,026
 9/30/2004     19,798       18,907             17,069             17,093
10/31/2004     20,268       19,356             17,212             17,249
11/30/2004     20,754       19,820             17,075             17,142
12/31/2004     21,155       20,203             17,232             17,312
 1/31/2005     21,000       20,055             17,340             17,412
 2/28/2005     21,275       20,318             17,238             17,340
 3/31/2005     20,926       19,985             17,149             17,214
 4/30/2005     20,761       19,827             17,381             17,423
 5/31/2005     20,969       20,025             17,569             17,626
 6/30/2005     21,363       20,401             17,665             17,747
 7/31/2005     21,549       20,579             17,504             17,619
 8/31/2005     21,799       20,818             17,729             17,835
 9/30/2005     21,818       20,836             17,546             17,669
10/31/2005     21,602       20,630             17,407             17,527
11/30/2005     21,710       20,733             17,484             17,612
12/31/2005     21,945       20,957             17,651             17,782
 1/31/2006     22,502       21,490             17,652             17,808
 2/28/2006     22,747       21,724             17,710             17,878
 3/31/2006     22,620       21,602             17,536             17,720
 4/30/2006     22,962       21,928             17,505             17,698
 5/31/2006     22,720       21,698             17,486             17,673
 6/30/2006     22,657       21,637             17,523             17,701
 7/31/2006     22,992       21,958             17,760             17,944
 8/31/2006     23,549       22,489             18,032             18,224
 9/30/2006     23,789       22,718             18,190             18,390
10/31/2006     24,227       23,136             18,310             18,525
11/30/2006     24,544       23,439             18,523             18,747
12/31/2006     24,546       23,442             18,415             18,666
 1/31/2007     24,593       23,486             18,408             18,671
 2/28/2007     25,014       23,888             18,692             18,958
 3/31/2007     24,943       23,821             18,692             18,964



Average Annual Returns -- March 31, 2007/4/


                                                                           SINCE
                                       6 MONTHS 1 YEAR 5 YEARS 10 YEARS  INCEPTION
CLASS A (Inception 5/1/95)
Net Asset Value/1/                       4.87%  10.30%  14.90%   9.57%        --
With Maximum Sales Charge/2/             0.13    5.34   13.86    9.06         --
CLASS B (Inception 5/1/95)
Net Asset Value/1/                       4.49    9.47   14.06    8.74         --
With CDSC/3/                            -0.51    4.47   13.82    8.74         --
CLASS C (Inception 5/1/95)
Net Asset Value/1/                       4.55    9.55   14.08    8.75         --
With CDSC/3/                             3.55    8.55   14.08    8.75         --
CLASS Y (Inception 12/1/99)/5/
Net Asset Value/1/                       5.10   10.62   15.25      --      11.29%
------------------------------------------------------------------------------------
                                                                           SINCE
                                                                          CLASS Y
COMPARATIVE PERFORMANCE                6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/5/
Lehman Aggregate Bond Index              2.76%   6.59%   5.35%   6.46%      6.30%
Lehman U.S. Universal Bond Index         3.12    7.02    5.91    6.61       6.60
Morningstar Multisector Bond Fund Avg.   4.49    7.93    8.75    6.27       6.92

See page 13 for a description of the indexes.
All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a predecessor fund. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain investors, as described in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                     % of Net Assets as of
CREDIT QUALITY       3/31/2007  9/30/2006
------------------------------------------
Aaa                    36.0       32.1
------------------------------------------
Aa                      4.9        6.1
------------------------------------------
A                       3.3        3.5
------------------------------------------
Baa                    17.1       15.3
------------------------------------------
Ba                      8.2        9.5
------------------------------------------
B                      10.9       13.6
------------------------------------------
Caa                     6.2        3.5
------------------------------------------
Not Rated*              6.2        5.6
------------------------------------------
Short-term and other    7.2       10.8
------------------------------------------

  Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/07     9/30/06
--------------------------------------------------
1 year or less               8.1        14.5
--------------------------------------------------
1-5 years                   24.2        25.7
--------------------------------------------------
5-10 years                  18.0        18.0
--------------------------------------------------
10+ years                   49.7        41.8
--------------------------------------------------
Average Effective Maturity  14.5 years  12.7 years
--------------------------------------------------

 Portfolio characteristics will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/6/ Net Expense Ratio/7/
-------------------------------------------------------
     A              1.05                  1.05
-------------------------------------------------------
     B              1.80                  1.80
-------------------------------------------------------
     C              1.80                  1.80
-------------------------------------------------------
     Y              0.78                  0.78
-------------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 4.50%.
/3/Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers and reimbursements, if any, without which performance would have been lower.
/5/The since-inception comparative performance figures shown for Class Y are calculated from 12/1/99.
/6/Before waivers and reimbursements.
/7/After waivers and reimbursements.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing. INDEX/AVERAGE DESCRIPTIONS
Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.

Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.

Lehman Municipal Bond Index is an unmanaged index of bonds issued by municipalities and other government entities having maturities of more than one year.

Lehman 1-5 Year Government Bond Index is an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies, with maturities between one and five years.

Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt, and foreign debt that meets specific maturity, liquidity and quality requirements.

Lehman U.S. Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Index, among other indexes.

Morningstar High Yield Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

Morningstar Intermediate-Term Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

Morningstar Multisector Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

Morningstar Muni Massachusetts Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

Morningstar Muni National Long Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

Morningstar Short Government Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.

PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the funds' website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2006 through March 31, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges, redemption fees, or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES CORE PLUS BOND FUND                10/1/06               3/31/07             10/1/06 - 3/31/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,035.10                  $5.33
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.70                  $5.29
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,031.90                  $9.12
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.96                  $9.05
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,030.90                  $9.11
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.96                  $9.05
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,037.20                  $3.30
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.69                  $3.28

*Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 1.80% and 0.65% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                          UNDERSTANDING FUND EXPENSES

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES HIGH INCOME FUND                   10/1/06               3/31/07             10/1/06 - 3/31/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,075.50                   $6.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.85                   $6.14
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,070.70                  $10.17
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.11                   $9.90
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,072.80                  $10.13
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.16                   $9.85
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.22%, 1.97% and 1.96% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 AGENCY FUND                                      10/1/06               3/31/07             10/1/06 - 3/31/07
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,023.60                  $5.05
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,019.95                  $5.04
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,020.20                  $8.81
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,016.21                  $8.80
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,020.20                  $8.81
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,016.21                  $8.80
-------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,026.40                  $3.54
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,021.44                  $3.53
-------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement), if any: 1.00%, 1.75%, 1.75% and 0.70% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                          UNDERSTANDING FUND EXPENSES

LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 FUND                                               10/1/06               3/31/07             10/1/06 - 3/31/07
---------------------------------------------------------------------------------------------------------------------
 CLASS A
---------------------------------------------------------------------------------------------------------------------
 Actual                                            $1,000.00             $1,015.80                  $4.77
---------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before expenses)          $1,000.00             $1,020.19                  $4.78
---------------------------------------------------------------------------------------------------------------------
 CLASS B
---------------------------------------------------------------------------------------------------------------------
 Actual                                            $1,000.00             $1,011.40                  $8.53
---------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before expenses)          $1,000.00             $1,016.45                  $8.55

*Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.95% and 1.70% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES MUNICIPAL INCOME FUND             10/01/06               3/31/07             10/1/06 - 3/31/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,016.30                  $4.78
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.19                  $4.78
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,012.50                  $8.53
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.45                  $8.55

*Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.95% and 1.70% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES STRATEGIC INCOME FUND              10/1/06               3/31/07             10/1/06 - 3/31/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,048.70                  $4.95
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.09                  $4.89
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,044.90                  $8.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.36                  $8.65
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,045.50                  $8.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.36                  $8.65
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,051.00                  $3.63
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.39                  $3.58

*Expenses are equal to the Fund's annualized expense ratio: 0.97%, 1.72%, 1.72% and 0.71% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

         LOOMIS SAYLES CORE PLUS BOND FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                                               Value (+)
----------------------------------------------------------------------------------------------------
Bonds and Notes -- 96.5% of Net Assets
              Asset-Backed Securities -- 4.5%
$     339,407 AmeriCredit Automobile Receivables Trust, Series 2003-D-M,
              Class A-4,
              2.840%, 8/06/2010                                                      $       337,000
    1,886,744 AmeriCredit Automobile Receivables Trust, Series 2005-CF,
              Class A-3,
              4.470%, 5/06/2010                                                            1,880,166
      512,741 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2,
              3.872%, 3/25/2020                                                              505,695
    1,095,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3,
              4.615%, 2/25/2035                                                            1,063,896
    2,190,000 Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3,
              5.804%, 7/25/2034                                                            2,181,691
    1,730,000 Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
              3.540%, 11/15/2008                                                           1,716,939
    1,475,348 Residential Asset Securities Corp., Series 2003-KS10, Class AI4,
              4.470%, 3/25/2032                                                            1,456,748
      324,025 WFS Financial Owner Trust, Series 2004-4, Class A3,
              2.980%, 9/17/2009                                                              321,948
      515,000 WFS Financial Owner Trust, Series 2004-4, Class A4,
              3.440%, 5/17/2012                                                              505,550
                                                                                     ---------------
                                                                                           9,969,633
                                                                                     ---------------
              Automotive -- 1.5%
    1,645,000 Ford Motor Co.,
              7.450%, 7/16/2031(b)                                                         1,272,819
    1,120,000 Ford Motor Credit Co.,
              8.000%, 12/15/2016                                                           1,077,712
  105,000,000 Toyota Motor Credit Corp.,
              0.750%, 6/09/2008 (JPY)                                                        891,224
                                                                                     ---------------
                                                                                           3,241,755
                                                                                     ---------------
              Banking -- 1.0%
   70,000,000 Rabobank Nederland, Series EMTN, 144A,
              13.500%, 1/28/2008 (ISK)                                                     1,060,980
    1,200,000 State Street Institutional Capital A, Series A, Guaranteed Note, 144A,
              7.940%, 12/30/2026                                                           1,252,383
                                                                                     ---------------
                                                                                           2,313,363
                                                                                     ---------------
              Brokerage -- 0.4%
      925,000 Goldman Sachs Group, Inc.,
              5.300%, 2/14/2012                                                              925,268
                                                                                     ---------------
              Building Materials -- 0.6%
      495,000 Owens Corning, Inc., 144A,
              7.000%, 12/01/2036                                                             493,676
      900,000 USG Corp., 144A,
              6.300%, 11/15/2016                                                             906,371
                                                                                     ---------------
                                                                                           1,400,047
                                                                                     ---------------
              Consumer Cyclical Services -- 0.5%
    1,160,000 Western Union Co.,
              6.200%, 11/17/2036                                                           1,101,304
                                                                                     ---------------
              Diversified Manufacturing -- 0.7%
    1,650,000 Crane Co.,
              6.550%, 11/15/2036                                                           1,645,575
                                                                                     ---------------
              Electric -- 2.3%
    1,455,000 Duke Energy Corp., Senior Note,
              4.200%, 10/01/2008                                                           1,432,979
    1,325,000 Enersis SA, Chile,
              7.375%, 1/15/2014(b)                                                         1,438,142

  Principal
 Amount (++)  Description                                                            Value (+)
-------------------------------------------------------------------------------------------------
              Electric -- continued
$   1,325,000 Ipalco Enterprises, Inc., Senior Secured Note,
              8.375%, 11/14/2008                                                  $     1,368,062
      790,000 Southern California Edison Co.,
              7.625%, 1/15/2010                                                           840,299
                                                                                  ---------------
                                                                                        5,079,482
                                                                                  ---------------
              Financial Services -- 1.0%
    1,050,000 HSBC Finance Corp.,
              7.000%, 5/15/2012                                                         1,126,815
    1,185,000 Morgan Stanley,
              4.000%, 1/15/2010                                                         1,151,753
                                                                                  ---------------
                                                                                        2,278,568
                                                                                  ---------------
              Gaming -- 0.4%
      770,000 Harrah's Operating Co., Inc., Senior Note,
              7.125%, 6/01/2007                                                           772,888
                                                                                  ---------------
              Government Guaranteed -- 1.6%
  275,000,000 Kreditanstalt fuer Wiederaufbau, Series EMTN,
              2.050%, 9/21/2009 (JPY)                                                   2,398,329
    1,325,000 Kreditanstalt fuer Wiederaufbau,
              4.000%, 2/15/2012 (CHF)                                                   1,162,051
                                                                                  ---------------
                                                                                        3,560,380
                                                                                  ---------------
              Healthcare -- 1.1%
      575,000 HCA, Inc.,
              7.500%, 12/15/2023                                                          487,900
      485,000 Hospira, Inc.,
              6.050%, 3/30/2017                                                           484,619
    1,250,000 Medco Health Solutions,
              7.250%, 8/15/2013                                                         1,351,894
                                                                                  ---------------
                                                                                        2,324,413
                                                                                  ---------------
              Home Construction -- 0.5%
    1,050,000 Desarrolladora Homex SAB de CV,
              7.500%, 9/28/2015                                                         1,083,600
                                                                                  ---------------
              Hybrid ARMs -- 0.5%
    1,205,738 JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3,
              5.936%, 1/25/2037(c)                                                      1,208,434
                                                                                  ---------------
              Independent Energy -- 0.0%
       65,000 Anadarko Petroleum Corp.,
              6.450%, 9/15/2036                                                            64,321
                                                                                  ---------------
              Media Cable -- 1.0%
    1,060,000 Cox Communications, Inc.,
              6.750%, 3/15/2011                                                         1,114,858
    1,085,000 CSC Holdings, Inc., Senior Note, Series B,
              7.625%, 4/01/2011                                                         1,112,125
                                                                                  ---------------
                                                                                        2,226,983
                                                                                  ---------------
              Mortgage Backed Securities -- 7.1%
      795,000 Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2,
              5.165%, 9/10/2047(c)                                                        796,431
      850,000 Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2,
              5.334%, 9/10/2045(c)                                                        855,571
    1,245,000 Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2005-PW10, Class A2,
              5.270%, 12/11/2040                                                        1,251,315
    2,150,000 Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2006-PW12, Class A4,
              5.711%, 9/11/2038(c)                                                      2,216,025

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)     Description                                                       Value (+)
-----------------------------------------------------------------------------------------------
                 Mortgage Backed Securities -- continued
$     710,000    Citigroup/Deutsche Bank Commercial Mortgage Trust,
                 Series 2006-CD2, Class A2,
                 5.408%, 1/15/2046                                              $       715,599
    2,160,000    Commercial Mortgage Pass Through Certificates, Series 2006-C7,
                 Class A4,
                 5.962%, 6/10/2046(c)                                                 2,232,928
    1,500,000    GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
                 4.751%, 7/10/2039                                                    1,447,061
    1,710,000    LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3,
                 4.647%, 7/15/2030                                                    1,677,491
    2,400,000    Morgan Stanley Capital I, Series 2005-T19, Class A4A,
                 4.890%, 6/12/2047                                                    2,332,498
    2,195,000    Wachovia Bank Commercial Mortgage Trust, Series 2005-C20,
                 Class A2,
                 4.519%, 7/15/2042                                                    2,153,307
                                                                                ---------------
                                                                                     15,678,226
                                                                                ---------------
                 Mortgage Related -- 27.5%
    2,189,198    FHLMC,
                 4.000%, 7/01/2019                                                    2,068,846
    6,310,898    FHLMC,
                 4.500%, with various maturities to 2034(d)                           6,055,736
   12,097,847    FHLMC,
                 5.000%, with various maturities to 2036(d)                          11,755,150
    1,528,449    FHLMC,
                 5.500%, with various maturities to 2018(d)                           1,535,032
      225,691    FHLMC,
                 6.000%, 6/01/2035                                                      228,536
  140,000,000    FNMA,
                 1.750%, 3/26/2008 (JPY)                                              1,200,770
  140,000,000    FNMA,
                 2.125%, 10/09/2007 (JPY)                                             1,197,417
      868,671    FNMA,
                 4.000%, 6/01/2019                                                      821,105
    6,050,165    FNMA,
                 4.500%, with various maturities to 2035(d)                           5,798,763
    5,825,188    FNMA,
                 5.000%, 7/01/2035                                                    5,633,696
    7,852,580    FNMA,
                 5.500%, with various maturities to 2036(d)                           7,799,461
    5,628,893    FNMA,
                 6.000%, with various maturities to 2034(d)                           5,712,564
    4,921,043    FNMA,
                 6.500%, with various maturities to 2036(d)                           5,024,528
      267,766    FNMA,
                 7.000%, with various maturities to 2030(d)                             279,721
      298,230    FNMA,
                 7.500%, with various maturities to 2032(d)                             312,161
    1,157,444    GNMA,
                 5.500%, 2/20/2034                                                    1,150,486
      433,741    GNMA,
                 6.000%, 1/15/2029                                                      441,066
      869,602    GNMA,
                 6.500%, with various maturities to 2032(d)                             894,547
      514,551    GNMA,
                 7.000%, with various maturities to 2029(d)                             538,417
      153,431    GNMA,
                 7.500%, with various maturities to 2030(d)                             160,316

  Principal
 Amount (++)     Description                                                     Value (+)
---------------------------------------------------------------------------------------------
                 Mortgage Related -- continued
$      90,172    GNMA,
                 8.000%, 11/15/2029                                           $        95,772
      138,469    GNMA,
                 8.500%, with various maturities to 2023(d)                           148,940
       23,557    GNMA,
                 9.000%, with various maturities to 2016(d)                            25,235
       61,201    GNMA,
                 11.500%, with various maturities to 2015(d)                           68,279
    1,800,000    Greenwich Capital Commercial Funding Corp., Series 2005-GG5,
                 Class A2,
                 5.117%, 4/10/2037                                                  1,800,568
                                                                              ---------------
                                                                                   60,747,112
                                                                              ---------------
                 Non-Captive Diversified -- 0.6%
    1,180,000    GMAC LLC,
                 8.000%, 11/01/2031                                                 1,265,130
                                                                              ---------------
                 Non-Captive Finance -- 2.3%
  431,000,000    General Electric Capital Corp., Series EMTN,
                 0.550%, 10/14/2008 (JPY)                                           3,641,299
    1,665,000    General Electric Capital Corp.,
                 1.750%, 2/12/2010 (CHF)                                            1,335,758
                                                                              ---------------
                                                                                    4,977,057
                                                                              ---------------
                 Paper -- 0.5%
      330,000    Georgia-Pacific Corp.,
                 7.375%, 12/01/2025                                                   318,450
      755,000    Georgia-Pacific Corp.,
                 7.750%, 11/15/2029                                                   747,450
                                                                              ---------------
                                                                                    1,065,900
                                                                              ---------------
                 Pharmaceuticals -- 1.2%
    2,750,000    Valeant Pharmaceuticals International, Senior Note,
                 7.000%, 12/15/2011                                                 2,660,625
                                                                              ---------------
                 Property & Casualty Insurance -- 0.2%
      475,000    Willis North America, Inc.,
                 6.200%, 3/28/2017                                                    476,043
                                                                              ---------------
                 Real Estate Investment Trusts -- 1.9%
      195,000    Colonial Realty, LP, Senior Note,
                 4.750%, 2/01/2010                                                    192,236
    1,350,000    Colonial Realty, LP, Senior Note,
                 5.500%, 10/01/2015                                                 1,325,734
    1,250,000    iStar Financial, Inc., Senior Note,
                 6.000%, 12/15/2010                                                 1,276,635
    1,340,000    Simon Property Group, LP,
                 6.375%, 11/15/2007                                                 1,347,372
                                                                              ---------------
                                                                                    4,141,977
                                                                              ---------------
                 Refining -- 0.5%
    1,105,000    Premcor Refining Group, Inc. (The),
                 6.125%, 5/01/2011                                                  1,140,147
                                                                              ---------------
                 Sovereigns -- 2.6%
   18,980,000    Kingdom of Norway,
                 5.500%, 5/15/2009 (NOK)                                            3,168,989
    2,165,000    Kingdom of Norway,
                 6.000%, 5/16/2011 (NOK)                                              374,132
    2,145,000    Pemex Project Funding Master Trust,
                 7.875%, 2/01/2009                                                  2,236,163
                                                                              ---------------
                                                                                    5,779,284
                                                                              ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                             Value (+)
----------------------------------------------------------------------------------
              Supranational -- 0.7%
$ 120,000,000 Inter-American Development Bank,
              1.900%, 7/08/2009 (JPY)                              $     1,042,024
   68,400,000 International Bank for Reconstruction & Development,
              2.000%, 2/18/2008 (JPY)                                      586,791
                                                                   ---------------
                                                                         1,628,815
                                                                   ---------------
              Technology -- 2.6%
      665,000 Corning, Inc.,
              6.200%, 3/15/2016                                            683,337
      355,000 Corning, Inc.,
              7.250%, 8/15/2036                                            374,216
      565,000 Freescale Semiconductor, Inc., 144A,
              10.125%, 12/15/2016(b)                                       566,413
      295,000 Nortel Networks Corp.,
              6.875%, 9/01/2023                                            274,350
      920,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                            885,500
    2,075,000 Pitney Bowes, Inc.,
              5.250%, 1/15/2037                                          2,025,814
      978,000 Xerox Corp.,
              6.400%, 3/15/2016                                          1,005,898
                                                                   ---------------
                                                                         5,815,528
                                                                   ---------------
              Treasuries -- 23.9%
  296,000,000 Canadian Government,
              1.900%, 3/23/2009 (JPY)                                    2,563,273
    8,917,412 U.S. Treasury Bond,
              2.375%, 1/15/2025(b)(e)                                    8,975,232
    1,450,000 U.S. Treasury Bond,
              4.000%, 2/15/2014(b)                                       1,398,798
   14,291,000 U.S. Treasury Bond,
              4.500%, 2/15/2036(b)                                      13,473,726
      715,000 U.S. Treasury Bond,
              5.375%, 2/15/2031(b)                                         762,257
      445,000 U.S. Treasury Note,
              3.000%, 11/15/2007(b)                                        439,542
    2,075,000 U.S. Treasury Note,
              3.375%, 10/15/2009(b)                                      2,016,479
    2,555,000 U.S. Treasury Note,
              4.000%, 11/15/2012(b)                                      2,487,931
    1,070,000 U.S. Treasury Note,
              4.250%, 8/15/2013(b)                                       1,051,735
    3,350,000 U.S. Treasury Note,
              4.375%, 8/15/2012(b)                                       3,328,932
    6,125,000 U.S. Treasury Note,
              4.500%, 2/15/2016(b)                                       6,062,794
    8,670,000 U.S. Treasury Note,
              4.625%, with various maturities to 2017(b)(f)              8,645,622
    1,540,000 U.S. Treasury Note,
              5.125%, with various maturities to 2016(b)(f)              1,582,097
                                                                   ---------------
                                                                        52,788,418
                                                                   ---------------
              Wireless -- 1.5%
      730,000 Sprint Capital Corp.,
              6.125%, 11/15/2008                                           739,283
    1,110,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                         1,105,434
    1,420,000 True Move Co., Ltd., 144A,
              10.750%, 12/16/2013                                        1,444,850
                                                                   ---------------
                                                                         3,289,567
                                                                   ---------------

  Principal
 Amount (++)  Description                                                          Value (+)
------------------------------------------------------------------------------------------------
              Wirelines -- 5.8%
$   1,380,000 Citizens Communications Co., 144A,
              7.875%, 1/15/2027                                                 $     1,411,050
    2,760,000 Embarq Corp.,
              7.995%, 6/01/2036                                                       2,850,006
    3,200,000 LCI International, Inc., Senior Note,
              7.250%, 6/15/2007                                                       3,208,000
      210,000 Qwest Capital Funding, Inc.,
              6.500%, 11/15/2018                                                        197,663
    1,240,000 Qwest Corp.,
              7.200%, 11/10/2026                                                      1,255,500
      850,000 Qwest Corp.,
              7.250%, 9/15/2025                                                         876,562
      255,000 Qwest Corp.,
              7.250%, 10/15/2035                                                        254,362
    1,675,000 Qwest Corp.,
              7.500%, 6/15/2023(b)                                                    1,702,219
    1,055,000 Telefonica Emisones SAU,
              6.421%, 6/20/2016                                                       1,101,130
                                                                                ---------------
                                                                                     12,856,492
                                                                                ---------------
              Total Bonds and Notes (Identified Cost $213,243,000)                  213,506,335
                                                                                ---------------
   Shares/
  Principal
 Amount (++)
------------------------------------------------------------------------------------------------
Short-Term Investments -- 27.7%
   55,198,804 State Street Securities Lending Quality Trust(g)                       55,198,804
$   5,936,038 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/30/2007 at 4.250% to be repurchased at
              $5,938,141 on 4/2/2007, collateralized by $4,395,000 U.S.
              Treasury Bond, 8.875% due 2/15/2019 valued at $6,060,617,
              including accrued interest (Note 2f )                                   5,936,038
                                                                                ---------------
              Total Short-Term Investments (Identified Cost $61,134,842)             61,134,842
                                                                                ---------------
              Total Investments -- 124.2%
              (Identified Cost $274,377,842)(a)                                     274,641,177
              Other assets less liabilities -- (24.2)%                              (53,453,843)
                                                                                ---------------
              Net Assets -- 100%                                                $   221,187,334
                                                                                ===============
         (++) Principal amount is in U.S. dollars unless otherwise noted.
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
              At March 31, 2007, the net unrealized depreciation on investments based on cost of $274,895,847 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                   $     2,340,102
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                        (2,594,772)
                                                                                ---------------
              Net unrealized depreciation                                       $      (254,670)
                                                                                ===============

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  (b) All or a portion of this security was on loan at March 31, 2007.
  (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as prime interest rate) on a specified date (such as coupon date or payment date).
  (d) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage
      Corporation, Federal National Mortgage Association and Government National Mortgage
      Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
  (e) Treasury Inflation Protected Security (TIPS).
  (f) All separate investments in United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
  (g) Represents investment of securities lending collateral.
 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,135,723 or 3.2% of net assets.
  ARM Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 GNMA Government National Mortgage Association
 EMTN Euro Medium Term Note
  CHF Swiss Franc
  ISK Iceland Krona
  JPY Japanese Yen
  NOK Norwegian Krone

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

                        Mortgage Related           27.5%
                        Treasuries                 23.9
                        Mortgage Backed Securities  7.1
                        Wirelines                   5.8
                        Asset-Backed Securities     4.5
                        Technology                  2.6
                        Sovereigns                  2.6
                        Electric                    2.3
                        Non-Captive Finance         2.3
                        Other, less than 2% each   17.9

                See accompanying notes to financial statements.

          LOOMIS SAYLES HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)   Description                                                   Value (+)
-----------------------------------------------------------------------------------------
Bonds and Notes -- 82.8% of Net Assets
               Airlines -- 0.3%
$       71,412 Continental Airlines, Inc., Series 1997-4, Class 4B,
               6.900%, 1/02/2017                                          $        70,877
        37,583 Continental Airlines, Inc., Series 1999-1, Class C,
               6.954%, 8/02/2009                                                   37,395
                                                                          ---------------
                                                                                  108,272
                                                                          ---------------
               Automotive -- 4.3%
       420,000 Ford Motor Co.,
               6.375%, 2/01/2029(b)                                               299,250
        65,000 Ford Motor Co.,
               6.625%, 2/15/2028(b)                                                46,963
     1,220,000 Ford Motor Co.,
               6.625%, 10/01/2028                                                 881,450
       210,000 Ford Motor Co.,
               7.450%, 7/16/2031(b)                                               162,487
        40,000 Ford Motor Co.,
               7.500%, 8/01/2026                                                   31,200
       430,000 Ford Motor Credit Co.,
               5.700%, 1/15/2010(b)                                               411,627
        10,000 General Motors Corp.,
               8.375%, 7/15/2033(b)                                                 8,975
                                                                          ---------------
                                                                                1,841,952
                                                                          ---------------
               Banking -- 4.2%
   250,000,000 Barclays Financial LLC, 144A,
               4.060%, 9/16/2010 (KRW)                                            251,887
     9,000,000 Barclays Financial LLC, Series EMTN, 144A,
               4.100%, 3/22/2010 (THB)                                            260,631
     7,000,000 Barclays Financial LLC, 144A,
               4.160%, 2/22/2010 (THB)                                            202,757
   400,000,000 Barclays Financial LLC, 144A,
               4.470%, 12/04/2011 (KRW)                                           423,299
       500,000 HSBC Bank USA, 144A,
               3.310%, 8/25/2010                                                  547,550
 1,436,358,000 JPMorgan Chase & Co., 144A,
               Zero Coupon, 3/28/2011 (IDR)                                       109,083
                                                                          ---------------
                                                                                1,795,207
                                                                          ---------------
               Chemicals -- 4.1%
       450,000 Borden, Inc.,
               7.875%, 2/15/2023                                                  383,625
       550,000 Borden, Inc.,
               9.200%, 3/15/2021                                                  523,875
       130,000 Georgia Gulf Corp., 144A,
               10.750%, 10/15/2016(b)                                             124,800
       380,000 Hercules, Inc., Subordinated Note,
               6.500%, 6/30/2029                                                  323,000
       155,000 Mosaic Co., (The), 144A,
               7.375%, 12/01/2014                                                 161,587
       155,000 Mosaic Co., (The), 144A,
               7.625%, 12/01/2016                                                 163,525
        60,000 Mosaic Global Holdings, Inc.,
               7.375%, 8/01/2018                                                   59,700
                                                                          ---------------
                                                                                1,740,112
                                                                          ---------------
               Construction Machinery -- 0.3%
       120,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note,
               7.750%, 12/15/2013(b)                                              119,100
                                                                          ---------------

  Principal
 Amount (++)  Description                               Value (+)
--------------------------------------------------------------------
              Electric -- 2.4%
$     375,000 Dynegy Holdings, Inc.,
              7.125%, 5/15/2018                      $       360,000
      180,000 Dynegy Holdings, Inc.,
              7.625%, 10/15/2026                             174,600
      140,000 NGC Corp. Capital Trust I, Series B,
              8.316%, 6/01/2027                              134,400
       60,000 NRG Energy, Inc.,
              7.250%, 2/01/2014                               61,500
      165,000 NRG Energy, Inc.,
              7.375%, 2/01/2016                              169,537
      115,000 NRG Energy, Inc.,
              7.375%, 1/15/2017                              118,019
       20,000 TXU Corp., Series R,
              6.550%, 11/15/2034                              16,748
                                                     ---------------
                                                           1,034,804
                                                     ---------------
              Financial Other -- 0.7%
      300,000 Petrozuata Finance, Inc., 144A,
              8.220%, 4/01/2017                              301,500
                                                     ---------------
              Food & Beverage -- 0.4%
      200,000 Aramark Services, Inc.,
              5.000%, 6/01/2012                              179,500
                                                     ---------------
              Gaming -- 0.1%
       45,000 Harrah's Operating Co., Inc.,
              5.750%, 10/01/2017                              37,238
                                                     ---------------
              Government Guaranteed -- 2.6%
   28,000,000 Kreditanstalt fuer Wiederaufbau,
              1.750%, 3/23/2010 (JPY)                        243,197
   28,000,000 Kreditanstalt fuer Wiederaufbau,
              1.850%, 9/20/2010 (JPY)                        244,300
   70,000,000 Oesterreichische Kontrollbank AG,
              1.800%, 3/22/2010 (JPY)                        608,852
                                                     ---------------
                                                           1,096,349
                                                     ---------------
              Government Sponsored -- 1.4%
   70,000,000 Federal National Mortgage Association,
              1.750%, 3/26/2008 (JPY)                        600,385
                                                     ---------------
              Healthcare -- 2.7%
       70,000 HCA, Inc.,
              6.500%, 2/15/2016(b)                            59,588
       15,000 HCA, Inc.,
              7.050%, 12/01/2027                              11,899
      170,000 HCA, Inc.,
              7.500%, 12/15/2023                             144,249
      480,000 HCA, Inc.,
              7.500%, 11/06/2033                             409,200
      315,000 HCA, Inc.,
              7.580%, 9/15/2025                              265,886
       35,000 HCA, Inc.,
              7.690%, 6/15/2025                               30,171
       40,000 HCA, Inc.,
              7.750%, 7/15/2036                               33,891
       40,000 HCA, Inc.,
              8.360%, 4/15/2024                               36,432
       40,000 Invitrogen Corp.,
              1.500%, 2/15/2024                               35,650

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                           Value (+)
--------------------------------------------------------------------------------
              Healthcare -- continued
$       5,000 Tenet Healthcare Corp.,
              6.875%, 11/15/2031                                 $         3,950
      110,000 Tenet Healthcare Corp.,
              9.250%, 2/01/2015                                          108,900
                                                                 ---------------
                                                                       1,139,816
                                                                 ---------------
              Home Construction -- 3.7%
      410,000 Desarrolladora Homex SAB de CV,
              7.500%, 9/28/2015                                          423,120
      320,000 K Hovnanian Enterprises, Inc.,
              6.250%, 1/15/2015                                          277,600
      210,000 K. Hovnanian Enterprises, Inc., Senior Note,
              6.250%, 1/15/2016                                          180,075
       30,000 K. Hovnanian Enterprises, Inc., Senior Note,
              6.500%, 1/15/2014                                           26,850
      590,000 KB Home,
              7.250%, 6/15/2018                                          544,880
      155,000 Pulte Homes, Inc.,
              6.000%, 2/15/2035(b)                                       138,252
                                                                 ---------------
                                                                       1,590,777
                                                                 ---------------
              Independent Energy -- 1.9%
      625,000 Chesapeake Energy Corp.,
              6.500%, 8/15/2017                                          617,187
      175,000 Chesapeake Energy Corp.,
              6.875%, 11/15/2020                                         174,125
                                                                 ---------------
                                                                         791,312
                                                                 ---------------
              Industrial Other -- 0.9%
      265,000 Incyte Corp., Convertible,
              3.500%, 2/15/2011(b)                                       231,213
      140,000 Ranhill Labuan Ltd., 144A,
              12.500%, 10/26/2011(b)                                     138,838
                                                                 ---------------
                                                                         370,051
                                                                 ---------------
              Integrated Energy -- 0.6%
      265,000 Cerro Negro Finance, Ltd., 144A,
              7.900%, 12/01/2020                                         265,000
                                                                 ---------------
              Media Cable -- 1.3%
      550,000 CSC Holdings, Inc., Senior Note,
              7.625%, 7/15/2018(b)                                       555,500
                                                                 ---------------
              Media Non-Cable -- 0.4%
      175,000 Intelsat Corp.,
              6.875%, 1/15/2028                                          161,438
                                                                 ---------------
              Metals & Mining -- 0.5%
      195,000 Vale Overseas, Ltd.,
              6.875%, 11/21/2036                                         201,374
                                                                 ---------------
              Non-Captive Diversified -- 0.8%
      330,000 GMAC LLC, (MTN),
              6.750%, 12/01/2014                                         324,420
                                                                 ---------------
              Oil Field Services -- 0.7%
      310,000 North American Energy Partners, Inc., Senior Note,
              8.750%, 12/01/2011                                         316,200
                                                                 ---------------
              Packaging -- 0.3%
      135,000 Owens-Illinois, Inc., Senior Note,
              7.800%, 5/15/2018(b)                                       138,038
                                                                 ---------------

  Principal
 Amount (++)  Description                                                          Value (+)
-----------------------------------------------------------------------------------------------
              Paper -- 5.3%
$     215,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028(b)                                              $       178,450
      250,000 Abitibi-Consolidated, Inc.,
              8.500%, 8/01/2029                                                         217,500
      685,000 Bowater, Inc.,
              6.500%, 6/15/2013(b)                                                      618,212
       75,000 Georgia-Pacific Corp.,
              7.250%, 6/01/2028                                                          71,625
      155,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                                        149,575
      370,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                                        366,300
      170,000 Georgia-Pacific Corp.,
              8.000%, 1/15/2024                                                         170,850
      430,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                                         455,800
       20,000 Jefferson Smurfit Corp.,
              7.500%, 6/01/2013(b)                                                       19,400
                                                                                ---------------
                                                                                      2,247,712
                                                                                ---------------
              Pharmaceuticals -- 6.1%
      440,000 Elan Finance PLC, Senior Note,
              7.750%, 11/15/2011                                                        432,300
      110,000 Elan Finance PLC, 144A,
              8.875%, 12/01/2013                                                        111,788
      425,000 Enzon Pharmaceuticals, Inc.,
              4.500%, 7/01/2008                                                         413,844
      127,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
              3.000%, 6/15/2024                                                         108,109
       45,000 Human Genome Sciences, Inc., Convertible,
              2.250%, 8/15/2012(b)                                                       39,656
      360,000 Inhale Therapeutic Systems, Inc., Subordinated Note, Convertible,
              3.500%, 10/17/2007                                                        353,250
      210,000 Merck & Co., Inc.,
              4.750%, 3/01/2015                                                         201,793
      345,000 Regeneron Pharmaceuticals, Inc., Subordinated Note, Convertible,
              5.500%, 10/17/2008                                                        364,838
      190,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible,
              3.000%, 8/16/2010                                                         173,850
      450,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible,
              4.000%, 11/15/2013                                                        410,062
                                                                                ---------------
                                                                                      2,609,490
                                                                                ---------------
              Pipelines -- 3.6%
      915,000 El Paso Corp.,
              6.950%, 6/01/2028(b)                                                      940,163
      125,000 Kinder Morgan Energy Partners, LP, Senior Note,
              5.800%, 3/15/2035(b)                                                      115,291
       65,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              5.700%, 1/05/2016                                                          60,944
      440,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              6.400%, 1/05/2036                                                         393,991
       25,000 Kinder Morgan, Inc., Senior Note,
              5.150%, 3/01/2015                                                          22,928
                                                                                ---------------
                                                                                      1,533,317
                                                                                ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)     Description                                          Value (+)
----------------------------------------------------------------------------------
                 Retailers -- 2.3%
$     250,000    Dillard's, Inc.,
                 6.625%, 1/15/2018(b)                              $       242,812
      105,000    Dillard's, Inc.,
                 7.130%, 8/01/2018                                         103,294
      765,000    Toys R US, Inc.,
                 7.375%, 10/15/2018(b)                                     657,900
                                                                   ---------------
                                                                         1,004,006
                                                                   ---------------
                 Sovereigns -- 6.4%
   44,200(++)    Mexican Fixed Rate Bonds, Series M-20,
                 8.000%, 12/07/2023 (MXN)                                  414,281
  148,500(++)    Mexican Fixed Rate Bonds, Series M-10,
                 9.000%, 12/20/2012 (MXN)                                1,439,225
    1,517,320    Republic of Argentina,
                 2.000%, 9/30/2014 (ARS)                                   425,214
    2,100,000    Republic of South Africa,
                 13.000%, 8/31/2010 (ZAR)                                  329,944
    3,710,000    Republic of Uruguay,
                 4.250%, 4/05/2027 (UYU)                                   155,683
                                                                   ---------------
                                                                         2,764,347
                                                                   ---------------
                 Supermarkets -- 3.2%
      245,000    Albertson's, Inc.,
                 6.625%, 6/01/2028                                         224,312
      190,000    Albertson's, Inc.,
                 7.750%, 6/15/2026                                         192,418
      750,000    Albertson's, Inc., Senior Note,
                 7.450%, 8/01/2029                                         737,800
      130,000    Albertson's, Inc., Senior Note,
                 8.000%, 5/01/2031                                         132,493
       25,000    Albertson's, Inc., Senior Note,
                 8.700%, 5/01/2030                                          27,047
       50,000    American Stores Co.,
                 8.000%, 6/01/2026                                          53,621
                                                                   ---------------
                                                                         1,367,691
                                                                   ---------------
                 Supranational -- 2.3%
    2,700,000    Inter-American Development Bank, Series E, (MTN),
                 Zero Coupon, 5/11/2009 (BRL)                              998,592
                                                                   ---------------
                 Technology -- 7.1%
      270,000    Freescale Semiconductor, Inc., 144A,
                 10.125%, 12/15/2016(b)                                    270,675
      345,000    JDS Uniphase Corp.,
                 Zero Coupon, 11/15/2010                                   316,969
      215,000    Kulicke & Soffa Industries, Inc., Convertible,
                 0.500%, 11/30/2008                                        195,112
       35,000    Kulicke & Soffa Industries, Inc., Convertible,
                 1.000%, 6/30/2010(b)                                       33,644
      910,000    Lucent Technologies, Inc.,
                 6.450%, 3/15/2029                                         821,275
      266,000    Maxtor Corp., Subordinated Note,
                 5.750%, 3/01/2012(d)                                      250,040
      300,000    Nortel Networks Corp., Guaranteed Senior Note,
                 4.250%, 9/01/2008                                         296,250
      500,000    Nortel Networks Corp.,
                 6.875%, 9/01/2023                                         465,000
       40,000    Northern Telecom Capital Corp.,
                 7.875%, 6/15/2026                                          38,500

  Principal
 Amount (++)  Description                                            Value (+)
------------------------------------------------------------------------------------
              Technology -- continued
$     210,000 Sanmina-SCI Corp.,
              8.125%, 3/01/2016(b)                                $       197,400
      145,000 Unisys Corp., Senior Note,
              8.000%, 10/15/2012                                          145,362
                                                                  ---------------
                                                                        3,030,227
                                                                  ---------------
              Transportation Services -- 2.8%
      275,000 APL Ltd., Senior Note,
              8.000%, 1/15/2024(d)                                        255,445
      300,000 Overseas Shipholding Group,
              Senior Note,
              7.500%, 2/15/2024                                           304,500
      295,000 Stena AB, Senior Note,
              7.000%, 12/01/2016                                          292,050
      350,000 Stena AB, Senior Note,
              7.500%, 11/01/2013                                          355,250
                                                                  ---------------
                                                                        1,207,245
                                                                  ---------------
              Wireless -- 0.9%
      200,000 MetroPCS Wireless, Inc., 144A,
              9.250%, 11/01/2014                                          211,500
      165,000 True Move Co., Ltd., 144A,
              10.750%, 12/16/2013                                         167,888
                                                                  ---------------
                                                                          379,388
                                                                  ---------------
              Wirelines -- 8.2%
       65,000 Cincinnati Bell Telephone Co.,
              6.300%, 12/01/2028                                           59,475
       50,000 Cincinnati Bell, Inc.,
              8.375%, 1/15/2014                                            51,125
       95,000 Citizens Communications Co.,
              7.000%, 11/01/2025(b)                                        87,400
      405,000 Hanarotelecom, Inc., 144A,
              7.000%, 2/01/2012                                           410,569
      435,000 Level 3 Communications, Inc., Convertible,
              2.875%, 7/15/2010                                           486,112
      185,000 Level 3 Communications, Inc., Convertible,
              6.000%, 3/15/2010(b)                                        177,600
      375,000 Qwest Capital Funding, Inc., Guaranteed Note,
              6.875%, 7/15/2028(b)                                        354,375
    1,890,000 Qwest Capital Funding, Inc.,
              7.750%, 2/15/2031                                         1,875,825
                                                                  ---------------
                                                                        3,502,481
                                                                  ---------------
              Total Bonds and Notes (Identified Cost $33,048,906)      35,352,841
                                                                  ---------------
   Shares
------------------------------------------------------------------------------------
Common Stocks -- 1.6%
              Home Construction -- 0.2%
        1,775 KB Home(b)                                                   75,739
                                                                  ---------------
              Pharmaceuticals -- 1.4%
        6,875 Merck & Co., Inc.                                           303,669
        1,717 Teva Pharmaceutical Industries, Ltd., ADR                    64,267
        8,147 Vertex Pharmaceuticals, Inc.(b)(e)                          228,442
                                                                  ---------------
                                                                          596,378
                                                                  ---------------
              Total Common Stocks (Identified Cost $500,137)              672,117
                                                                  ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

   Shares     Description                                                           Value (+)
----------------------------------------------------------------------------------------------------
Preferred Stocks -- 3.7%
              Electric -- 1.7%
        6,475 AES Trust III, Convertible,
              6.750%, 10/15/2029(b)                                              $       325,304
        8,000 CMS Energy Trust I, Convertible,
              7.750%, 7/15/2027                                                          399,000
                                                                                  ---------------
                                                                                         724,304
                                                                                  ---------------
              Packaging -- 0.6%
        6,500 Owens-Illinois, Inc., Convertible,
              4.750%, 12/31/2044                                                         248,950
                                                                                  ---------------
              Pipelines -- 0.9%
        9,500 El Paso Energy Capital Trust I, Convertible,
              4.750%, 3/31/2028                                                          380,000
                                                                                  ---------------
              Technology -- 0.5%
          225 Lucent Technologies Capital Trust I, Convertible,
              7.750%, 3/15/2017                                                          232,959
                                                                                  ---------------
              Total Preferred Stocks (Identified Cost $1,411,773)                      1,586,213
                                                                                  ---------------

   Shares
----------------------------------------------------------------------------------------------------
Closed-End Investment Companies -- 0.1%
        3,835 Morgan Stanley Emerging Markets Debt Fund, Inc.(b)                          40,344
        2,175 Western Asset High Income Opportunity Fund, Inc.                            14,943
                                                                                  ---------------
              Total Closed-End Investment Companies
              (Identified Cost $45,442)                                                   55,287
                                                                                  ---------------
   Shares/
  Principal
 Amount (++)
----------------------------------------------------------------------------------------------------
Short-Term Investments -- 25.9%
    6,398,145 State Street Securities Lending Quality Trust(f)                         6,398,145
$   4,660,066 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/30/2007 at 4.250% to be repurchased at
              $4,661,717 on 4/2/2007, collateralized by $4,800,000 U.S.
              Treasury Bill, 4.890% due 5/31/2007 valued at $4,758,000,
              including accrued interest (Note 2f)                                     4,660,066
                                                                                  ---------------
              Total Short-Term Investments (Identified Cost $11,058,211)              11,058,211
                                                                                  ---------------
              Total Investments -- 114.1%
              (Identified Cost $46,064,469)(a)                                        48,724,669
              Other assets less liabilities -- (14.1)%                                (6,005,277)
                                                                                  ---------------
              Net Assets -- 100%                                                 $    42,719,392
                                                                                  ===============
         (++) Principal amount is in U.S. dollars unless otherwise noted.
          (+) See Note 2a of Notes to Financial Statements.
         (++) Amount shown represents units.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.
              Amortization of premium on debt securities is excluded for tax purposes):
              At March 31, 2007, the net unrealized appreciation on investments based on cost of
              $46,076,087 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                    $     3,174,001
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (525,419)
                                                                                  ---------------
              Net unrealized appreciation                                        $     2,648,582
                                                                                  ===============

 (b) All or a portion of this security was on loan at March 31, 2007.
 (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
 (d) Illiquid security. At March 31, 2007, the value of these securities amounted to $505,485 or 1.2%
     of net assets.
 (e) Non-income producing security.
 (f) Represents investment of securities lending collateral.
 ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
 MTN Medium Term Note
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,122,877 or 9.7% of net assets.
 ARS Argentine Peso
 BRL Brazilian Real
 IDR Indonesian Rupiah
 JPY Japanese Yen
 KRW South Korean Won
 MXN Mexican Peso
 THB Thailand Baht
 UYU Uruguayan Peso
 ZAR South African Rand

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

                         Wirelines                 8.2%
                         Technology                7.6
                         Pharmaceuticals           7.5
                         Sovereigns                6.4
                         Paper                     5.3
                         Pipelines                 4.5
                         Automotive                4.3
                         Banking                   4.2
                         Electric                  4.1
                         Chemicals                 4.1
                         Home Construction         3.9
                         Supermarkets              3.2
                         Transportation Services   2.8
                         Healthcare                2.7
                         Government Guaranteed     2.6
                         Retailers                 2.3
                         Supranational             2.3
                         Other, less than 2% each 12.2

                See accompanying notes to financial statements.

     LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND -- PORTFOLIO OF
                                  INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

  Principal
   Amount     Description                                                         Value (+)
-------------------------------------------------------------------------------------------------
Bonds and Notes -- 92.1% of Net Assets
              Agency -- 3.3%
$   4,200,000 Federal Home Loan Bank,
              3.625%, 11/14/2008(b)                                            $     4,117,424
                                                                               ---------------
              Asset-Backed Securities -- 4.2%
    1,035,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3,
              4.615%, 2/25/2035                                                      1,005,600
    2,200,000 Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2,
              5.549%, 8/25/2021                                                      2,194,435
      609,256 Residential Funding Mortgage Securities II, Series 2004-HI3,
              Class A4,
              4.630%, 1/25/2020                                                        603,840
      660,000 Residential Funding Mortgage Securities II, Series 2005-HI3,
              Class A4,
              5.490%, 9/25/2035                                                        654,071
      853,476 Residential Funding Mortgage Securities II, Series 2002-HI5,
              Class A7,
              5.700%, 1/25/2028                                                        857,964
                                                                               ---------------
                                                                                     5,315,910
                                                                               ---------------
              Collateralized Mortgage Obligation -- 0.2%
      219,593 Federal Home Loan Mortgage Corporation, Series 3145, Class KA,
              5.000%, 8/15/2024                                                        218,634
                                                                               ---------------
              Hybrid ARMs -- 3.0%
    1,550,234 JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3,
              5.936%, 1/25/2037(c)                                                   1,553,700
    1,945,716 Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A,
              5.592%, 7/25/2035(c)                                                   1,923,517
      261,785 Washington Mutual, Series 2004-AR7, Class A2A,
              3.537%, 7/25/2034                                                        261,146
                                                                               ---------------
                                                                                     3,738,363
                                                                               ---------------
              Mortgage Backed Securities -- 1.1%
    1,400,000 Commercial Mortgage Pass Through Certificates, Series 2006-C7,
              Class A4,
              5.962%, 6/10/2046(c)                                                   1,447,268
                                                                               ---------------
              Mortgage Related -- 57.2%
      850,557 FHLMC,
              4.500%, 5/01/2034                                                        800,651
    7,674,906 FHLMC,
              5.000%, with various maturities to 2030(d)                             7,590,523
    2,662,852 FHLMC,
              5.500%, 12/01/2034                                                     2,639,338
    7,253,341 FHLMC,
              6.000%, with various maturities to 2021(d)                             7,374,018
   11,945,965 FHLMC,
              6.500%, with various maturities to 2034(d)                            12,248,617
      283,085 FHLMC,
              7.000%, 2/01/2016                                                        292,604
       48,196 FHLMC,
              7.500%, with various maturities to 2026(d)                                49,702
       27,666 FHLMC,
              8.000%, with various maturities to 2015(d)                                28,825
        6,613 FHLMC,
              10.000%, 7/01/2019                                                         7,303
      295,192 FHLMC,
              11.500%, with various maturities to 2020(d)                              320,732
   14,503,461 FNMA,
              4.000%, with various maturities to 2019(d)                            13,720,475

  Principal
   Amount     Description                                                     Value (+)
------------------------------------------------------------------------------------------
              Mortgage Related -- continued
$   2,910,915 FNMA,
              4.500%, with various maturities to 2035(d)                   $     2,773,352
    2,205,965 FNMA,
              5.000%, 6/01/2035                                                  2,133,448
    4,787,462 FNMA,
              5.500%, with various maturities to 2036(d)                         4,756,628
    4,853,656 FNMA,
              6.000%, with various maturities to 2034(d)                         4,927,350
    7,932,855 FNMA,
              6.500%, with various maturities to 2036(d)                         8,109,067
      600,000 FNMA,
              6.625%, 9/15/2009(b)                                                 624,290
      300,775 FNMA,
              7.000%, 12/01/2022                                                   315,889
      650,460 FNMA,
              7.500%, with various maturities to 2032(d)                           677,196
      119,428 FNMA,
              8.000%, with various maturities to 2016(d)                           125,125
      150,504 GNMA,
              6.000%, 12/15/2031                                                   152,911
      564,266 GNMA,
              6.500%, 5/15/2031                                                    580,669
      489,696 GNMA,
              7.000%, with various maturities to 2029(d)                           512,276
       25,338 GNMA,
              9.000%, with various maturities to 2009(d)                            25,811
        5,520 GNMA,
              9.500%, 8/15/2009                                                      5,724
        9,867 GNMA,
              12.500%, with various maturities to 2015(d)                           11,019
      126,398 GNMA,
              16.000%, with various maturities to 2012(d)                          144,994
       51,411 GNMA,
              17.000%, with various maturities to 2011(d)                           60,129
      985,000 Greenwich Capital Commercial Funding Corp., Series 2005-GG5,
              Class A2,
              5.117%, 4/10/2037                                                    985,311
                                                                           ---------------
                                                                                71,993,977
                                                                           ---------------
              Treasuries -- 23.1%
   13,040,000 U.S. Treasury Note,
              3.125%, 5/15/2007(b)                                              13,008,927
   10,815,000 U.S. Treasury Note,
              3.125%, 10/15/2008(b)                                             10,561,096
    1,930,000 U.S. Treasury Note,
              6.125%, 8/15/2007                                                  1,937,539
    4,000,000 U.S. Treasury STRIPS,
              Zero Coupon, 11/15/2009                                            3,558,507
                                                                           ---------------
                                                                                29,066,069
                                                                           ---------------
              Total Bonds and Notes (Identified Cost $116,695,173)             115,897,645
                                                                           ---------------

                See accompanying notes to financial statements.

     LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND -- PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of March 31, 2007 (Unaudited)

   Shares/
  Principal
   Amount     Description                                                               Value (+)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 30.7%
   28,938,786 State Street Securities Lending Quality Trust(e)                       $    28,938,786
$   1,630,055 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/30/2007 at 4.250% to be repurchased at
              $1,630,633 on 4/02/2007, collateralized by $1,680,000 U.S.
              Treasury Bill, 4.890% due 5/31/2007 valued at $1,665,300,
              including accrued interest (Note 2f )                                        1,630,055
$   8,000,000 U.S Treasury Bill, 5.035%, 4/12/2007(f)                                      7,987,692
                                                                                     ---------------
              Total Short-Term Investments (Identified Cost $38,556,533)                  38,556,533
                                                                                     ---------------
              Total Investments -- 122.8%
              (Identified Cost $155,251,706)(a)                                          154,454,178
              Other assets less liabilities -- (22.8)%                                   (28,640,867)
                                                                                     ---------------
              Net Assets -- 100%                                                     $   125,813,311
                                                                                     ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.
              Amortization of premium on debt securities is excluded for tax purposes.):
              At March 31, 2007, the net unrealized depreciation on investments based on cost of
              $155,441,470 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                        $       335,536
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                             (1,322,828)
                                                                                     ---------------
              Net unrealized depreciation                                            $      (987,292)
                                                                                     ===============
          (b) All or a portion of this security was on loan at March 31, 2007.
          (c) Variable rate security whose interest rate varies with changes in a designated base rate
              (such as prime interest rate) on a specified date (such as coupon date or payment date).
          (d) The Fund's investment in mortgage related securities of the Federal Home Loan
              Mortgage Corporation, Federal National Mortgage Association and Government National
              Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
          (e) Represents investment of securities lending collateral.
          (f) Annualized yield at time of purchase.
          ARM Adjustable Rate Mortgage
        FHLMC Federal Home Loan Mortgage Corporation
         FNMA Federal National Mortgage Association
         GNMA Government National Mortgage Association
       STRIPS Separate Trading of Registered Interest and Principal of Securities

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

                         Mortgage Related         57.2%
                         Treasuries               23.1
                         Asset-Backed Securities   4.2
                         Agency                    3.3
                         Hybrid ARMs               3.0
                         Other, less than 2% each  1.3

                See accompanying notes to financial statements.

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

  Principal
   Amount     Description                                           Value (+)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 98.0% of Net Assets
              Martha's Vineyard, MA -- 1.5%
$   1,000,000 Land Bank Revenue,
              5.000%, 5/01/2032 (AMBAC insured)                  $     1,043,560
                                                                 ---------------
              Massachusetts -- 5.8%
    3,500,000 State Refunding Series A,
              6.500%, 11/01/2014 (AMBAC insured)                       4,134,515
                                                                 ---------------
              Massachusetts Bay Transportation Authority -- 3.9%
    2,000,000 Sales Tax Revenue Series C,
              5.000%, 7/01/2028                                        2,142,080
      630,000 Series A, Unrefunded,
              5.250%, 7/01/2030                                          657,185
                                                                 ---------------
                                                                       2,799,265
                                                                 ---------------
              Massachusetts Development Finance Agency -- 15.6%
    1,000,000 Cambridge Street Development Series A,
              5.125%, 2/01/2034 (MBIA insured)                         1,048,860
    1,450,000 Curry College, Series A,
              5.000%, 3/01/2036 (ACA insured)                          1,488,744
    1,000,000 Hampshire College,
              5.625%, 10/01/2024                                       1,064,330
    1,000,000 Mount Holyoke College,
              5.250%, 7/01/2031                                        1,051,050
    2,000,000 Simmons College Series H,
              5.250%, 10/01/2033 (XLCA insured)                        2,285,940
    2,800,000 Springfield Resource Recovery Series A,
              5.625%, 6/01/2019                                        2,920,680
    1,100,000 Visual and Performing Arts,
              6.000%, 8/01/2021                                        1,299,023
                                                                 ---------------
                                                                      11,158,627
                                                                 ---------------
              Massachusetts Health & Educational Facilities
              Authority -- 36.1%
    1,160,000 Baystate Medical Center Series F,
              5.700%, 7/01/2027                                        1,226,480
    2,000,000 Boston University Series S,
              5.000%, 10/01/2039 (FGIC insured)                        2,083,640
    2,200,000 Catholic Health East,
              5.500%, 11/15/2032                                       2,328,084
    3,000,000 Harvard University Series N,
              6.250%, 4/01/2020                                        3,692,490
      750,000 Milford Regional Medical Center Series E,
              5.000%, 7/15/2032                                          771,187
      850,000 Milford Regional Medical Center Series E,
              5.000%, 7/15/2037                                          870,510
    2,716,000 Nichols College Series C,
              6.000%, 10/01/2017                                       2,846,477
    2,000,000 Partners Healthcare Systems Series B,
              5.250%, 7/01/2029                                        2,069,960
    2,500,000 Partners Healthcare Systems Series C,
              5.750%, 7/01/2021                                        2,701,275
    1,500,000 Sterling & Francine Clark Series A,
              5.000%, 7/01/2036                                        1,579,290
    2,000,000 University of Massachusetts Series C,
              5.125%, 10/01/2034 (FGIC insured)                        2,111,960
    1,000,000 Wellesley College Series F,
              5.125%, 7/01/2039                                        1,029,500
    1,315,000 Wheaton College Series E,
              5.000%, 7/01/2017                                        1,391,809
    1,030,000 Williams College Series H,
              5.000%, 7/01/2017                                        1,095,106
                                                                 ---------------
                                                                      25,797,768
                                                                 ---------------

  Principal
   Amount     Description                                                   Value (+)
----------------------------------------------------------------------------------------
              Massachusetts Housing Finance Agency -- 3.2%
$   2,000,000 Single Family Housing Series 126,
              4.700%, 6/01/2038(b)                                       $     1,973,460
      265,000 Single Family Mortgage Series 21,
              7.125%, 6/01/2025                                                  265,464
                                                                         ---------------
                                                                               2,238,924
                                                                         ---------------
              Massachusetts Port Authority -- 4.3%
    1,750,000 Delta Air Lines, Inc. Project Series A,
              5.500%, 1/01/2019 (AMBAC insured)                                1,836,660
    1,200,000 Series A,
              5.000%, 7/01/2033 (MBIA insured)                                 1,254,168
                                                                         ---------------
                                                                               3,090,828
                                                                         ---------------
              Massachusetts Water Resources Authority -- 6.9%
    1,000,000 General Series A,
              5.250%, 8/01/2020 (MBIA insured)                                 1,103,940
    3,240,000 Series A,
              6.500%, 7/15/2019 (FGIC insured)                                 3,866,908
                                                                         ---------------
                                                                               4,970,848
                                                                         ---------------
              Michigan Hospital Finance Authority -- 1.5%
    1,000,000 Oakwood Obligated Group,
              5.500%, 11/01/2017                                               1,072,790
                                                                         ---------------
              New England Education Loan Marketing -- 2.9%
    2,000,000 Student Loan Revenue Bond Sub-Issue H,
              6.900%, 11/01/2009                                               2,091,080
                                                                         ---------------
              New Jersey Economic Development Authority -- 1.4%
    1,000,000 Series A,
              5.625%, 6/15/2018                                                1,032,300
                                                                         ---------------
              New Jersey Transportation Trust Fund
              Authority -- 1.6%
    1,000,000 Series A,
              5.500%, 12/15/2023                                               1,152,220
                                                                         ---------------
              Puerto Rico Commonwealth Aqueduct & Sewer
              Authority -- 4.7%
    3,000,000 Aqueduct & Sewer Authoriry,
              6.250%, 7/01/2013                                                3,371,130
                                                                         ---------------
              Puerto Rico Commonwealth Infrastructure Financing
              Authority -- 2.2%
    1,500,000 Series B,
              5.000%, 7/01/2031                                                1,565,325
                                                                         ---------------
              Puerto Rico Public Finance Corp. -- 4.5%
    3,000,000 Commonwealth Appropriation Series A,
              5.750%, 8/01/2027(b)                                             3,214,500
                                                                         ---------------
              Sullivan County, TN, Health Educational & Housing
              Facilities Board Hospital Revenue -- 1.9%
    1,315,000 Wellmont Health Systems Project Series C,
              5.250%, 9/01/2036                                                1,376,555
                                                                         ---------------
              Total Tax Exempt Obligations (Identified Cost $66,944,690)      70,110,235
                                                                         ---------------

                See accompanying notes to financial statements.

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- PORTFOLIO OF INVESTMENTS
                                  (continued)

Investments as of March 31, 2007 (Unaudited)

  Principal
   Amount     Description                                                             Value (+)
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 0.8%
$     555,594 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/30/2007 at 4.250% to be repurchased at
              $555,791 on 4/02/2007, collateralized by $575,000 U.S.
              Treasury Bill, 4.890% due 5/31/2007 valued at $569,969,
              including accrued interest (Note 2f )
              (Identified Cost $555,594)                                           $       555,594
                                                                                    ---------------
              Total Investments -- 98.8%
              (Identified Cost $67,500,284)(a)                                          70,665,829
              Other assets less liabilities --1.2%                                         873,047
                                                                                    ---------------
              Net Assets -- 100%                                                   $    71,538,876
                                                                                    ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):
              At March 31, 2007, the net unrealized appreciation on investments based on cost of
              $67,500,271 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                      $     3,245,006
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                              (79,448)
                                                                                    ---------------
              Net unrealized appreciation                                          $     3,165,558
                                                                                    ===============
          (b) Variable rate security whose interest rate varies with changes in a designated base rate
              (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
          ACA American Capital Access
        AMBAC American Municipal Bond Assurance Corporation
         FGIC Financial Guarantee Insurance Company
         MBIA Municipal Bond Investors Assurance Corporation
         XLCA XL Capital Assurance

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

                         Colleges & Universities  29.0%
                         Hospital                 15.9
                         Water & Sewer            13.8
                         State Appropriations     11.9
                         Airport                   4.3
                         Resource Recovery         4.1
                         Sales Tax                 3.9
                         Insurance                 3.2
                         Single-Family Housing     3.1
                         Student Loans             2.9
                         Other, less than 2% each  5.9

                See accompanying notes to financial statements.

        LOOMIS SAYLES MUNICIPAL INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

  Principal
   Amount     Description                                                            Value (+)
-------------------------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.8% of Net Assets
              California -- 7.9%
$   1,000,000 California Health Facilities Financing Authority
              (Catholic Healthcare West),
              4.950%, 7/01/2026                                                   $     1,055,940
    1,000,000 California Health Facilities Financing Authority
              (Cedar-Sinai Medical Center),
              5.000%, 11/15/2027                                                        1,041,130
    1,000,000 California State,
              5.125%, 6/01/2027                                                         1,043,430
    2,655,000 California Statewide Communities Development Authority
              (California Endowment),
              5.250%, 7/01/2023                                                         2,850,196
    1,500,000 California Statewide Communities Development Authority
              (Sutter Health), Series A,
              5.000%, 11/15/2043                                                        1,552,995
                                                                                  ---------------
                                                                                        7,543,691
                                                                                  ---------------
              Colorado -- 2.7%
    2,500,000 Colorado Health Facilities Authority,
              5.000%, 12/01/2035                                                        2,535,750
                                                                                  ---------------
              District of Columbia -- 3.3%
    3,000,000 Metropolitan Washington D.C. Airports Authority,
              5.125%, 10/01/2029 (FGIC insured)                                         3,142,350
                                                                                  ---------------
              Florida -- 1.1%
    1,000,000 Jacksonville, FL, Economic Development Community Health Care
              Facilities (Mayo Clinic),
              5.000%, 11/15/2036                                                        1,041,550
                                                                                  ---------------
              Guam -- 1.1%
    1,000,000 Guam Government Waterworks Authority,
              5.875%, 7/01/2035                                                         1,070,230
                                                                                  ---------------
              Illinois -- 3.3%
    1,000,000 Illinois Educational Facility Authority Revenue,
              5.000%, 7/01/2033                                                         1,040,120
    2,000,000 Metropolitan Pier & Exposition Authority, IL,
              5.250%, 6/15/2042 (MBIA insured)                                          2,115,040
                                                                                  ---------------
                                                                                        3,155,160
                                                                                  ---------------
              Kansas -- 1.0%
    1,000,000 University of Kansas Hospital Authority, Health Facilities Revenue,
              4.500%, 9/01/2032                                                           985,070
                                                                                  ---------------
              Louisiana -- 5.4%
    4,000,000 DeSoto Parish, LA, Environmental Improvement,
              5.000%, 11/01/2018                                                        4,075,600
    1,000,000 Ernest N. Morial, New Orleans, LA, Exhibit Hall Authority,
              5.000%, 7/15/2033 (AMBAC insured)                                         1,033,100
                                                                                  ---------------
                                                                                        5,108,700
                                                                                  ---------------
              Massachusetts -- 4.0%
    1,500,000 Massachusetts State,
              5.000%, 3/01/2019                                                         1,603,950
    1,000,000 Massachusetts State Development Finance Agency Revenue
              (Simmons College), Series H,
              5.250%, 10/01/2033 (XLCA insured)                                         1,142,970
    1,045,000 Massachusetts State Health & Educational Facilities Authority
              (Lahey Clinic Medical Center),
              4.500%, 8/15/2035 (FGIC insured)                                          1,031,749
                                                                                  ---------------
                                                                                        3,778,669
                                                                                  ---------------

  Principal
   Amount     Description                                                        Value (+)
---------------------------------------------------------------------------------------------
              Michigan -- 6.2%
$   1,500,000 Michigan State Hospital Finance Authority Revenue
              (Henry Ford Health System), Series A,
              5.000%, 11/15/2038                                              $     1,556,760
    1,100,000 Michigan State Hospital Finance Authority Revenue
              (Oakwood Obligated Group),
              5.500%, 11/01/2014                                                    1,185,965
    1,000,000 Taylor Brownfield Redevelopment Authority, MI,
              5.000%, 5/01/2025 (MBIA insured)                                      1,055,680
    2,000,000 University of Michigan Hospital,
              5.250%, 12/01/2020                                                    2,125,360
                                                                              ---------------
                                                                                    5,923,765
                                                                              ---------------
              Minnesota -- 3.4%
    1,000,000 Chaska Minnesota Electric Revenue,
              5.250%, 10/01/2025                                                    1,072,870
    2,000,000 Minnesota State Municipal Power Agency,
              5.250%, 10/01/2024                                                    2,133,780
                                                                              ---------------
                                                                                    3,206,650
                                                                              ---------------
              Mississippi -- 6.9%
    2,000,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.700%, 4/01/2022                                                     2,417,260
    2,500,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.800%, 4/01/2022                                                     3,048,200
    1,000,000 Mississippi, Hospital Equipment & Facilities Authority Mortgage
              Revenue (Delta Regional Medical Center)
              5.000%, 2/01/2035 (MBIA insured)                                      1,051,460
                                                                              ---------------
                                                                                    6,516,920
                                                                              ---------------
              New Jersey -- 5.7%
    1,000,000 New Jersey Economic Development Authority,
              5.500%, 6/15/2024                                                     1,045,980
    1,000,000 New Jersey Economic Development Authority, Cigarette Tax,
              5.625%, 6/15/2018                                                     1,032,300
    1,000,000 New Jersey Health Care Facilities Financing Authority
              (Catholic Health East),
              5.375%, 11/15/2033                                                    1,054,080
    2,000,000 New Jersey Transportation Trust Fund Authority, Series A,
              5.500%, 12/15/2023                                                    2,304,440
                                                                              ---------------
                                                                                    5,436,800
                                                                              ---------------
              New York -- 17.6%
    1,020,000 New York, NY,
              6.000%, 1/15/2020                                                     1,130,946
    1,400,000 New York, NY, City Health & Hospital Corp.,
              5.000%, 2/15/2020 (FSA insured)                                       1,461,264
    1,000,000 New York, NY, City Industrial Development Agency,
              5.500%, 1/01/2024(b)                                                  1,076,030
    2,000,000 New York, NY, City Municipal Water Finance Authority, Series C,
              5.000%, 6/15/2025 (MBIA insured)                                      2,119,840
    1,000,000 New York, NY, City Municipal Water Finance Authority, Series A,
              5.125%, 6/15/2034 (FSA insured)                                       1,050,350
    1,000,000 New York State Dormitory Authority (Rockefeller University),
              5.000%, 7/01/2032(b)                                                  1,047,770
    2,000,000 New York State Dormitory Authority,
              5.500%, 5/15/2013                                                     2,153,440
    2,200,000 New York State Dormitory Authority,
              5.750%, 7/01/2013                                                     2,382,446

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
   Amount     Description                                                       Value (+)
--------------------------------------------------------------------------------------------
              New York -- continued
$   1,000,000 New York State Housing Finance Agency,
              5.250%, 9/15/2019                                              $     1,096,740
    3,000,000 New York State Municipal Bond Bank Agency, Series C,
              5.250%, 6/01/2020                                                    3,207,810
                                                                             ---------------
                                                                                  16,726,636
                                                                             ---------------
              North Carolina -- 1.5%
    1,300,000 North Carolina Eastern Municipal Power Agency, Series A,
              5.500%, 1/01/2012                                                    1,389,167
                                                                             ---------------
              Oregon -- 3.0%
    1,750,000 Multnomah County, OR, Hospital Facilities Authority
              (Providence Health System),
              5.250%, 10/01/2012                                                   1,872,920
      500,000 Oregon, Western Generation Agency, Wauna Cogeneration Project,
              Series A,
              5.000%, 1/01/2020                                                      517,350
      485,000 Oregon, Western Generation Agency, Wauna Cogeneration Project,
              Series A,
              5.000%, 1/01/2021                                                      500,767
                                                                             ---------------
                                                                                   2,891,037
                                                                             ---------------
              Pennsylvania -- 3.4%
    3,000,000 Pennsylvania State Industrial Development Authority,
              5.500%, 7/01/2019 (AMBAC insured)                                    3,270,750
                                                                             ---------------
              Puerto Rico -- 3.4%
    1,000,000 Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series A,
              5.500%, 10/01/2040                                                   1,071,330
    2,000,000 Puerto Rico Public Finance Corp., Commonwealth Appropriation,
              Series A,
              5.750%, 8/01/2027(b)                                                 2,143,000
                                                                             ---------------
                                                                                   3,214,330
                                                                             ---------------
              South Carolina -- 3.4%
    1,100,000 Charleston Educational Excellence Finance Corp.,
              5.250%, 12/01/2030                                                   1,173,997
    1,155,000 Lexington One School Facilities Corp.,
              5.000%, 12/01/2026                                                   1,211,768
      800,000 Newberry Investing in Children's Education (Newberry
              County School District),
              5.250%, 12/01/2022                                                     840,240
                                                                             ---------------
                                                                                   3,226,005
                                                                             ---------------
              South Dakota -- 1.4%
    1,250,000 South Dakota Health & Educational Facilities Authority
              (Sioux Valley Hospital),
              5.250%, 11/01/2027                                                   1,319,425
                                                                             ---------------
              Tennessee -- 5.1%
    2,000,000 Knox County, TN Health Educational & Housing Facilities Board,
              Hospital Facilities Revenue, Series A,
              Zero Coupon Bond, 1/01/2035                                            500,020
    2,500,000 Tennessee Energy Acquisition Corp., Gas Revenue, Series A,
              5.250%, 9/01/2026                                                    2,768,400
    1,500,000 Tennessee Housing Development Agency, Series A,
              5.200%, 7/01/2023                                                    1,571,865
                                                                             ---------------
                                                                                   4,840,285
                                                                             ---------------

  Principal
   Amount     Description                                                               Value (+)
------------------------------------------------------------------------------------------------------
              Texas -- 4.7%
$   1,130,000 Conroe, TX, Independent School District,
              4.500%, 2/15/2030                                                      $     1,128,339
    2,000,000 Dallas-Fort Worth, TX, International Airport,
              5.500%, 11/01/2033 (MBIA insured)                                            2,133,760
    1,260,000 Keller, TX, Independent School District, Series A,
              4.500%, 8/15/2031                                                            1,247,060
                                                                                     ---------------
                                                                                           4,509,159
                                                                                     ---------------
              Washington -- 2.3%
    2,000,000 Energy Northwest, WA, Electric, Project No. 1, Series A,
              5.500%, 7/01/2014                                                            2,209,360
                                                                                     ---------------
              Total Tax Exempt Obligations (Identified Cost $89,757,508)                  93,041,459
                                                                                     ---------------
  Principal
   Amount
------------------------------------------------------------------------------------------------------
Short-Term Investments -- 1.0%
$     950,906 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/30/2007 at 4.250% to be repurchased at
              $951,243 on 4/02/2007, collateralized by $980,000 U.S.
              Treasury Bill, 4.890% due 5/31/2007 valued at $971,425,
              including accrued interest (Note 2f )
              (Identified Cost $950,906)                                                     950,906
                                                                                     ---------------
              Total Investments -- 98.8%
              (Identified Cost $90,708,414)(a)                                            93,992,365
              Other assets less liabilities --1.2%                                         1,102,231
                                                                                     ---------------
              Net Assets -- 100%                                                     $    95,094,596
                                                                                     ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):
              At March 31, 2007, the net unrealized appreciation on
              investments based on cost of $90,393,119 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                        $     3,705,738
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                               (106,492)
                                                                                     ---------------
              Net unrealized appreciation                                            $     3,599,246
                                                                                     ===============
          (b) Variable rate security whose interest rate varies with changes in a designated base rate
              (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
        AMBAC American Municipal Bond Assurance Corp.
         FGIC Financial Guarantee Insurance Company
          FSA Financial Security Assurance, Inc.
         MBIA Municipal Bond Investors Assurance Corp.
         XLCA XL Capital Assurance

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)


Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

          Corporate Backed/Industrial Revenue/Pollution Control 13.5%
          Hospital                                              11.4
          Hospital Obligated Group                               8.4
          Electric                                               8.2
          Colleges & Universities                                6.9
          Special Tax                                            6.6
          Airport                                                5.5
          State Appropriation                                    4.7
          Lease                                                  4.5
          Water & Sewerage                                       4.5
          Bond Bank/Pooled Loan Program                          3.4
          Non-Profit                                             3.0
          Gas                                                    2.9
          State General Obligation                               2.8
          Senior Living                                          2.7
          School District                                        2.5
          City & Town                                            2.3
          Other, less than 2% each                               4.0

                See accompanying notes to financial statements.

        LOOMIS SAYLES STRATEGIC INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                                       Value (+)
--------------------------------------------------------------------------------------------
Bonds and Notes -- 90.7% of Net Assets
Convertible Bonds -- 3.9%
              Canada -- 0.1%
$   8,499,000 Nortel Networks Corp., Guaranteed Senior Note,
              4.250%, 9/01/2008                                              $     8,392,762
                                                                             ---------------
              United States -- 3.8%
   12,755,000 Avnet, Inc.,
              2.000%, 3/15/2034                                                   15,226,281
   32,815,000 Bristol-Myers Squibb Co.,
              4.855%, 9/15/2023(b)(c)                                             33,061,112
      200,000 Builders Transport, Inc., Subordinated Note,
              6.500%, 5/01/2011(d)                                                        --
    1,000,000 Builders Transport, Inc., Subordinated Note,
              8.000%, 8/15/2005(d)                                                        --
      750,000 Ciena Corp.,
              3.750%, 2/01/2008                                                      735,938
      157,000 Dixie Group, Inc., Subordinated Note,
              7.000%, 5/15/2012                                                      146,991
   14,933,000 Enzon, Inc.,
              4.500%, 7/01/2008                                                   14,541,009
    5,111,000 EPIX Pharmaceuticals, Inc., Senior Note,
              3.000%, 6/15/2024                                                    4,350,739
    7,140,000 Human Genome Sciences, Inc.,
              2.250%, 8/15/2012                                                    6,292,125
   28,760,000 Incyte Corp.,
              3.500%, 2/15/2011                                                   25,093,100
    4,865,000 Inhale Therapeutic Systems, Inc., Subordinated Note,
              3.500%, 10/17/2007                                                   4,773,781
   12,005,000 Invitrogen Corp.,
              1.500%, 2/15/2024                                                   10,699,456
    2,360,000 IVAX Corp., Senior Subordinated Note,
              4.500%, 5/15/2008                                                    2,377,700
    8,030,000 Kellwood Co., (step to 0.000% on 6/15/2011),
              3.500%, 6/15/2034(e)                                                 7,347,450
    6,670,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
              0.500%, 11/30/2008                                                   6,053,025
    3,540,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
              1.000%, 6/30/2010                                                    3,402,825
   14,893,000 Level 3 Communications, Inc.,
              6.000%, 9/15/2009                                                   14,390,361
   34,370,000 Level 3 Communications, Inc.,
              6.000%, 3/15/2010(c)                                                32,995,200
    6,138,025 Liberty Media LLC,
              3.500%, 1/15/2031                                                    6,007,592
    4,591,000 Maxtor Corp., Subordinated Note,
              5.750%, 3/01/2012(f)                                                 4,315,540
   18,491,000 Nektar Therapeutics,
              3.250%, 9/28/2012                                                   17,866,929
      625,000 Nextel Communications, Inc., Senior Note,
              5.250%, 1/15/2010                                                      620,313
      500,000 Preston Corp., Subordinated Note,
              7.000%, 5/01/2011                                                      470,000
   20,000,000 Regeneron Pharmaceuticals, Inc., Subordinated Note,
              5.500%, 10/17/2008                                                  21,150,000
      311,000 Richardson Electronics, Ltd.,
              7.750%, 12/15/2011                                                     308,668
    7,716,000 Sinclair Broadcast Group, Inc., (step to 2.000% on 1/15/2011),
              4.875%, 7/15/2018(e)                                                 7,590,615
   20,555,000 Valeant Pharmaceuticals International, Subordinated Note,
              3.000%, 8/16/2010                                                   18,807,825

  Principal
 Amount (++)  Description                                                      Value (+)
-------------------------------------------------------------------------------------------
              United States -- continued
$  24,477,000 Valeant Pharmaceuticals International, Subordinated Note,
              4.000%, 11/15/2013(c)                                         $    22,304,666
   23,130,000 Wells Fargo & Co.,
              5.110%, 5/01/2033(b)(c)                                            23,073,100
                                                                            ---------------
                                                                                304,002,341
                                                                            ---------------
              Total Convertible Bonds (Identified Cost $299,802,106)            312,395,103
                                                                            ---------------
Non-Convertible Bonds -- 86.8%
              Argentina -- 0.3%
    2,405,000 Petrobras Energia SA, Series A, 144A,
              8.125%, 7/15/2010                                                   2,531,263
   51,531,500 Republic of Argentina,
              2.000%, 9/30/2014, (ARS)                                           14,441,188
    8,906,250 Republic of Argentina,
              5.475%, 8/03/2012(b)                                                8,457,375
    1,380,120 Republic of Argentina,
              8.280%, 12/31/2033(b)(c)(g)                                         1,603,699
                                                                            ---------------
                                                                                 27,033,525
                                                                            ---------------
              Australia -- 0.4%
    1,000,000 General Motors Acceptance Corp. of Australia, Ltd., Series E,
              (MTN),
              6.500%, 8/10/2007, (AUD)                                              795,418
    1,500,000 Qantas Airways, Ltd., 144A,
              5.125%, 6/20/2013                                                   1,336,212
   31,220,000 Qantas Airways, Ltd., 144A,
              6.050%, 4/15/2016                                                  27,211,134
                                                                            ---------------
                                                                                 29,342,764
                                                                            ---------------
              Bermuda -- 0.2%
   11,855,000 Weatherford International, Ltd.,
              6.500%, 8/01/2036                                                  11,853,601
                                                                            ---------------
              Brazil -- 2.2%
    9,922,000 Republic of Brazil,
              8.250%, 1/20/2034(c)                                               12,452,110
    6,000,000 Republic of Brazil,
              8.875%, 4/15/2024                                                   7,800,000
   43,700,000 Republic of Brazil,
              10.250%, 1/10/2028, (BRL)                                          21,157,477
  140,235,000 Republic of Brazil,
              12.500%, 1/05/2016, (BRL)(c)                                       78,356,808
  107,840,000 Republic of Brazil,
              12.500%, 1/05/2022, (BRL)                                          61,122,245
                                                                            ---------------
                                                                                180,888,640
                                                                            ---------------
              Canada -- 17.3%
      250,000 Abitibi-Consolidated, Inc.,
              6.000%, 6/20/2013                                                     212,500
    8,125,000 Abitibi-Consolidated, Inc.,
              7.400%, 4/01/2018                                                   6,946,875
   12,060,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028                                                  10,009,800
    2,960,000 Abitibi-Consolidated, Inc.,
              8.500%, 8/01/2029                                                   2,575,200
   39,846,000 Abitibi-Consolidated, Inc.,
              8.850%, 8/01/2030                                                  35,462,940
      750,000 Avenor, Inc.,
              10.850%, 11/30/2014, (CAD)                                            705,793
    2,795,000 Bombardier, Inc.,
              7.350%, 12/22/2026, (CAD)                                           2,402,804

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                                   Value (+)
----------------------------------------------------------------------------------------
              Canada -- continued
$  15,600,000 Bombardier, Inc., 144A,
              7.450%, 5/01/2034                                          $    14,664,000
  361,535,000 Canadian Government,
              2.750%, 12/01/2007, (CAD)(c)                                   310,221,769
   14,525,000 Canadian Government,
              4.000%, 6/01/2016, (CAD)(c)                                     12,465,457
  319,550,000 Canadian Government,
              4.250%, 9/01/2008, (CAD)(c)                                    277,506,132
  436,930,000 Canadian Government,
              4.250%, 12/01/2008, (CAD)                                      379,733,611
   10,555,000 Canadian Government,
              4.250%, 9/01/2009, (CAD)                                         9,191,855
   11,010,000 Canadian Government,
              4.500%, 9/01/2007, (CAD)                                         9,542,890
   35,580,000 Canadian Government,
              5.750%, 6/01/2033, (CAD)                                        38,344,423
   24,200,000 Canadian Government,
              6.000%, 6/01/2008, (CAD)                                        21,407,305
    7,955,000 Domtar, Inc.,
              5.375%, 12/01/2013                                               7,328,544
      335,000 GMAC Canada, Ltd., Series E, (MTN),
              6.625%, 12/17/2010, (GBP)                                          646,045
      945,000 GMAC Canada, Ltd.,
              7.750%, 9/26/2008, (NZD)                                           654,809
    9,790,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              5.700%, 1/05/2016                                                9,179,172
   42,635,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
              6.400%, 1/05/2036                                               38,176,829
    9,975,000 Nortel Networks Corp.,
              6.875%, 9/01/2023                                                9,276,750
   22,320,000 Nortel Networks, Ltd., 144A,
              10.125%, 7/15/2013                                              24,496,200
   22,930,000 North American Energy Partners, Inc., Senior Note,
              8.750%, 12/01/2011                                              23,388,600
    5,800,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                                5,582,500
   36,735,000 Province of British Columbia,
              6.000%, 6/09/2008, (CAD)                                        32,489,395
   13,000,000 Province of Manitoba,
              4.450%, 12/01/2008, (CAD)                                       11,315,349
    6,685,000 Province of Manitoba,
              5.750%, 6/02/2008, (CAD)                                         5,893,918
    6,745,000 Province of Ontario,
              3.875%, 3/08/2008, (CAD)                                         5,820,739
   40,020,000 Province of Ontario,
              5.700%, 12/01/2008, (CAD)                                       35,526,113
   18,470,000 Province of Saskatchewan,
              5.500%, 6/02/2008, (CAD)                                        16,239,361
    2,525,000 Rogers Wireless Communications, Inc., Senior Secured Note,
              6.375%, 3/01/2014                                                2,588,125
    8,500,000 Rogers Wireless Communications, Inc., Senior Note,
              7.625%, 12/15/2011, (CAD)                                        8,190,113
   10,000,000 Shaw Communications, Inc.,
              5.700%, 3/02/2017, (CAD)                                         8,636,206
   29,010,000 Telus Corp.,
              4.950%, 3/15/2017, (CAD)                                        24,698,076
                                                                         ---------------
                                                                           1,401,520,198
                                                                         ---------------

   Principal
  Amount (++)    Description                                                 Value (+)
--------------------------------------------------------------------------------------------
                 Cayman Islands -- 0.0%
$      1,000,000 Enersis SA, Cayman Island,
                 7.400%, 12/01/2016                                       $     1,100,617
                                                                          ---------------
                 Chile -- 0.2%
       4,875,000 Empresa Nacional de Electricidad SA, Chile,
                 7.875%, 2/01/2027                                              5,526,232
         250,000 Empresa Nacional de Electricidad SA, Chile,
                 8.350%, 8/01/2013                                                283,476
       1,700,000 Empresa Nacional de Electricidad SA, Chile,
                 8.625%, 8/01/2015(c)                                           2,005,959
       4,525,000 Enersis SA, Chile,
                 7.375%, 1/15/2014(c)                                           4,911,390
                                                                          ---------------
                                                                               12,727,057
                                                                          ---------------
                 France -- 0.2%
 224,520,000,000 BNP Paribas SA, Series E, (MTN), 144A,
                 Zero Coupon, 6/13/2011, (IDR)                                 16,558,651
                                                                          ---------------
                 India -- 0.1%
       6,800,000 ICICI Bank Ltd., 144A,
                 6.375%, 4/30/2022(b)                                           6,737,460
                                                                          ---------------
                 Ireland -- 0.8%
      35,410,000 Elan Finance PLC, Senior Note,
                 7.750%, 11/15/2011                                            34,790,325
      32,520,000 Elan Finance PLC, 144A,
                 8.875%, 12/01/2013                                            33,048,450
                                                                          ---------------
                                                                               67,838,775
                                                                          ---------------
                 Malaysia -- 0.2%
      20,000,000 Ranhill Labuan Ltd., 144A,
                 12.500%, 10/26/2011(c)                                        19,834,000
                                                                          ---------------
                 Mexico -- 3.1%
      11,265,000 Desarrolladora Homex SAB de CV,
                 7.500%, 9/28/2015                                             11,625,480
   3,245,000(++) Mexican Fixed Rate Bonds, Series M-10,
                 8.000%, 12/17/2015, (MXN)                                     30,176,817
  17,299,000(++) Mexican Fixed Rate Bonds, Series M-20,
                 8.000%, 12/07/2023, (MXN)                                    162,141,149
   4,738,000(++) Mexican Fixed Rate Bonds, Series M-10,
                 9.000%, 12/20/2012, (MXN)                                     45,919,529
                                                                          ---------------
                                                                              249,862,975
                                                                          ---------------
                 Netherlands -- 1.8%
       1,800,000 Koninklijke (Royal) KPN NV, Series G, (MTN),
                 4.000%, 6/22/2015, (EUR)                                       2,227,925
       1,120,000 Koninklijke (Royal) KPN NV, Series E, (MTN),
                 5.750%, 3/18/2016, (GBP)                                       2,145,674
       8,098,000 Koninklijke (Royal) KPN NV,
                 8.375%, 10/01/2030                                             9,167,592
   8,580,000,000 Rabobank Nederland, Series E (MTN), 144A,
                 13.500%, 1/28/2008, (ISK)                                    130,045,818
                                                                          ---------------
                                                                              143,587,009
                                                                          ---------------
                 Norway -- 0.0%
      10,000,000 Kingdom of Norway,
                 5.500%, 5/15/2009, (NOK)                                       1,669,646
                                                                          ---------------
                 Philipines -- 0.1%
       3,700,000 Philippine Long Distance Telephone Co., Series E, (MTN),
                 8.350%, 3/06/2017                                              4,181,000
       1,743,000 Quezon Power (Philippines), Ltd., Senior Secured Note,
                 8.860%, 6/15/2017                                              1,804,005
                                                                          ---------------
                                                                                5,985,005
                                                                          ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

   Principal
  Amount (++)   Description                                          Value (+)
---------------------------------------------------------------------------------
                Republic of Korea -- 0.1%
$     5,470,000 Hanarotelecom, Inc., 144A,
                7.000%, 2/01/2012                                 $     5,545,213
      5,000,000 Hynix Semiconductor, Inc., 144A,
                9.875%, 7/01/2012(c)                                    5,575,000
        300,000 Samsung Electronics Co., Ltd., 144A,
                7.700%, 10/01/2027                                        318,574
                                                                  ---------------
                                                                       11,438,787
                                                                  ---------------
                Singapore -- 0.0%
      1,050,000 SP PowerAssets, Ltd., Series E, (MTN),
                3.730%, 10/22/2010, (SGD)                                 705,819
                                                                  ---------------
                South Africa -- 0.6%
    320,500,000 Republic of South Africa,
                13.000%, 8/31/2010, (ZAR)                              50,355,765
                                                                  ---------------
                Spain -- 1.5%
    113,785,000 Telefonica Emisiones SAU, Guaranteed Note,
                7.045%, 6/20/2036                                     121,509,636
                                                                  ---------------
                Supranational -- 2.7%
     15,543,570 European Investment Bank, 144A,
                Zero Coupon, 9/12/2008, (BRL)                           6,447,077
    128,250,000 European Investment Bank, Senior Note,
                Zero Coupon, 3/10/2021, (AUD)                          45,387,517
    134,330,000 European Investment Bank, 144A,
                4.600%, 1/30/2037, (CAD)                              116,204,467
     80,000,000 Inter-American Development Bank, Series E, (MTN),
                Zero Coupon, 5/11/2009, (BRL)                          29,587,924
     24,450,000 Inter-American Development Bank, Series E, (MTN),
                6.000%, 12/15/2017, (NZD)                              16,225,817
     12,125,000 Inter-American Development Bank, Series G, (MTN),
                6.250%, 6/22/2016, (NZD)                                8,198,650
                                                                  ---------------
                                                                      222,051,452
                                                                  ---------------
                Sweden -- 0.4%
    207,265,000 Kingdom of Sweden,
                6.500%, 5/05/2008, (SEK)                               30,575,654
                                                                  ---------------
                Thailand -- 0.4%
     28,255,000 True Move Co., Ltd., 144A,
                10.750%, 12/16/2013                                    28,749,463
                                                                  ---------------
                United Kingdom -- 0.2%
 72,717,436,000 JPMorgan Chase Bank, 144A,
                Zero Coupon, 10/21/2010, (IDR)                          5,798,620
      1,000,000 Virgin Media Finance PLC,
                9.125%, 8/15/2016                                       1,055,000
      4,570,000 Virgin Media Finance PLC,
                9.750%, 4/15/2014, (GBP)                                9,510,173
      1,605,000 Vodafone Group PLC,
                6.150%, 2/27/2037                                       1,549,436
                                                                  ---------------
                                                                       17,913,229
                                                                  ---------------
                United States -- 53.6%
      5,565,000 AES Corp. (The),
                8.375%, 3/01/2011, (GBP)                               11,334,369
      4,020,000 AES Corp. (The), Senior Note,
                7.750%, 3/01/2014                                       4,221,000
      1,190,000 Affiliated Computer Services, Inc.,
                5.200%, 6/01/2015                                       1,116,648
     13,242,000 Albertson's, Inc.,
                6.625%, 6/01/2028                                      12,123,859

   Principal
  Amount (++)   Description                                          Value (+)
---------------------------------------------------------------------------------
                United States -- continued
$    17,735,000 Albertson's, Inc.,
                7.750%, 6/15/2026                                 $    17,960,696
     69,796,000 Albertson's, Inc., Senior Note,
                7.450%, 8/01/2029                                      68,660,628
      4,895,000 Albertson's, Inc., Senior Note,
                8.000%, 5/01/2031                                       4,988,881
      1,510,000 Albertson's, Inc., Senior Note,
                8.700%, 5/01/2030                                       1,633,607
      4,785,000 Allstate Corp.,
                5.950%, 4/01/2036                                       4,771,702
      1,750,000 Altria Group, Inc.,
                7.000%, 11/04/2013                                      1,900,467
        825,000 American Airlines, Inc., Series 1999-1, Class B,
                7.324%, 10/15/2009                                        838,406
      1,225,697 American Airlines, Inc., Series 93A6,
                8.040%, 9/16/2011                                       1,234,890
      6,950,000 Amkor Technology, Inc., Senior Note,
                7.125%, 3/15/2011(c)                                    6,811,000
        475,000 Amkor Technology, Inc., Senior Note,
                7.750%, 5/15/2013(c)                                      465,500
        980,000 Amkor Technology, Inc., Senior Subordinated Note,
                10.500%, 5/01/2009(c)                                     982,450
     37,190,000 Anadarko Petroleum Corp.,
                5.950%, 9/15/2016                                      37,268,322
     39,805,000 Anadarko Petroleum Corp.,
                6.450%, 9/15/2036                                      39,388,918
     10,503,000 APL Ltd., Senior Note,
                8.000%, 1/15/2024(f)                                    9,756,132
      1,585,000 Aramark Services, Inc.,
                5.000%, 6/01/2012                                       1,422,538
      4,640,000 Arrow Electronics, Inc.,
                6.875%, 6/01/2018                                       4,850,995
      8,000,000 ASIF Global Financing, 144A,
                2.380%, 2/26/2009, (SGD)                                5,198,083
     10,245,000 AT&T, Corp.,
                6.500%, 3/15/2029                                      10,078,826
      8,500,000 AT&T, Inc.,
                6.150%, 9/15/2034(c)                                    8,365,734
     17,574,841 Atlas Air, Inc., Series 1998-1, Class 1B,
                7.680%, 1/02/2014(h)                                   19,332,325
        350,169 Atlas Air, Inc., Series 1999-1, Class A2,
                6.880%, 7/02/2009                                         352,795
     12,740,207 Atlas Air, Inc., Series 1999-1, Class B,
                7.630%, 1/02/2015(h)                                   14,109,779
      4,744,556 Atlas Air, Inc., Series 1999-1, Class C,
                8.770%, 1/02/2011(h)                                    4,602,219
      5,323,737 Atlas Air, Inc., Series 2000-1, Class B,
                9.057%, 1/02/2014(h)                                    6,228,772
      6,862,758 Atlas Air, Inc., Series C,
                8.010%, 1/02/2010(h)                                    6,039,227
     30,125,000 Avnet, Inc.,
                5.875%, 3/15/2014                                      29,915,450
     35,630,000 Avnet, Inc.,
                6.000%, 9/01/2015                                      35,326,789
     11,345,000 Avnet, Inc.,
                6.625%, 9/15/2016                                      11,709,878
     22,125,000 BAC Capital Trust VI,
                5.625%, 3/08/2035                                      20,555,275
 17,310,000,000 Barclays Financial LLC, 144A,
                4.060%, 9/16/2010, (KRW)                               17,440,635

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

   Principal
  Amount (++)   Description                                             Value (+)
------------------------------------------------------------------------------------
                United States -- continued
$ 1,006,000,000 Barclays Financial LLC, 144A,
                4.160%, 2/22/2010, (THB)                             $    29,138,988
 21,340,000,000 Barclays Financial LLC, 144A,
                4.460%, 9/23/2010, (KRW)                                  22,623,848
 56,650,000,000 Barclays Financial LLC, 144A,
                4.470%, 12/04/2011, (KRW)                                 59,949,766
    337,000,000 Barclays Financial LLC, 144A,
                5.500%, 11/01/2010, (THB)                                 10,107,394
    529,000,000 Barclays Financial LLC, Series E, (MTN), 144A,
                4.100%, 3/22/2010, (THB)                                  15,319,316
     15,195,000 BellSouth Corp.,
                6.000%, 11/15/2034(c)                                     14,637,192
     21,174,000 Borden, Inc.,
                7.875%, 2/15/2023                                         18,050,835
      6,920,000 Borden, Inc.,
                8.375%, 4/15/2016                                          6,435,600
      8,757,000 Borden, Inc.,
                9.200%, 3/15/2021                                          8,341,042
      2,685,000 Bowater, Inc.,
                6.500%, 6/15/2013(c)                                       2,423,212
      2,840,000 Centex Corp.,
                5.250%, 6/15/2015(c)                                       2,591,545
     21,365,000 Chesapeake Energy Corp.,
                6.500%, 8/15/2017                                         21,097,937
     22,690,000 Chesapeake Energy Corp.,
                6.875%, 11/15/2020                                        22,576,550
     15,325,000 CIGNA Corp.,
                6.150%, 11/15/2036                                        15,186,830
        425,000 Cincinnati Bell, Inc.,
                8.375%, 1/15/2014                                            434,563
      3,055,000 CIT Group, Inc.,
                6.000%, 4/01/2036                                          2,961,208
      2,500,000 CIT Group, Inc., Series E, Senior Note, (MTN),
                5.500%, 12/01/2014, (GBP)                                  4,708,079
     18,650,000 Citibank NA, 144A,
                15.000%, 7/02/2010, (BRL)                                 10,294,034
     35,260,000 Citizens Communications Co., 144A,
                7.875%, 1/15/2027                                         36,053,350
      2,405,000 Colorado Interstate Gas Co.,
                5.950%, 3/15/2015                                          2,420,017
      2,670,000 Colorado Interstate Gas Co.,
                6.800%, 11/15/2015                                         2,839,500
     41,635,000 Comcast Corp.,
                5.650%, 6/15/2035                                         37,722,642
     34,570,000 Comcast Corp.,
                6.450%, 3/15/2037                                         34,609,410
     20,175,000 Comcast Corp.,
                6.500%, 11/15/2035                                        20,327,846
      6,398,540 Continental Airlines, Inc., Series 1997-4, Class 4B,
                6.900%, 1/02/2017                                          6,350,551
      8,655,346 Continental Airlines, Inc., Series 1998-1, Class 1B,
                6.748%, 3/15/2017                                          8,666,165
      7,034,243 Continental Airlines, Inc., Series 1999-1, Class B,
                6.795%, 8/02/2018                                          7,029,847
      2,426,773 Continental Airlines, Inc., Series 1999-1, Class C,
                6.954%, 8/02/2009                                          2,414,639
      4,425,167 Continental Airlines, Inc., Series 1999-2, Class B,
                7.566%, 3/15/2020                                          4,480,482
      7,733,554 Continental Airlines, Inc., Series 2000-2, Class B,
                8.307%, 4/02/2018                                          8,062,230

  Principal
 Amount (++)  Description                                            Value (+)
---------------------------------------------------------------------------------
              United States -- continued
$   2,803,874 Continental Airlines, Inc., Series 2001-1, Class B,
              7.373%, 12/15/2015                                  $     2,817,893
      304,984 Continental Airlines, Inc., Series 96-A,
              6.940%, 10/15/2013                                          311,083
    2,836,149 Continental Airlines, Inc., Series 971A,
              7.461%, 4/01/2015                                         2,960,230
    6,225,000 Corning, Inc.,
              5.900%, 3/15/2014                                         6,367,814
    6,220,000 Corning, Inc.,
              6.200%, 3/15/2016                                         6,391,516
      650,000 Corning, Inc.,
              6.750%, 9/15/2013                                           698,027
    6,150,000 Corning, Inc.,
              6.850%, 3/01/2029                                         6,421,184
    4,725,000 Corning, Inc.,
              7.250%, 8/15/2036                                         4,980,764
      400,000 CSC Holdings, Inc., Senior Note,
              7.875%, 2/15/2018                                           411,000
      250,000 CSC Holdings, Inc., Series B, Senior Note,
              8.125%, 7/15/2009                                           258,750
      250,000 CSC Holdings, Inc., Series B, Senior Note,
              8.125%, 8/15/2009                                           258,750
   18,600,000 CSX Corp.,
              6.000%, 10/01/2036(c)                                    17,736,886
    2,145,000 Cummins, Inc.,
              7.125%, 3/01/2028                                         2,224,440
    1,853,000 Cummins, Inc.,
              6.750%, 2/15/2027                                         1,854,809
   19,745,000 DCP Midstream LP, 144A,
              6.450%, 11/03/2036                                       20,082,679
    8,558,000 Dillard's, Inc.,
              6.625%, 1/15/2018(c)                                      8,311,957
    1,500,000 Dillard's, Inc.,
              7.750%, 7/15/2026                                         1,477,500
      425,000 Dillard's, Inc.,
              7.875%, 1/01/2023                                           422,344
    4,187,000 Dillard's, Inc.,
              7.130%, 8/01/2018                                         4,118,961
    3,325,000 Dillard's, Inc., Class A,
              7.000%, 12/01/2028                                        3,025,750
    1,935,000 Dole Food Co., Inc.,
              8.625%, 5/01/2009                                         1,930,163
    8,180,000 Dominion Resources, Inc., Senior Note, Series B,
              5.950%, 6/15/2035                                         7,949,586
    4,335,000 DR Horton, Inc.,
              5.625%, 9/15/2014                                         4,120,244
    1,625,000 DR Horton, Inc.,
              6.500%, 4/15/2016                                         1,589,245
   16,160,000 DR Horton, Inc., Guaranteed Note,
              5.625%, 1/15/2016(c)                                     14,948,259
   43,470,000 DR Horton, Inc., Senior Note,
              5.250%, 2/15/2015                                        39,750,707
   11,275,000 Dynegy Holdings, Inc.,
              7.125%, 5/15/2018                                        10,824,000
   10,185,000 Dynegy Holdings, Inc.,
              7.625%, 10/15/2026                                        9,879,450
    7,455,000 Dynegy Holdings, Inc.,
              8.375%, 5/01/2016                                         7,753,200
    3,705,000 Edison Mission Energy Corp., Senior Note,
              7.730%, 6/15/2009                                         3,834,675

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                         Value (+)
------------------------------------------------------------------------------
              United States -- continued
$  15,685,000 El Paso Corp.,
              6.950%, 6/01/2028                                $    16,116,337
    1,965,000 El Paso Corp.,
              7.000%, 5/15/2011                                      2,063,250
      925,000 El Paso Corp.,
              7.750%, 6/15/2010(c)                                     985,125
      750,000 El Paso Corp., Senior Note, (MTN),
              7.800%, 8/01/2031                                        828,750
    1,600,000 El Paso Energy Corp.,
              6.750%, 5/15/2009(c)                                   1,638,000
    1,000,000 El Paso Energy Corp., (MTN),
              7.750%, 1/15/2032(c)                                   1,105,000
    5,330,000 Embarq Corp.,
              7.995%, 6/01/2036                                      5,503,817
    5,255,000 Energy Transfer Partners LP,
              6.125%, 2/15/2017                                      5,369,596
    3,855,000 Energy Transfer Partners LP,
              6.625%, 10/15/2036                                     3,943,441
    7,940,000 Federated Retail Holdings, Inc.,
              6.375%, 3/15/2037                                      7,717,609
    5,000,000 FHLMC,
              3.220%, 6/20/2007, (SGD)                               3,297,815
   35,900,000 FNMA,
              2.290%, 2/19/2009, (SGD)                              23,332,764
   17,816,000 Ford Motor Co.,
              6.375%, 2/01/2029(c)                                  12,693,900
    1,705,000 Ford Motor Co.,
              6.500%, 8/01/2018(c)                                   1,359,738
      500,000 Ford Motor Co.,
              6.625%, 2/15/2028(c)                                     361,250
   72,614,000 Ford Motor Co.,
              6.625%, 10/01/2028                                    52,463,615
    1,940,000 Ford Motor Co.,
              7.125%, 11/15/2025                                     1,459,850
   86,090,000 Ford Motor Co.,
              7.450%, 7/16/2031(c)                                  66,612,137
      800,000 Ford Motor Co.,
              7.500%, 8/01/2026                                        624,000
   26,070,000 Ford Motor Credit Co.,
              5.700%, 1/15/2010                                     24,956,055
   10,685,000 Ford Motor Credit Co.,
              7.000%, 10/01/2013(c)                                  9,932,637
   15,465,000 Ford Motor Credit Co.,
              7.250%, 10/25/2011                                    15,030,480
   14,595,000 Ford Motor Credit Co.,
              8.000%, 12/15/2016                                    14,043,937
    9,905,000 Ford Motor Credit Co.,
              8.625%, 11/01/2010                                    10,108,260
   23,605,000 Freescale Semiconductor, Inc., 144A,
              10.125%, 12/15/2016(c)                                23,664,012
  222,777,000 General Electric Capital Corp.,
              6.500%, 9/28/2015, (NZD)                             149,186,816
   30,350,000 General Electric Capital Corp., Series A, (MTN),
              6.625%, 2/04/2010, (NZD)                              21,016,405
      500,000 General Electric Capital Corp., Series E, (MTN),
              1.725%, 6/27/2008, (SGD)                                 324,181
    3,100,000 General Electric Capital Corp., Series E, (MTN),
              6.125%, 5/17/2012, (GBP)                               6,191,661
   47,925,000 General Electric Capital Corp., Series E, (MTN),
              6.750%, 9/26/2016, (NZD)                              33,006,933

  Principal
 Amount (++)  Description                                                   Value (+)
----------------------------------------------------------------------------------------
              United States -- continued
$ 115,000,000 General Electric Capital Corp., Series G, (MTN),
              3.485%, 3/08/2012, (SGD)                                   $    76,730,617
    1,035,000 General Motors Corp.,
              8.375%, 7/15/2033(c)                                               928,913
    4,775,000 Georgia Gulf Corp., 144A,
              10.750%, 10/15/2016(c)                                           4,584,000
   10,895,000 Georgia-Pacific Corp.,
              7.250%, 6/01/2028                                               10,404,725
   10,040,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                               9,688,600
   41,260,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                              40,847,400
    9,380,000 Georgia-Pacific Corp.,
              8.000%, 1/15/2024                                                9,426,900
   11,878,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                               12,590,680
    6,625,000 GMAC LLC,
              6.310%, 7/16/2007(b)                                             6,624,980
      820,000 GMAC LLC,
              8.000%, 11/01/2031                                                 879,158
    4,650,000 GMAC LLC, (MTN),
              6.750%, 12/01/2014                                               4,571,378
    4,360,000 Goodyear Tire & Rubber Co.,
              7.000%, 3/15/2028                                                4,054,800
    1,845,000 Goodyear Tire & Rubber Co.,
              9.000%, 7/01/2015(c)                                             2,024,888
    2,590,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note,
              7.750%, 12/15/2013                                               2,570,575
    5,790,000 GTE Corp.,
              6.940%, 4/15/2028                                                6,106,366
      185,000 Hawaiian Telcom Communications, Inc.,
              12.500%, 5/01/2015(c)                                              202,575
   18,025,000 HCA, Inc.,
              6.500%, 2/15/2016(c)                                            15,343,781
   12,875,000 HCA, Inc.,
              7.050%, 12/01/2027                                              10,213,531
    8,742,000 HCA, Inc.,
              7.500%, 12/15/2023                                               7,417,779
   17,530,000 HCA, Inc.,
              7.500%, 11/06/2033                                              14,944,325
   10,240,000 HCA, Inc.,
              7.580%, 9/15/2025                                                8,643,410
   21,372,000 HCA, Inc.,
              7.690%, 6/15/2025                                               18,423,497
    4,490,000 HCA, Inc.,
              7.750%, 7/15/2036                                                3,804,260
    6,155,000 HCA, Inc.,
              8.360%, 4/15/2024                                                5,606,005
    1,000,000 HCA, Inc., Senior Note,
              5.750%, 3/15/2014                                                  853,750
   10,500,000 Hercules, Inc., Subordinated Note,
              6.500%, 6/30/2029                                                8,925,000
   34,205,000 Highwoods Properties, Inc., 144A,
              5.850%, 3/15/2017                                               33,955,611
    9,995,000 Hilcorp Energy I LP, 144A,
              7.750%, 11/01/2015                                               9,820,087
   11,370,000 Hospira, Inc.,
              6.050%, 3/30/2017                                               11,361,075
   66,372,000 HSBC Bank PLC, 144A,
              Zero Coupon, 4/18/2012, (MYR)                                   16,240,264

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

   Principal
  Amount (++)    Description                                                Value (+)
----------------------------------------------------------------------------------------
                 United States -- continued
$    119,806,078 HSBC Bank USA, 144A,
                 Zero Coupon, 11/28/2011                                 $    78,413,078
      16,050,000 HSBC Bank USA, 144A,
                 3.310%, 8/25/2010                                            17,576,355
       5,310,000 ITC Holdings Corp., 144A,
                 6.375%, 9/30/2036                                             5,340,973
         640,000 JC Penney Corp., Inc.,
                 7.125%, 11/15/2023(c)                                           701,500
       3,445,000 Jefferson Smurfit Corp.,
                 7.500%, 6/01/2013                                             3,341,650
       1,425,000 Joy Global, Inc.,
                 6.625%, 11/15/2036                                            1,435,026
 109,312,000,000 JPMorgan Chase & Co., 144A
                 Zero Coupon, 3/28/2011, (IDR)                                 8,301,615
 599,726,100,000 JPMorgan Chase & Co., 144A
                 Zero Coupon, 3/28/2011, (IDR)                                45,545,730
 229,157,783,660 JPMorgan Chase & Co., 144A,
                 Zero Coupon, 4/12/2012, (IDR)                                15,782,831
      92,000,000 JPMorgan Chase Bank, 144A,
                 Zero Coupon, 5/17/2010, (BRL)                                32,092,742
       2,365,000 K N Capital Trust III,
                 7.630%, 4/15/2028(c)                                          2,283,275
       4,300,000 K N Energy, Inc.,
                 6.670%, 11/01/2027                                            3,961,680
       6,180,000 K. Hovnanian Enterprises, Inc.,
                 7.500%, 5/15/2016(c)                                          5,762,850
       2,655,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
                 6.375%, 12/15/2014                                            2,323,125
       8,940,000 K. Hovnanian Enterprises, Inc., Senior Note,
                 6.250%, 1/15/2016                                             7,666,050
       1,750,000 K. Hovnanian Enterprises, Inc., Senior Note,
                 6.500%, 1/15/2014                                             1,566,250
      10,975,000 KB Home,
                 7.250%, 6/15/2018                                            10,135,687
       7,515,000 Kellwood Co.,
                 7.625%, 10/15/2017                                            6,955,095
       1,915,000 Kimball Hill Homes, Inc.,
                 10.500%, 12/15/2012                                           1,838,400
      11,288,000 Kinder Morgan, Inc., Senior Note,
                 5.150%, 3/01/2015                                            10,352,586
       1,650,000 Koppers Holdings, Inc., (step to 9.875% on 11/15/2009),
                 0.000%, 11/15/2014(e)                                         1,388,063
      22,525,000 Lennar Corp., Series A,
                 6.500%, 4/15/2016(c)                                         22,148,112
       1,600,000 Lennar Corp., Series B, Class A, Guaranteed Note,
                 5.600%, 5/31/2015                                             1,504,974
      31,295,000 Level 3 Communications, Inc.,
                 2.875%, 7/15/2010                                            34,972,162
      25,275,000 Level 3 Financing, Inc., 144A,
                 8.750%, 2/15/2017                                            25,464,562
      36,390,000 Lucent Technologies, Inc.,
                 6.450%, 3/15/2029                                            32,841,975
       2,840,000 Lucent Technologies, Inc.,
                 6.500%, 1/15/2028                                             2,563,100
       8,310,000 Lyondell Chemical Co.,
                 8.000%, 9/15/2014                                             8,704,725
       2,660,000 Marsh & McLennan Cos., Inc.,
                 5.375%, 7/15/2014                                             2,603,454
      11,710,000 Marsh & McLennan Cos., Inc.,
                 5.750%, 9/15/2015                                            11,632,363

  Principal
 Amount (++)  Description                                                     Value (+)
------------------------------------------------------------------------------------------
              United States -- continued
$   6,905,000 Marsh & McLennan Cos., Inc.,
              5.875%, 8/01/2033(c)                                         $     6,307,020
    1,250,000 McDonalds Corp., Series E, (MTN),
              3.628%, 10/10/2010, (SGD)                                            834,920
   51,500,000 Merrill Lynch & Co., Inc.,
              10.710%, 3/08/2017, (BRL)                                         25,071,349
    5,350,000 Methanex Corp., Senior Note,
              6.000%, 8/15/2015                                                  5,122,513
   13,405,000 Michigan Tobacco Settlement Finance Authority, Taxable Turbo
              Series A,
              7.309%, 6/01/2034                                                 13,838,116
    1,000,000 MidAmerican Energy Holdings Co,
              6.125%, 4/01/2036                                                    997,838
    1,153,000 Missouri Pacific Railroad Co.,
              5.000%, 1/01/2045                                                    961,039
    6,065,000 Mosaic Global Holdings, Inc.,
              7.300%, 1/15/2028                                                  5,685,937
    2,945,000 Mosaic Global Holdings, Inc.,
              7.375%, 8/01/2018                                                  2,930,275
    3,346,000 New England Telephone & Telegraph Co.,
              7.875%, 11/15/2029                                                 3,761,747
   11,140,000 News America, Inc.,
              6.200%, 12/15/2034                                                10,805,243
   46,085,000 News America, Inc., 144A,
              6.150%, 3/01/2037                                                 43,903,935
    4,305,000 Nextel Communications, Inc., Series E,
              6.875%, 10/31/2013                                                 4,410,305
   25,790,000 Nextel Communications, Inc., Series F,
              5.950%, 3/15/2014                                                 25,372,434
   31,485,000 NGC Corp. Capital Trust I, Series B,
              8.316%, 6/01/2027                                                 30,225,600
    2,500,000 NRG Energy, Inc.,
              7.250%, 2/01/2014                                                  2,562,500
    5,000,000 NRG Energy, Inc.,
              7.375%, 2/01/2016                                                  5,137,500
    4,530,000 ONEOK Partners LP,
              6.650%, 10/01/2036                                                 4,654,290
    2,275,000 Owens & Minor, Inc.,
              6.350%, 4/15/2016                                                  2,293,575
    9,480,000 Owens Corning, Inc., 144A,
              6.500%, 12/01/2016                                                 9,682,853
   14,200,000 Owens Corning, Inc., 144A,
              7.000%, 12/01/2036                                                14,162,015
      225,000 Owens-Illinois, Inc., Senior Note,
              7.500%, 5/15/2010                                                    228,375
   42,043,000 Owens-Illinois, Inc., Senior Note,
              7.800%, 5/15/2018                                                 42,988,967
    3,000,000 Pemex Project Funding Master Trust,
              8.625%, 12/01/2023                                                 3,735,000
    4,350,000 Pemex Project Funding Master Trust,
              9.500%, 9/15/2027(c)                                               5,896,425
    1,920,000 Pioneer Natural Resource,
              5.875%, 7/15/2016                                                  1,786,518
      943,000 Pioneer Natural Resources Co.,
              7.200%, 1/15/2028                                                    897,058
   20,770,000 Plains All American Pipeline, 144A,
              6.125%, 1/15/2017                                                 21,184,341
   44,730,000 Plains All American Pipeline, 144A,
              6.650%, 1/15/2037                                                 45,472,965

                See accompanying notes to financial statements.

  United States -- continued

  LOOMIS SAYLES STRATEGIC INCOME FUND -- PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                      Value (+)
---------------------------------------------------------------------------
              United States -- continued
$   1,948,000 Ply Gem Industries, Inc.,
              9.000%, 2/15/2012(c)                          $     1,689,890
    3,165,000 Pulte Homes, Inc.,
              5.200%, 2/15/2015                                   2,924,235
   42,115,000 Pulte Homes, Inc.,
              6.000%, 2/15/2035                                  37,564,390
   12,730,000 Pulte Homes, Inc.,
              6.375%, 5/15/2033                                  11,830,715
   12,295,000 Qwest Capital Funding, Inc.,
              6.500%, 11/15/2018                                 11,572,669
      950,000 Qwest Capital Funding, Inc.,
              7.250%, 2/15/2011(c)                                  972,563
   26,205,000 Qwest Capital Funding, Inc.,
              7.750%, 2/15/2031                                  26,008,462
   41,730,000 Qwest Capital Funding, Inc., Guaranteed Note,
              6.875%, 7/15/2028(c)                               39,434,850
    2,025,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.000%, 8/03/2009(c)                                2,050,313
    5,640,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.625%, 8/03/2021                                   5,668,200
   20,420,000 Qwest Corp.,
              6.875%, 9/15/2033(c)                               19,705,300
    2,785,000 Qwest Corp.,
              7.250%, 9/15/2025                                   2,872,031
    3,310,000 Sara Lee Corp.,
              6.125%, 11/01/2032                                  3,059,413
    6,100,000 SLM Corp.,
              6.500%, 6/15/2010, (NZD)                            4,198,454
    2,550,000 Southern Natural Gas Co.,
              7.350%, 2/15/2031                                   2,820,313
    6,326,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                  6,299,981
   11,309,000 Sprint Nextel Corp.,
              6.000%, 12/01/2016                                 11,129,255
    4,000,000 St. Paul Travelers Cos., Inc. (The),
              6.750%, 6/20/2036                                   4,403,348
    4,035,000 Stanley-Martin Communities LLC,
              9.750%, 8/15/2015(c)                                3,616,369
    1,810,000 Sungard Data Systems, Inc.,
              9.125%, 8/15/2013                                   1,941,225
    2,595,000 Sungard Data Systems, Inc.,
              10.250%, 8/15/2015                                  2,831,794
      690,000 Tenet Healthcare Corp.,
              6.875%, 11/15/2031                                    545,100
    4,480,000 Tenet Healthcare Corp.,
              9.250%, 2/01/2015                                   4,435,200
    7,872,000 Tennessee Gas Pipeline Co., Senior Note,
              7.000%, 10/15/2028(c)                               8,428,283
    9,240,000 Time Warner, Inc.,
              6.500%, 11/15/2036                                  9,213,842
   11,145,000 Time Warner, Inc.,
              6.625%, 5/15/2029                                  11,278,695
    4,795,000 Time Warner, Inc.,
              6.950%, 1/15/2028                                   5,021,051
    3,150,000 Time Warner, Inc.,
              7.625%, 4/15/2031                                   3,540,042
    2,025,000 Time Warner, Inc.,
              7.700%, 5/01/2032                                   2,295,824
      496,687 Tiverton Power Associates, LP, 144A,
              9.000%, 7/15/2018(d)                                  596,025

  Principal
 Amount (++)     Description                                                     Value (+)
---------------------------------------------------------------------------------------------
                 United States -- continued
$   8,785,000    Toledo Edison Co.,
                 6.150%, 5/15/2037                                            $     8,606,243
    4,245,000    Toll Brothers Financial Corp.,
                 5.150%, 5/15/2015(c)                                               3,837,947
   20,850,000    Toys R Us, Inc.,
                 7.375%, 10/15/2018                                                17,931,000
    8,355,000    Toys R Us, Inc.,
                 7.875%, 4/15/2013(c)                                               7,707,487
    1,000,000    Travelers Property Casualty Corp.,
                 6.375%, 3/15/2033                                                  1,042,286
      315,000    TXU Corp.,
                 5.550%, 11/15/2014                                                   278,989
    2,225,000    TXU Corp., Series R,
                 6.550%, 11/15/2034                                                 1,863,211
  385,850,000    U.S. Treasury Bond,
                 4.500%, 2/15/2036(c)                                             363,784,010
  704,680,000    U.S. Treasury Bond,
                 5.375%, 2/15/2031(c)                                             751,255,120
   24,880,000    USG Corp., 144A,
                 6.300%, 11/15/2016                                                25,056,126
   51,815,000    Verizon Global Funding Corp.,
                 5.850%, 9/15/2035                                                 49,000,254
    5,530,000    Verizon Maryland, Inc.,
                 5.125%, 6/15/2033                                                  4,614,265
   12,050,000    Verizon New York, Inc.,
                 7.375%, 4/01/2032                                                 12,740,549
   32,790,000    Viacom, Inc., Class B,
                 6.875%, 4/30/2036                                                 33,051,795
   88,105,000    Western Union Co.,
                 6.200%, 11/17/2036                                                83,646,887
      600,000    Williams Cos., Inc.,
                 7.875%, 9/01/2021                                                    660,000
      965,000    Williams Cos., Inc., Senior Note,
                 7.750%, 6/15/2031(c)                                               1,032,550
    8,600,000    Williams Cos., Inc., Series A,
                 7.500%, 1/15/2031                                                  9,116,000
   11,205,000    Willis North America, Inc.,
                 6.200%, 3/28/2017                                                 11,229,606
   10,270,000    Woolworth Corp.,
                 8.500%, 1/15/2022                                                 10,526,750
   18,050,000    Xerox Capital Trust I, Guaranteed Note,
                 8.000%, 2/01/2027                                                 18,411,000
    1,730,000    Xerox Corp., (MTN),
                 7.200%, 4/01/2016                                                  1,823,505
                                                                              ---------------
                                                                                4,336,553,633
                                                                              ---------------
                 Uruguay -- 0.1%
    1,595,000    Republic of Uruguay,
                 7.625%, 3/21/2036(c)                                               1,758,488
    2,949,995    Republic of Uruguay,
                 7.875%, 1/15/2033(c)(g)                                            3,340,869
                                                                              ---------------
                                                                                    5,099,357
                                                                              ---------------
                 Venezuela -- 0.3%
   15,930,000    Cerro Negro Finance, Ltd., 144A,
                 7.900%, 12/01/2020                                                15,930,000
    9,335,000    Petrozuata Finance, Inc., Series B, 144A,
                 8.220%, 4/01/2017                                                  9,381,668
                                                                              ---------------
                                                                                   25,311,668
                                                                              ---------------
                 Total Non-Convertible Bonds (Identified Cost $6,772,503,834)   7,026,804,386
                                                                              ---------------
                 Total Bonds and Notes (Identified Cost $7,072,305,940)         7,339,199,489
                                                                              ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

   Shares    Description                                              Value (+)
-------------------------------------------------------------------------------------
Common Stocks -- 3.2% of Net Assets
             Israel -- 0.0%
       2,288 Teva Pharmaceutical Industries, Ltd., ADR             $        85,640
                                                                   ---------------
             Philippines -- 0.0%
      24,316 Philippine Long Distance Telephone Co., Sponsored ADR       1,283,885
                                                                   ---------------
             United States -- 3.2%
     200,925 Apartment Investment & Management Co., Class A             11,591,363
     889,730 Associated Estates Realty Corp., (REIT)                    12,536,296
   2,238,800 Bristol-Myers Squibb Co.                                   62,149,088
      53,260 Chesapeake Energy Corp.(c)                                  1,644,669
   2,309,175 ConAgra Foods, Inc.                                        57,521,549
      41,343 Corning, Inc.(h)                                              940,140
     182,500 Developers Diversified Realty Corp., (REIT)(c)             11,479,250
     282,500 Duke Energy Corp.(c)                                        5,731,925
     460,000 Equity Residential, (REIT)(c)                              22,185,800
     477,725 KB Home(c)                                                 20,384,526
     549,450 Lennar Corp., Class A(c)                                   23,192,284
     117,700 Simon Property Group, Inc., (REIT)(c)                      13,094,125
     141,250 Spectra Energy Corp.(c)                                     3,710,624
     359,449 Vertex Pharmaceuticals, Inc.(c)(h)                         10,078,950
                                                                   ---------------
                                                                       256,240,589
                                                                   ---------------
             Total Common Stocks (Identified Cost $212,606,104)        257,610,114
                                                                   ---------------
   Shares
-------------------------------------------------------------------------------------
Preferred Stocks -- 1.9%
             United States -- 1.9%
     297,150 AES Trust III, Convertible,
             6.750%, 10/15/2029(c)                                      14,928,816
      21,020 Chesapeake Energy Corp.,
             4.500%, 12/31/2049(c)                                       2,098,427
     278,685 Chesapeake Energy Corp., Convertible,
             5.000%, 12/31/2049(c)                                      30,306,994
     107,725 CMS Energy Trust I, Convertible,
             7.750%, 7/15/2027                                           5,372,784
     136,125 El Paso Energy Capital Trust I, Convertible,
             4.750%, 3/31/2028                                           5,445,000
         393 Entergy New Orleans, Inc.,
             4.750%, 12/31/2045(d)                                          28,591
      42,700 FelCor Lodging Trust, Inc., (REIT) Convertible,
             1.950%, 12/31/2049                                          1,101,233
   1,447,000 Ford Motor Co. Capital Trust II, Convertible,
             6.500%, 1/15/2032                                          51,744,720
      15,600 Lucent Technologies Capital Trust I, Convertible,
             7.750%, 3/15/2017                                          16,151,850
      69,975 Newell Financial Trust I,
             5.250%, 12/01/2027                                          3,420,028
     457,900 Owens-Illinois, Inc., Convertible,
             4.750%, 12/31/2049                                         17,537,570
     332,275 Six Flags, Inc.,
             7.250%, 8/15/2009(c)                                        7,766,928
       9,381 United Rentals Trust I, Convertible,
             6.500%, 8/01/2028                                             459,669
                                                                   ---------------
             Total Preferred Stocks (Identified Cost $150,623,120)     156,362,610
                                                                   ---------------

    Shares      Description                                                         Value (+)
---------------------------------------------------------------------------------------------------
Closed-End Investment Companies -- 0.3%
        110,211 Morgan Stanley Emerging Markets Debt Fund, Inc.(c)               $     1,159,420
      1,755,800 Western Asset High Income Opportunity Fund, Inc.                      12,062,346
      1,368,400 Western Asset Managed High Income Fund, Inc.(c)                        9,565,116
                                                                                 ---------------
                Total Closed-End Investment Companies
                (Identified Cost $20,353,073)                                         22,786,882
                                                                                 ---------------
Warrants -- 0.0%
                Argentina -- 0.0%
 3,603,539(+++) Republic of Argentina, Expiration 12/15/2035
                (Identified Cost $165,518)                                               497,288
                                                                                 ---------------
    Shares/
   Principal
  Amount (++)
---------------------------------------------------------------------------------------------------
Short-Term Investments -- 24.1% of Net Assets
  1,742,998,995 State Street Securities Lending Quality Trust(i)                   1,742,998,995
$   210,596,435 Tri-Party Repurchase Agreement with Fixed Income Clearing
                Corporation, dated 3/30/2007 at 4.250% to be repurchased at
                $210,671,021 on 4/2/2007, collateralized by $39,485,000
                U.S. Treasury Bill, 4.890% due 9/27/2007 with a value of
                $38,537,360; $2,120,000 U.S Treasury Bond, 8.875% due
                2/15/2019 with a value of $2,923,438; $12,985,000 U.S.
                Treasury Note, 4.875% due 2/15/2012 with a value of
                $13,273,228; $5,000,000 U.S. Treasury Note, 3.625% due
                5/15/2013 with a value of $4,826,970; $11,270,000 U.S.
                Treasury Note, 3.375% due 12/15/2008 with a value of
                $11,129,125; $100,000,000 U.S. Treasury Note, 3.375% due
                2/15/2008 with a value of $99,125,000; $435,000 U.S.
                Treasury Note, 4.00% due 4/15/2010 with a value of
                $436,088; $35,980,000 U.S. Treasury Note, 4.625% due
                3/31/2008 with a value of $36,699,600; $7,780,000 U.S.
                Treasury Note, 4.750% due 2/15/2010 with a value of
                $7,857,800, including accrued interest (Note 2f )                    210,596,435
                                                                                 ---------------
                Total Short-Term Investments (Identified Cost $1,953,595,430)      1,953,595,430
                                                                                 ---------------
                Total Investments -- 120.2%
                (Identified Cost $9,409,649,185)(a)                                9,730,051,813
                Other assets less liabilities--(20.2)%                            (1,633,274,600)
                                                                                 ---------------
                Net Assets -- 100%                                               $ 8,096,777,213
                                                                                 ===============
           (++) Principal amount is in U.S. dollars unless otherwise noted.
           (++) Amount shown represents units. One unit represents a principal amount of 100.
          (+++) Amount shown represents notional amount.
            (+) See Note 2a of Notes to Financial Statements.
            (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
                At March 31, 2007, the net unrealized appreciation on
                investments based on cost of $9,420,855,663 for federal
                income tax purposes was as follows:
                Aggregate gross unrealized appreciation for all investments in
                which there is an excess of value over tax cost                  $   365,554,909
                Aggregate gross unrealized depreciation for all investments in
                which there is an excess of tax cost over value                      (56,358,759)
                                                                                 ---------------
                Net unrealized appreciation                                      $   309,196,150
                                                                                 ===============

                See accompanying notes to financial statements.

Investments as of March 31, 2007 (Unaudited)

  (b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
  (c) All or a portion of this security was on loan at March 31, 2007.
  (d) Non-income producing security due to default or bankruptcy filing.
  (e) Step Bond: Coupon is a fixed rate for an initial period and then resets at a specified date and rate.
  (f) Illiquid security. At March 31, 2007, the value of these securities amounted to $14,071,672 or
      0.2% of net assets.
  (g) All or a portion of interest payment is paid-in-kind.
  (h) Non-income producing security.
  (i) Represents investment of security lending collateral.
 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,173,461,490 or
      14.5% of net assets.
  ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
  MTN Medium Term Note
 REIT Real Estate Investment Trusts
  ARS Argentine Peso
  AUD Australian Dollar
  BRL Brazilian Real
  CAD Canadian Dollar
  EUR Euro
  GBP British Pound
  IDR Indonesian Rupiah
  ISK Iceland Krona
  KRW South Korean Won
  MXN Mexican Peso
  MYR Malaysian Ringgit
  NOK Norwegian Krone
  NZD New Zealand Dollar
  SEK Swedish Krona
  SGD Singapore Dollar
  THB Thailand Baht
  ZAR South African Rand

Holdings at March 31, 2007 as a Percentage of Net Assets (Unaudited)

                         Treasuries               26.9%
                         Sovereigns                7.9
                         Banking                   7.3
                         Wirelines                 6.7
                         Technology                3.7
                         Non-Captive Finance       3.5
                         Pharmaceuticals           3.4
                         Automotive                3.4
                         Home Construction         2.9
                         Supranational             2.7
                         Pipelines                 2.7
                         Independent Energy        2.1
                         Other, less than 2% each 22.9

                See accompanying notes to financial statements.

                     STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2007 (Unaudited)

                                                                                        Limited Term Government
                                           Core Plus Bond Fund      High Income Fund        and Agency Fund
                                          ---------------------  ---------------------  -----------------------
                                          ---------------------  ---------------------   ---------------------
ASSETS
 Investments at cost                      $         274,377,842  $          46,064,469   $         155,251,706
 Net unrealized appreciation
   (depreciation)                                       263,335              2,660,200                (797,528)
                                          ---------------------  ---------------------   ---------------------
   Investments at value (a)                         274,641,177             48,724,669             154,454,178
 Cash                                                        --                     --                      --
 Foreign currency at value (identified
   cost $34,019, $5,442, $0, $0, $0,
   and $0)                                               34,062                  5,661                      --
 Receivable for Fund shares sold                        757,299                342,438                  92,724
 Receivable for securities sold                              --                     --                      --
 Dividends and interest receivable                    2,210,830                598,078                 773,882
 Tax reclaims receivable                                     --                     --                      --
 Securities lending income receivable                     3,633                  1,136                     846
 Other assets                                             7,376                  1,174                   3,947
                                          ---------------------  ---------------------   ---------------------
   TOTAL ASSETS                                     277,654,377             49,673,156             155,325,577
                                          ---------------------  ---------------------   ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                    55,198,804              6,398,145              28,938,786
 Payable for securities purchased                            --                152,864                      --
 Payable for Fund shares redeemed                       370,057                221,037                 125,425
 Dividends payable                                      311,443                 75,982                 137,961
 Management fees payable (Note 4)                        96,094                 21,370                  43,358
 Deferred Trustees' fees (Note 4)                       221,586                 62,321                 193,640
 Administrative fees payable (Note 4)                    10,999                  2,209                   6,082
 Other accounts payable and accrued
   expenses                                             258,060                 19,836                  67,014
                                          ---------------------  ---------------------   ---------------------
   TOTAL LIABILITIES                                 56,467,043              6,953,764              29,512,266
                                          ---------------------  ---------------------   ---------------------
NET ASSETS                                $         221,187,334  $          42,719,392   $         125,813,311
                                          =====================  =====================   =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         242,164,684  $         121,602,793   $         153,451,297
 Undistributed (overdistributed) net
   investment income                                    249,280               (297,871)               (345,156)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                                     (21,500,476)           (81,245,797)            (26,495,302)
 Net unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                        273,846              2,660,267                (797,528)
                                          ---------------------  ---------------------   ---------------------
NET ASSETS                                $         221,187,334  $          42,719,392   $         125,813,311
                                          =====================  =====================   =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $          95,893,043  $          31,830,418   $         109,356,047
                                          =====================  =====================   =====================
   Shares of beneficial interest                      8,440,867              6,038,661               9,919,781
                                          =====================  =====================   =====================
   Net asset value and redemption price
    per share                             $               11.36  $                5.27   $               11.02
                                          =====================  =====================   =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value) (Note 1)             $               11.90  $                5.52   $               11.36
                                          =====================  =====================   =====================
 Class B shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $         101,658,794  $           6,250,634   $           8,076,476
                                          =====================  =====================   =====================
   Shares of beneficial interest                      8,943,083              1,184,384                 733,483
                                          =====================  =====================   =====================
   Net asset value and offering price
    per share                             $               11.37  $                5.28   $               11.01
                                          =====================  =====================   =====================
 Class C shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $           9,085,207  $           4,638,340   $           4,421,839
                                          =====================  =====================   =====================
   Shares of beneficial interest                        798,720                879,278                 400,947
                                          =====================  =====================   =====================
   Net asset value and offering price
    per share                             $               11.37  $                5.28   $               11.03
                                          =====================  =====================   =====================
 Class Y shares:
   Net assets                             $          14,550,290  $                  --   $           3,958,949
                                          =====================  =====================   =====================
   Shares of beneficial interest                      1,275,171                     --                 358,076
                                          =====================  =====================   =====================
   Net asset value, offering and
    redemption price per share            $               11.41  $                  --   $               11.06
                                          =====================  =====================   =====================
 (a) Including securities on loan with
   market values of:                      $          53,957,797  $           6,277,989   $          28,399,989
                                          =====================  =====================   =====================

                See accompanying notes to financial statements.

        Massachusetts Tax      Municipal Income       Strategic Income
        Free Income Fund             Fund                   Fund
      ---------------------  --------------------- ---------------------
                             --------------------- ---------------------
      $          67,500,284  $          90,708,414 $       9,409,649,185
                  3,165,545              3,283,951           320,402,628
      ---------------------  --------------------- ---------------------
                 70,665,829             93,992,365         9,730,051,813
                         --                     --             1,371,370
                         --                     --                    --
                     14,285                 27,802            79,050,775
                         --                     --             2,802,553
                  1,108,390              1,438,760           104,777,218
                         --                     --                 3,865
                         --                     --                77,745
                      2,541                  2,928               630,140
      ---------------------  --------------------- ---------------------
                 71,791,045             95,461,855         9,918,765,479
      ---------------------  --------------------- ---------------------
                         --                     --         1,742,998,995
                         --                     --            50,224,135
                     72,707                 85,226             8,439,575
                     53,391                 85,320            15,436,946
                     31,241                 43,438             3,756,105
                     71,483                134,236               271,547
                      3,716                  4,774               369,728
                     19,631                 14,265               491,235
      ---------------------  --------------------- ---------------------
                    252,169                367,259         1,821,988,266
      ---------------------  --------------------- ---------------------
      $          71,538,876  $          95,094,596 $       8,096,777,213
      =====================  ===================== =====================
      $          69,800,435  $          91,350,437 $       7,797,737,053
                     17,699                204,138              (382,572)
                 (1,444,803)               256,070           (21,622,623)
                  3,165,545              3,283,951           321,045,355
      ---------------------  --------------------- ---------------------
      $          71,538,876  $          95,094,596 $       8,096,777,213
      =====================  ===================== =====================
      $          69,575,610  $          90,394,287 $       4,445,654,306
      =====================  ===================== =====================
                  4,189,451             12,050,773           298,285,775
      =====================  ===================== =====================
      $               16.61  $                7.50 $               14.90
      =====================  ===================== =====================
      $               17.35  $                7.85 $               15.60
      =====================  ===================== =====================
      $           1,963,266  $           4,700,309 $         216,309,586
      =====================  ===================== =====================
                    118,478                625,905            14,447,466
      =====================  ===================== =====================
      $               16.57  $                7.51 $               14.97
      =====================  ===================== =====================
      $                  --  $                  -- $       2,976,546,523
      =====================  ===================== =====================
                         --                     --           198,881,878
      =====================  ===================== =====================
      $                  --  $                  -- $               14.97
      =====================  ===================== =====================
      $                  --  $                  -- $         458,266,798
      =====================  ===================== =====================
                         --                     --            30,760,763
      =====================  ===================== =====================
      $                  --  $                  -- $               14.90
      =====================  ===================== =====================
      $                  --  $                  -- $       1,708,578,357
      =====================  ===================== =====================

                           STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2007 (Unaudited)

                                                                                          Limited Term Government
                                           Core Plus Bond Fund      High Income Fund          and Agency Fund
                                          ---------------------  ---------------------    -----------------------
                                          ---------------------  ---------------------     ---------------------
INVESTMENT INCOME
 Dividends                                $                  --  $              63,031     $                  --
 Interest                                             5,828,561              1,558,948                 3,171,604
 Securities lending income (Note 2)                      24,391                  4,082                     7,045
 Less net foreign taxes withheld                             --                 (1,300)                       --
                                          ---------------------  ---------------------     ---------------------
                                                      5,852,952              1,624,761                 3,178,649
                                          ---------------------  ---------------------     ---------------------
 Expenses
   Management fees (Note 4)                             473,947                124,538                   317,466
   Service fees - Class A (Note 4)                      116,084                 38,300                   138,196
   Service and distribution fees -
    Class B (Note 4)                                    529,876                 34,054                    44,705
   Service and distribution fees -
    Class C (Note 4)                                     38,321                 20,309                    22,052
   Trustees' fees and expenses (Note 4)                   8,083                  5,192                     6,623
   Administrative fees (Note 4)                          62,090                 11,885                    35,458
   Custodian fees and expenses                           16,131                  9,441                    13,304
   Transfer agent fees and expenses -
    Class A                                             124,621                 27,877                    84,356
   Transfer agent fees and expenses -
    Class B                                             142,168                  6,205                     6,831
   Transfer agent fees and expenses -
    Class C                                              10,290                  3,692                     3,361
   Transfer agent fees and expenses -
    Class Y                                               5,157                     --                       152
   Audit fees                                            20,062                 19,732                    21,383
   Legal fees                                             5,192                  1,490                     3,580
   Shareholder reporting expenses                        19,547                  2,696                    11,456
   Registration fees                                     20,203                 15,517                    20,510
   Miscellaneous expenses                                 4,721                  3,635                     3,829
                                          ---------------------  ---------------------     ---------------------
 Total expenses                                       1,596,493                324,563                   733,262
   Less reimbursement/waiver (Note 4)                   (43,578)               (31,206)                  (52,930)
                                          ---------------------  ---------------------     ---------------------
 Net expenses                                         1,552,915                293,357                   680,332
                                          ---------------------  ---------------------     ---------------------
 Net investment income                                4,300,037              1,331,404                 2,498,317
                                          ---------------------  ---------------------     ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                  1,974,105              1,687,407                   119,607
   Foreign currency transactions - net                    1,232                 (1,545)                       --
 Change in unrealized appreciation
   (depreciation) on:
   Investments - net                                  1,018,313                (53,147)                  403,094
   Foreign currency translations - net                   11,223                   (339)                       --
                                          ---------------------  ---------------------     ---------------------
 Total net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                              3,004,873              1,632,376                   522,701
                                          ---------------------  ---------------------     ---------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $           7,304,910  $           2,963,780     $           3,021,018
                                          =====================  =====================     =====================

                See accompanying notes to financial statements.

        Massachusetts Tax            Municipal              Strategic
        Free Income Fund            Income Fund            Income Fund
      ---------------------    ---------------------  ---------------------
      ---------------------    ---------------------  ---------------------
      $                  --    $                  --  $           8,911,236
                  1,752,173                2,256,106            194,769,158
                         --                       --                631,138
                         --                       --               (160,470)
      ---------------------    ---------------------  ---------------------
                  1,752,173                2,256,106            204,151,062
      ---------------------    ---------------------  ---------------------
                    217,585                  241,772             18,485,826
                     87,994                  114,640              4,466,518
                     10,665                   24,984                988,953
                         --                       --             11,952,460
                      5,869                    6,044                 98,818
                     20,656                   27,338              1,957,264
                      9,164                    9,802                186,752
                     25,312                   27,871              1,303,653
                        768                    1,519                 72,664
                         --                       --                871,206
                         --                       --                108,059
                     19,256                   17,730                 21,075
                      1,638                    2,094                103,231
                      4,278                    1,925                165,350
                      8,831                   11,195                 69,393
                      3,013                    3,059                 23,700
      ---------------------    ---------------------  ---------------------
                    415,029                  489,973             40,874,922
                    (62,520)                 (11,868)                    --
      ---------------------    ---------------------  ---------------------
                    352,509                  478,105             40,874,922
      ---------------------    ---------------------  ---------------------
                  1,399,664                1,778,001            163,276,140
      ---------------------    ---------------------  ---------------------
                    770,856                  338,455             22,643,468
                         --                       --               (885,317)
                 (1,061,299)                (524,483)           100,087,391
                         --                       --                657,735
      ---------------------    ---------------------  ---------------------
                   (290,443)                (186,028)           122,503,277
      ---------------------    ---------------------  ---------------------
      $           1,109,221    $           1,591,973  $         285,779,417
      =====================    =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                            Core Plus Bond Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                   March 31, 2007             Year Ended
                                                    (unaudited)           September 30, 2006
                                               ---------------------    ---------------------
                                               ---------------------    ---------------------
FROM OPERATIONS:
  Net investment income                        $           4,300,037    $           9,304,763
  Net realized gain (loss) on investments and
   foreign currency transactions                           1,975,337                 (250,058)
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                           1,029,536               (1,346,777)
                                               ---------------------    ---------------------
  Net increase in net assets resulting from
   operations                                              7,304,910                7,707,928
                                               ---------------------    ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (2,224,878)              (5,268,788)
   Class B                                                (2,120,394)              (5,666,228)
   Class C                                                  (151,766)                (281,535)
   Class Y                                                  (338,467)                (518,162)
  Net realized capital gain
   Class A                                                        --                       --
   Class B                                                        --                       --
                                               ---------------------    ---------------------
  Total distributions                                     (4,835,505)             (11,734,713)
                                               ---------------------    ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)                                    (1,499,024)             (28,217,204)
                                               ---------------------    ---------------------
  Redemption fees
   Class A                                                       642                      707
   Class B                                                       711                      886
   Class C                                                        55                       42
   Class Y                                                        93                       61
                                               ---------------------    ---------------------
                                                               1,501                    1,696
                                               ---------------------    ---------------------
  Net increase (decrease) in net assets                      971,882              (32,242,293)
                                               ---------------------    ---------------------
NET ASSETS
  Beginning of the period                                220,215,452              252,457,745
                                               ---------------------    ---------------------
  End of the period                            $         221,187,334    $         220,215,452
                                               =====================    =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $             249,280    $             784,748
                                               =====================    =====================

                                                             High Income Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                   March 31, 2007           Year Ended
                                                    (unaudited)         September 30, 2006
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           1,331,404  $           2,541,904
  Net realized gain (loss) on investments and
   foreign currency transactions                           1,685,862                588,883
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                             (53,486)               285,142
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                              2,963,780              3,415,929
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (1,177,365)            (1,818,161)
   Class B                                                  (232,118)              (563,592)
   Class C                                                  (137,151)              (204,085)
   Class Y                                                        --                     --
  Net realized capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
                                               ---------------------  ---------------------
  Total distributions                                     (1,546,634)            (2,585,838)
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)                                     1,493,783             (2,428,478)
                                               ---------------------  ---------------------
  Redemption fees
   Class A                                                       272                    866
   Class B                                                        63                    337
   Class C                                                        35                    116
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                 370                  1,319
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                    2,911,299             (1,597,068)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of the period                                 39,808,093             41,405,161
                                               ---------------------  ---------------------
  End of the period                            $          42,719,392  $          39,808,093
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $            (297,871) $             (82,641)
                                               =====================  =====================

                                                          Limited Term Government
                                                              and Agency Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                   March 31, 2007           Year Ended
                                                    (unaudited)         September 30, 2006
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           2,498,317  $           5,075,427
  Net realized gain (loss) on investments and
   foreign currency transactions                             119,607               (845,533)
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                             403,094               (145,704)
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                              3,021,018              4,084,190
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (2,387,884)            (4,997,550)
   Class B                                                  (154,655)              (381,270)
   Class C                                                   (76,349)              (153,472)
   Class Y                                                   (72,254)              (105,197)
  Net realized capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
                                               ---------------------  ---------------------
  Total distributions                                     (2,691,142)            (5,637,489)
                                               ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)                                    (5,339,757)           (32,402,336)
                                               ---------------------  ---------------------
  Redemption fees
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                   (5,009,881)           (33,955,635)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of the period                                130,823,192            164,778,827
                                               ---------------------  ---------------------
  End of the period                            $         125,813,311  $         130,823,192
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $            (345,156) $            (152,331)
                                               =====================  =====================

                See accompanying notes to financial statements.


     Massachusetts Tax Free Income Fund                     Municipal Income Fund
--------------------------------------------    --------------------------------------------
   Six Months Ended                                Six Months Ended
    March 31, 2007             Year Ended           March 31, 2007           Year Ended
     (unaudited)           September 30, 2006        (unaudited)         September 30, 2006
---------------------    ---------------------  ---------------------  ---------------------
                         ---------------------  ---------------------  ---------------------
$           1,399,664    $           2,919,705  $           1,778,001  $           3,899,552
              770,856                  345,282                338,455              1,173,164
           (1,061,299)                (133,389)              (524,483)              (395,083)
---------------------    ---------------------  ---------------------  ---------------------
            1,109,221                3,131,598              1,591,973              4,677,633
---------------------    ---------------------  ---------------------  ---------------------
           (1,362,014)              (2,838,521)            (1,678,937)            (3,654,019)
              (33,214)                 (86,605)               (72,710)              (192,325)
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --               (425,469)                    --
                   --                       --                (23,297)                    --
---------------------    ---------------------  ---------------------  ---------------------
           (1,395,228)              (2,925,126)            (2,200,413)            (3,846,344)
---------------------    ---------------------  ---------------------  ---------------------
           (2,998,516)              (5,608,072)            (2,932,811)           (12,060,212)
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
           (3,284,523)              (5,401,600)            (3,541,251)           (11,228,923)
---------------------    ---------------------  ---------------------  ---------------------
           74,823,399               80,224,999             98,635,847            109,864,770
---------------------    ---------------------  ---------------------  ---------------------
$          71,538,876    $          74,823,399  $          95,094,596  $          98,635,847
=====================    =====================  =====================  =====================
$              17,699    $              13,263  $             204,138  $             177,784
=====================    =====================  =====================  =====================

            Strategic Income Fund
--------------------------------------------
   Six Months Ended
    March 31, 2007           Year Ended
     (unaudited)         September 30, 2006
---------------------  ---------------------
---------------------  ---------------------
$         163,276,140  $         147,505,882
           21,758,151              6,215,522
          100,745,126            138,319,873
---------------------  ---------------------
          285,779,417            292,041,277
---------------------  ---------------------
          (97,602,532)           (93,282,911)
           (4,564,609)            (7,447,638)
          (54,901,845)           (55,187,294)
          (10,444,688)            (7,523,452)
                   --                     --
                   --                     --
---------------------  ---------------------
         (167,513,674)          (163,441,295)
---------------------  ---------------------
        2,932,214,311          2,980,503,923
---------------------  ---------------------
               77,176                110,642
                4,195                  9,525
               51,719                 75,367
                7,824                  9,065
---------------------  ---------------------
              140,914                204,599
---------------------  ---------------------
        3,050,620,968          3,109,308,504
---------------------  ---------------------
        5,046,156,245          1,936,847,741
---------------------  ---------------------
$       8,096,777,213  $       5,046,156,245
=====================  =====================
$            (382,572) $           3,854,962
=====================  =====================

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                  Income (loss) from investment operations:     Less distributions:
                                  ---------------------------------------   ---------------------------

                    Net asset
                     value,                                                   Dividends
                    beginning         Net         Net realized  Total from       from
                       of          investment    and unrealized investment  net investment     Total     Redemption
                     period          income       gain (loss)   operations      income     distributions  fees (g)
                    ----------    ----------     -------------- ----------  -------------- ------------- ----------
CORE PLUS BOND FUND
   Class A
  3/31/2007(k)      $    11.23    $     0.24(c)    $     0.16   $     0.40    $    (0.27)   $    (0.27)  $     0.00
  9/30/2006              11.41          0.50(c)         (0.07)        0.43         (0.61)        (0.61)        0.00
  9/30/2005              11.69          0.46(c)         (0.18)        0.28         (0.56)        (0.56)        0.00
  9/30/2004              11.63          0.47(c)          0.13         0.60         (0.54)        (0.54)        0.00
  9/30/2003(f)           11.28          0.37(c)          0.34         0.71         (0.36)        (0.36)           -
  12/31/2002             11.59          0.63(c)         (0.32)        0.31         (0.62)        (0.62)           -
  12/31/2001(d)          11.52          0.73             0.10         0.83         (0.76)        (0.76)           -
   Class B
  3/31/2007(k)           11.24          0.20(c)          0.16         0.36         (0.23)        (0.23)        0.00
  9/30/2006              11.41          0.41(c)         (0.05)        0.36         (0.53)        (0.53)        0.00
  9/30/2005              11.70          0.37(c)         (0.18)        0.19         (0.48)        (0.48)        0.00
  9/30/2004              11.62          0.38(c)          0.14         0.52         (0.44)        (0.44)        0.00
  9/30/2003(f)           11.28          0.30(c)          0.34         0.64         (0.30)        (0.30)           -
  12/31/2002             11.59          0.55(c)         (0.32)        0.23         (0.54)        (0.54)           -
  12/31/2001(d)          11.51          0.64             0.10         0.74         (0.66)        (0.66)           -
   Class C
  3/31/2007(k)           11.25          0.20(c)          0.15         0.35         (0.23)        (0.23)        0.00
  9/30/2006              11.42          0.41(c)         (0.05)        0.36         (0.53)        (0.53)        0.00
  9/30/2005              11.71          0.37(c)         (0.18)        0.19         (0.48)        (0.48)        0.00
  9/30/2004              11.63          0.38(c)          0.14         0.52         (0.44)        (0.44)        0.00
  9/30/2003(f)           11.29          0.30(c)          0.34         0.64         (0.30)        (0.30)           -
  12/31/2002             11.60          0.55(c)         (0.32)        0.23         (0.54)        (0.54)           -
  12/31/2001(d)          11.52          0.65             0.09         0.74         (0.66)        (0.66)           -
   Class Y
  3/31/2007(k)           11.29          0.27(c)          0.15         0.42         (0.30)        (0.30)        0.00
  9/30/2006              11.46          0.51(c)         (0.04)        0.47         (0.64)        (0.64)        0.00
  9/30/2005              11.74          0.49(c)         (0.18)        0.31         (0.59)        (0.59)        0.00
  9/30/2004              11.69          0.50(c)          0.13         0.63         (0.58)        (0.58)        0.00
  9/30/2003(f)           11.33          0.41(c)          0.35         0.76         (0.40)        (0.40)           -
  12/31/2002             11.63          0.69(c)         (0.32)        0.37         (0.67)        (0.67)           -
  12/31/2001(d)          11.54          0.79             0.10         0.89         (0.80)        (0.80)           -
HIGH INCOME FUND*
   Class A
  3/31/2007(k)      $     5.09    $     0.17(c)    $     0.21   $     0.38    $    (0.20)   $    (0.20)  $     0.00
  9/30/2006               4.98          0.34(c)          0.11         0.45         (0.34)        (0.34)        0.00
  9/30/2005               4.82          0.33(c)          0.16         0.49         (0.33)        (0.33)        0.00
  9/30/2004               4.65          0.33(c)          0.17         0.50         (0.33)        (0.33)        0.00
  9/30/2003(f)            4.12          0.25(c)          0.53         0.78         (0.25)        (0.25)           -
  12/31/2002              4.94          0.39(c)         (0.82)       (0.43)        (0.39)        (0.39)           -
  12/31/2001(d)           6.21          0.66            (1.25)       (0.59)        (0.68)        (0.68)           -
   Class B
  3/31/2007(k)            5.10          0.15(c)          0.21         0.36         (0.18)        (0.18)        0.00
  9/30/2006               4.98          0.30(c)          0.12         0.42         (0.30)        (0.30)        0.00
  9/30/2005               4.83          0.29(c)          0.15         0.44         (0.29)        (0.29)        0.00
  9/30/2004               4.65          0.30(c)          0.18         0.48         (0.30)        (0.30)        0.00
  9/30/2003(f)            4.12          0.23(c)          0.53         0.76         (0.23)        (0.23)           -
  12/31/2002              4.95          0.36(c)         (0.83)       (0.47)        (0.36)        (0.36)           -
  12/31/2001(d)           6.22          0.62            (1.26)       (0.64)        (0.63)        (0.63)           -

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $0.01 for Class A, $0.02 for Class B, and $0.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68% for Class Y shares. For High Income Fund, the effect of this change was to decrease net investment income per share by $0.01 for Class A and Class B and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A and 10.64% to 10.56% for Class B.
(e)Represents the total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.

                See accompanying notes to financial statements.

                                           Ratios to average net assets:
                                     ------------------------------------------

Net asset              Net assets,
 value,       Total      end of          Net          Gross      Net investment Portfolio
 end of      return      period       expenses      expenses         income     turnover
 period    (%) (a) (h)   (000's)     (%) (b) (i)   (%) (b) (e)      (%) (b)     rate (%)
---------- ----------- -----------   -----------   -----------   -------------- ---------
$    11.36        3.5  $   95,893          1.05          1.09           4.29           32
     11.23        4.0      91,464          1.05          1.08           4.46           91
     11.41        2.4     105,111          1.13          1.18           3.93           64
     11.69        5.3     120,009          1.19          1.22           4.05           69
     11.63        6.4     133,887          1.28          1.28           4.31           61
     11.28        2.8     147,647          1.18          1.18           5.65           65
     11.59        7.2     173,836          1.09          1.09           6.26           84
     11.37        3.2     101,659          1.80          1.84           3.53           32
     11.24        3.3     109,782          1.80          1.83           3.72           91
     11.41        1.6     132,221          1.88          1.93           3.18           64
     11.70        4.6     148,556          1.94          1.97           3.29           69
     11.62        5.8     161,317          2.03          2.03           3.55           61
     11.28        2.1     141,188          1.93          1.93           4.90           65
     11.59        6.5     127,520          1.84          1.84           5.49           84
     11.37        3.1       9,085          1.80          1.84           3.52           32
     11.25        3.3       6,983          1.80          1.82           3.63           91
     11.42        1.6       6,065          1.88          1.93           3.17           64
     11.71        4.6       6,162          1.94          1.98           3.30           69
     11.63        5.8       7,612          2.03          2.03           3.55           61
     11.29        2.1       9,024          1.93          1.93           4.90           65
     11.60        6.5      11,470          1.84          1.84           5.52           84
     11.41        3.7      14,550          0.65          0.65           4.68           32
     11.29        4.3      11,986          0.80(j)       0.80(j)        4.58           91
     11.46        2.7       9,060          0.88          0.99           4.18           64
     11.74        5.5      10,941          0.94          0.98           4.30           69
     11.69        6.9      17,889          0.73          0.73           4.85           61
     11.33        3.5      18,346          0.67          0.67           6.15           65
     11.63        7.8      17,351          0.67          0.67           6.68           84
$     5.27        7.6  $   31,830          1.22          1.37           6.61           18
      5.09        9.4      29,069          1.31          1.48           6.70           41
      4.98       10.3      25,817          1.58          1.72           6.60           42
      4.82       11.1      24,641          1.65          1.65           6.97           51
      4.65       19.5      23,809          1.71          1.71           7.62           41
      4.12       (8.9)     22,454          1.58          1.58           8.85          114
      4.94      (10.7)     33,471          1.47          1.47          11.31           65
      5.28        7.1       6,251          1.97          2.11           5.86           18
      5.10        8.8       7,283          2.08          2.25           6.00           41
      4.98        9.3      12,034          2.33          2.47           5.85           42
      4.83       10.5      17,967          2.40          2.40           6.22           51
      4.65       18.8      23,405          2.46          2.46           6.89           41
      4.12       (9.7)     23,031          2.33          2.33           8.10          114
      4.95      (11.3)     34,713          2.22          2.22          10.56           65

(f)For the nine months ended September 30, 2003.
(g)Amount rounds to less than $0.01, if applicable.
(h)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(i)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher. See
   Note 4.
(j)Includes expense recapture of 0.06%. See Note 4.
(k)For the six months ended March 31, 2007 (Unaudited).
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                     Income (loss) from investment operations:     Less distributions:
                                                     ---------------------------------------   ---------------------------

                                          Net asset
                                           value,                                                Dividends
                                          beginning      Net         Net realized  Total from       from
                                             of       investment    and unrealized investment  net investment     Total
                                           period       income       gain (loss)   operations      income     distributions
                                          ---------- ----------     -------------- ----------  -------------- -------------
HIGH INCOME FUND*
   Class C
  3/31/2007(k)                            $     5.09 $     0.15(c)    $     0.22   $     0.37    $    (0.18)   $    (0.18)
  9/30/2006                                     4.98       0.30(c)          0.11         0.41         (0.30)        (0.30)
  9/30/2005                                     4.83       0.29(c)          0.15         0.44         (0.29)        (0.29)
  9/30/2004                                     4.65       0.30(c)          0.18         0.48         (0.30)        (0.30)
  9/30/2003(e)                                  4.12       0.23(c)          0.53         0.76         (0.23)        (0.23)
  12/31/2002                                    4.94       0.36(c)         (0.82)       (0.46)        (0.36)        (0.36)
  12/31/2001(d)                                 6.22       0.61            (1.26)       (0.65)        (0.63)        (0.63)
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  3/31/2007(k)                            $    11.00 $     0.22(c)    $     0.04   $     0.26    $    (0.24)   $    (0.24)
  9/30/2006                                    11.09       0.39(c)         (0.05)        0.34         (0.43)        (0.43)
  9/30/2005                                    11.30       0.28(c)         (0.16)        0.12         (0.33)        (0.33)
  9/30/2004                                    11.51       0.30(c)         (0.09)        0.21         (0.42)        (0.42)
  9/30/2003(e)                                 11.73       0.21(c)         (0.07)        0.14         (0.36)        (0.36)
  12/31/2002                                   11.36       0.42(c)          0.49         0.91         (0.54)        (0.54)
  12/31/2001(d)                                11.16       0.51             0.25         0.76         (0.56)        (0.56)
   Class B
  3/31/2007(k)                                 10.98       0.18(c)          0.04         0.22         (0.19)        (0.19)
  9/30/2006                                    11.07       0.31(c)         (0.05)        0.26         (0.35)        (0.35)
  9/30/2005                                    11.28       0.20(c)         (0.17)        0.03         (0.24)        (0.24)
  9/30/2004                                    11.49       0.22(c)         (0.09)        0.13         (0.34)        (0.34)
  9/30/2003(e)                                 11.71       0.15(c)         (0.06)        0.09         (0.31)        (0.31)
  12/31/2002                                   11.34       0.35(c)          0.48         0.83         (0.46)        (0.46)
  12/31/2001(d)                                11.14       0.44             0.24         0.68         (0.48)        (0.48)
   Class C
  3/31/2007(k)                                 10.99       0.18(c)          0.05         0.23         (0.19)        (0.19)
  9/30/2006                                    11.08       0.31(c)         (0.05)        0.26         (0.35)        (0.35)
  9/30/2005                                    11.30       0.20(c)         (0.18)        0.02         (0.24)        (0.24)
  9/30/2004                                    11.50       0.22(c)         (0.08)        0.14         (0.34)        (0.34)
  9/30/2003(e)                                 11.72       0.15(c)         (0.06)        0.09         (0.31)        (0.31)
  12/31/2002                                   11.35       0.35(c)          0.48         0.83         (0.46)        (0.46)
  12/31/2001(d)                                11.15       0.44             0.24         0.68         (0.48)        (0.48)
   Class Y
  3/31/2007(k)                                 11.03       0.24(c)          0.05         0.29         (0.26)        (0.26)
  9/30/2006                                    11.13       0.43(c)         (0.06)        0.37         (0.47)        (0.47)
  9/30/2005                                    11.34       0.31(c)         (0.17)        0.14         (0.35)        (0.35)
  9/30/2004                                    11.55       0.32(c)         (0.09)        0.23         (0.44)        (0.44)
  9/30/2003(e)                                 11.78       0.25(c)         (0.08)        0.17         (0.40)        (0.40)
  12/31/2002                                   11.41       0.48(c)          0.48         0.96         (0.59)        (0.59)
  12/31/2001(d)                                11.20       0.56             0.26         0.82         (0.61)        (0.61)






                                          Redemption
                                           fees (f)
                                          ----------
HIGH INCOME FUND*
   Class C
  3/31/2007(k)                            $     0.00
  9/30/2006                                     0.00
  9/30/2005                                     0.00
  9/30/2004                                     0.00
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  3/31/2007(k)                            $       --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
   Class B
  3/31/2007(k)                                    --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
   Class C
  3/31/2007(k)                                    --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
   Class Y
  3/31/2007(k)                                    --
  9/30/2006                                       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for High Income Fund was to decrease net investment income per share by $0.01 for Class C and to decrease the ratio of net investment income to average net assets from 10.63% to 10.54% for Class C. For Limited Term Government and Agency Fund, the effect of this change was to decrease net investment income per share by $0.04 for Class A, B, C, and Y and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A, 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C, and 5.34% to 4.98% for Class Y.
(e)For the nine months ended September 30, 2003.
(f)Amount rounds to less than $0.01, if applicable.
(g)Represents total expenses prior to waiver of a portion of the Class's transfer agent expenses.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                     --------------------------------------

Net asset                Net assets,
 value,         Total      end of       Net        Gross     Net investment Portfolio
 end of         return     period     expenses    expenses   income (loss)  turnover
 period       (%) (a)(h)   (000's)   (%) (b)(j)  (%) (b)(i)     (%) (b)     rate (%)
----------    ---------- ----------- ---------- ----------   -------------- ---------
$     5.28          7.3  $    4,638       1.96       2.12           5.84           18
      5.09          8.6       3,457       2.07       2.23           5.96           41
      4.98          9.3       3,554       2.33       2.47           5.82           42
      4.83         10.5       2,608       2.40       2.40           6.22           51
      4.65         18.8       2,858       2.46       2.46           6.89           41
      4.12         (9.5)      2,605       2.33       2.33           8.10          114
      4.94        (11.5)      4,153       2.22       2.22          10.54           65
$    11.02          2.4  $  109,356       1.00       1.09           4.01           31
     11.00          3.2     114,180       1.04       1.09           3.57           50
     11.09          1.1     141,417       1.24       1.24           2.50           93
     11.30          1.9     106,701       1.32       1.32           2.60           80
     11.51          1.2     117,225       1.37       1.37           2.41           53
     11.73          8.2     106,013       1.35       1.35           3.66           88
     11.36          6.9     109,189       1.42       1.42           4.52          275
     11.01          2.0       8,076       1.75       1.83           3.25           31
     10.98          2.4       9,952       1.79       1.84           2.79           50
     11.07          0.3      15,114       1.99       1.99           1.75           93
     11.28          1.2      10,107       2.00       2.00           1.95           80
     11.49          0.7      14,637       2.02       2.02           1.77           53
     11.71          7.5      16,263       2.00       2.00           3.01           88
     11.34          6.2      14,317       2.07       2.07           3.85          275
     11.03          2.0       4,422       1.75       1.84           3.25           31
     10.99          2.5       4,230       1.79       1.84           2.81           50
     11.08          0.2       5,715       1.99       1.99           1.75           93
     11.30          1.3       6,949       2.00       2.00           1.94           80
     11.50          0.7       8,704       2.02       2.02           1.77           53
     11.72          7.5       8,079       2.00       2.00           3.01           88
     11.35          6.2       5,851       2.07       2.07           3.89          275
     11.06          2.6       3,959       0.70       0.70           4.33           31
     11.03          3.4       2,461       0.74       0.74           3.89           50
     11.13          1.2       2,533       1.02       1.59(g)        2.77           93
     11.34          2.1       4,233       1.13       1.13           2.82           80
     11.55          1.5       6,886       0.93       0.93           2.87           53
     11.78          8.6       8,529       0.88       0.88           4.14           88
     11.41          7.4       3,441       0.95       0.95           4.98          275

(h)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(i)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(j)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher. See
   Note 4.
(k)For the six months ended March 31, 2007 (Unaudited).
* The financial information prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class C shares which were reorganized into Class C shares of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B, Class C, and Class Y shares which were reorganized into Class A, Class B, Class C, and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective
   September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                 Income (loss) from investment operations:
                                                 -----------------------------------------

                                   Net asset
                                    value,          Net
                                   beginning     investment     Net realized    Total from
                                      of           income      and unrealized   investment
                                    period         (loss)       gain (loss)     operations
                                   ----------    ----------    --------------   ----------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  3/31/2007(i)                     $    16.67    $     0.32      $    (0.06)    $     0.26
  9/30/2006                             16.62          0.64            0.05           0.69
  9/30/2005                             16.58          0.60            0.04           0.64
  9/30/2004                             16.41          0.61            0.17           0.78
  9/30/2003(f)                          16.40          0.49            0.01           0.50
  12/31/2002                            15.82          0.67            0.59           1.26
  12/31/2001(d)                         16.06          0.75           (0.24)          0.51
   Class B
  3/31/2007(i)                          16.64          0.26           (0.07)          0.19
  9/30/2006                             16.58          0.51            0.06           0.57
  9/30/2005                             16.54          0.46            0.05           0.51
  9/30/2004                             16.37          0.49            0.18           0.67
  9/30/2003(f)                          16.36          0.41            0.01           0.42
  12/31/2002                            15.78          0.57            0.58           1.15
  12/31/2001(d)                         16.03          0.64           (0.24)          0.40
MUNICIPAL INCOME FUND
   Class A
  3/31/2007(i)                     $     7.55    $     0.14      $    (0.02)    $     0.12
  9/30/2006                              7.48          0.28            0.07           0.35
  9/30/2005                              7.47          0.28            0.01           0.29
  9/30/2004                              7.41          0.29            0.06           0.35
  9/30/2003(f)                           7.43          0.23           (0.02)          0.21
  12/31/2002                             7.25          0.34            0.18           0.52
  12/31/2001(d)                          7.39          0.36           (0.14)          0.22
   Class B
  3/31/2007(i)                           7.56          0.11           (0.02)          0.09
  9/30/2006                              7.49          0.23            0.07           0.30
  9/30/2005                              7.48          0.22            0.01           0.23
  9/30/2004                              7.41          0.24            0.07           0.31
  9/30/2003(f)                           7.44          0.19           (0.03)          0.16
  12/31/2002                             7.25          0.29            0.19           0.48
  12/31/2001(d)                          7.39          0.31           (0.14)          0.17

                                              Less distributions:
                                   -----------------------------------------


                                     Dividends    Distributions
                                        from        from net
                                   net investment   realized        Total
                                       income     capital gains distributions
                                   -------------- ------------- -------------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  3/31/2007(i)                       $    (0.32)   $       --    $    (0.32)
  9/30/2006                               (0.64)           --         (0.64)
  9/30/2005                               (0.60)           --         (0.60)
  9/30/2004                               (0.61)           --         (0.61)
  9/30/2003(f)                            (0.49)           --         (0.49)
  12/31/2002                              (0.68)           --         (0.68)
  12/31/2001(d)                           (0.75)           --         (0.75)
   Class B
  3/31/2007(i)                            (0.26)           --         (0.26)
  9/30/2006                               (0.51)           --         (0.51)
  9/30/2005                               (0.47)           --         (0.47)
  9/30/2004                               (0.50)           --         (0.50)
  9/30/2003(f)                            (0.41)           --         (0.41)
  12/31/2002                              (0.57)           --         (0.57)
  12/31/2001(d)                           (0.65)           --         (0.65)
MUNICIPAL INCOME FUND
   Class A
  3/31/2007(i)                       $    (0.14)   $    (0.03)   $    (0.17)
  9/30/2006                               (0.28)           --         (0.28)
  9/30/2005                               (0.28)           --         (0.28)
  9/30/2004                               (0.29)           --         (0.29)
  9/30/2003(f)                            (0.23)           --         (0.23)
  12/31/2002                              (0.34)           --         (0.34)
  12/31/2001(d)                           (0.36)           --         (0.36)
   Class B
  3/31/2007(i)                            (0.11)        (0.03)        (0.14)
  9/30/2006                               (0.23)           --         (0.23)
  9/30/2005                               (0.22)           --         (0.22)
  9/30/2004                               (0.24)           --         (0.24)
  9/30/2003(f)                            (0.19)           --         (0.19)
  12/31/2002                              (0.29)           --         (0.29)
  12/31/2001(d)                           (0.31)           --         (0.31)


(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods less than one, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(d)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Massachusetts Tax Free Income Fund was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. For Municipal Income Fund, the effect of this change was to increase net investment income per share by $0.01 and to decrease net realized and unrealized gains and losses per share by $0.01 for Class A shares and Class B shares and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to 4.14% for Class B shares.

                See accompanying notes to financial statements.

                                        Ratios to average net assets:
                                   ----------------------------------------

Net asset              Net assets,
 value,       Total      end of        Net        Gross      Net investment Portfolio
 end of      return      period     expenses    expenses     income (loss)  turnover
 period    (%) (a) (e)   (000's)   (%) (b) (g) (%) (b) (c)      (%) (b)     rate (%)
---------- ----------- ----------- ----------- -----------   -------------- ---------
$    16.61        1.6  $   69,576        0.95        1.12           3.88           12
     16.67        4.2      72,479        1.02        1.14(h)        3.86            8
     16.62        3.9      77,018        1.22        1.22           3.59            5
     16.58        4.9      81,427        1.33        1.33           3.74           21
     16.41        3.1      86,368        1.38        1.38           3.99            9
     16.40        8.1      92,053        1.34        1.34           4.19           33
     15.82        3.2      89,376        1.33        1.35           4.67           60
     16.57        1.1       1,963        1.70        1.87           3.13           12
     16.64        3.5       2,345        1.77        1.89(h)        3.10            8
     16.58        3.1       3,207        1.97        1.97           2.84            5
     16.54        4.2       4,435        2.00        2.00           3.08           21
     16.37        2.6       6,185        2.03        2.03           3.34            9
     16.36        7.4       6,742        1.99        1.99           3.54           33
     15.78        2.5       8,313        1.98        2.00           4.03           60
$     7.50        1.6  $   90,394        0.95        0.97           3.72            9
      7.55        4.8      93,448        0.97        0.99           3.83           14
      7.48        3.9     102,255        1.07        1.07           3.65           29
      7.47        4.9     111,801        1.11        1.11           4.00           35
      7.41        2.9     126,906        1.10        1.10           4.14           42
      7.43        7.3     133,005        1.06        1.06           4.67           33
      7.25        3.0     137,852        1.07        1.07           4.89           80
      7.51        1.3       4,700        1.70        1.72           2.97            9
      7.56        4.0       5,188        1.72        1.75           3.07           14
      7.49        3.1       7,610        1.82        1.82           2.90           29
      7.48        4.2       9,087        1.86        1.86           3.25           35
      7.41        2.2      10,884        1.85        1.85           3.39           42
      7.44        6.7      12,326        1.81        1.81           3.92           33
      7.25        2.2      14,549        1.82        1.82           4.14           80


(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)For the nine months ended September 30, 2003.
(g)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher. See
   Note 4.
(h)Includes expense recapture of 0.01%. See Note 4.
(i)For the six months ended March 31, 2007 (Unaudited).

For a share outstanding throughout each period.

                                  Income (loss) from investment operations:           Less distributions:
                                  ----------------------------------------  ---------------------------------------

                       Net asset
                        value,       Net                                      Dividends
                       beginning  investment    Net realized   Total from        from
                          of        income     and unrealized  investment   net investment     Total     Redemption
                        period    (loss) (c)    gain (loss)    operations       income     distributions  fees (g)
                       ---------- ----------   --------------  ----------   -------------- ------------- ----------
STRATEGIC INCOME FUND*
   Class A
  3/31/2007(j)         $    14.60 $     0.39     $     0.32    $     0.71     $    (0.41)   $    (0.41)  $     0.00
  9/30/2006                 14.17       0.71           0.53          1.24          (0.81)        (0.81)        0.00
  9/30/2005                 13.57       0.66           0.70          1.36          (0.76)        (0.76)        0.00
  9/30/2004                 12.57       0.75           1.11          1.86          (0.86)        (0.86)        0.00
  9/30/2003(d)              10.72       0.57           1.93          2.50          (0.65)        (0.65)           _
  12/31/2002                 9.88       0.75           0.72          1.47          (0.63)        (0.63)           _
  12/31/2001(f)             10.80       0.91          (0.92)        (0.01)         (0.91)        (0.91)           _
   Class B
  3/31/2007(j)              14.66       0.34           0.31          0.65          (0.34)        (0.34)        0.00
  9/30/2006                 14.22       0.61           0.52          1.13          (0.69)        (0.69)        0.00
  9/30/2005                 13.60       0.56           0.71          1.27          (0.65)        (0.65)        0.00
  9/30/2004                 12.59       0.65           1.10          1.75          (0.74)        (0.74)        0.00
  9/30/2003(d)              10.71       0.51           1.92          2.43          (0.55)        (0.55)           _
  12/31/2002                 9.88       0.67           0.73          1.40          (0.57)        (0.57)           _
  12/31/2001(f)             10.79       0.83          (0.90)        (0.07)         (0.84)        (0.84)           _
   Class C
  3/31/2007(j)              14.65       0.34           0.32          0.66          (0.34)        (0.34)        0.00
  9/30/2006                 14.22       0.61           0.51          1.12          (0.69)        (0.69)        0.00
  9/30/2005                 13.60       0.55           0.72          1.27          (0.65)        (0.65)        0.00
  9/30/2004                 12.58       0.64           1.11          1.75          (0.73)        (0.73)        0.00
  9/30/2003(d)              10.70       0.50           1.93          2.43          (0.55)        (0.55)           _
  12/31/2002                 9.87       0.67           0.73          1.40          (0.57)        (0.57)           _
  12/31/2001(f)             10.78       0.83          (0.91)        (0.08)         (0.83)        (0.83)           _
   Class Y
  3/31/2007(j)              14.59       0.41           0.33          0.74          (0.43)        (0.43)        0.00
  9/30/2006                 14.17       0.76           0.51          1.27          (0.85)        (0.85)        0.00
  9/30/2005                 13.57       0.70           0.70          1.40          (0.80)        (0.80)        0.00
  9/30/2004                 12.58       0.78           1.11          1.89          (0.90)        (0.90)        0.00
  9/30/2003(d)              10.74       0.60           1.93          2.53          (0.69)        (0.69)           _
  12/31/2002                 9.90       0.80           0.71          1.51          (0.67)        (0.67)           _
  12/31/2001(f)             10.81       0.94          (0.92)         0.02          (0.93)        (0.93)           _

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)For the nine months ended September 30, 2003.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A, 8.03% to 8.02% for Class B and 8.04% to 8.02% for Class C.

                See accompanying notes to financial statements.

                                      Ratios to average net assets:
                                  --------------------------------------

Net asset             Net assets,
 value,      Total      end of        Net        Gross    Net investment Portfolio
 end of     return      period     expenses    expenses   income (loss)  turnover
 period   (%) (a) (e)   (000's)   (%) (b) (i) (%) (b) (h)    (%) (b)     rate (%)
--------- ----------- ----------- ----------- ----------- -------------- ---------
 $14.90       4.9     $4,445,654     0.97        0.97          5.30         12
  14.60       9.0      2,782,887     1.05        1.05          5.01         21
  14.17      10.2        977,198     1.18        1.18          4.71         14
  13.57      15.2        343,586     1.23        1.23          5.66         28
  12.57      23.7        140,576     1.28        1.31          6.49         27
  10.72      15.5         92,303     1.33        1.33          7.38         30
   9.88      (0.1)        94,156     1.31        1.31          8.77         10
  14.97       4.5        216,310     1.72        1.72          4.54         12
  14.66       8.2        179,927     1.79        1.79          4.26         21
  14.22       9.5        144,081     1.93        1.93          3.98         14
  13.60      14.3        128,714     1.98        1.98          4.91         28
  12.59      23.0        118,217     2.03        2.06          5.73         27
  10.71      14.6         98,501     2.08        2.08          6.63         30
   9.88      (0.8)       102,159     2.06        2.06          8.02         10
  14.97       4.6      2,976,547     1.72        1.72          4.52         12
  14.65       8.1      1,812,278     1.79        1.79          4.24         21
  14.22       9.5        765,200     1.93        1.93          3.93         14
  13.60      14.3        255,705     1.98        1.98          4.87         28
  12.58      23.0         66,394     2.03        2.06          5.73         27
  10.70      14.7         27,727     2.08        2.08          6.63         30
   9.87      (0.8)        28,925     2.06        2.06          8.02         10
  14.90       5.1        458,267     0.71        0.71          5.57         12
  14.59       9.3        271,065     0.78        0.78          5.30         21
  14.17      10.5         50,369     0.91        0.91          4.98         14
  13.57      15.5         10,833     1.00        1.08          5.93         28
  12.58      24.0          2,193     0.97        0.97          6.83         27
  10.74      15.9          1,039     0.94        0.94          7.77         30
   9.90       0.3            445     0.93        0.93          9.10         10


(g)Amount rounds to less than $0.01, if applicable.
(h)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(i)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher. See
   Note 4.
(j)For the six months ended March 31, 2007 (unaudited).
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A, Class B, Class C and Class Y shares, which were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                         NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

1. Organization. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Information presented in these financial statements pertains to certain fixed income funds of the Trusts; the financial statements for the other funds of the Trusts are presented in separate reports. The following funds (individually, a "Fund" and collectively, the "Funds") are included in this report:

IXIS Advisor Funds Trust I:
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")

IXIS Advisor Funds Trust II:
Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:
Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund")
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. High Income Fund offers Class A, Class B and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front-end sales charge of 4.25%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other Class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are excepted from the minimum investment amount as outlined in the Fund's prospectus. Prior to March 16, 2007 the minimum initial investment for Class Y was $1,000,000.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

March 31, 2007 (Unaudited)


Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and non-class specific expenses are allocated on a pro rata basis to each Class based on the relative value of settled shares of each Class to the total for the Fund. Realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund (except Massachusetts Tax Free Income Fund and Municipal Income Fund) may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydowns on mortgage-backed securities, premium amortization and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, defaulted bond income accruals, premium amortization accruals, market discounts, capital loss carryforwards, post-October capital loss deferrals and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

March 31, 2007 (Unaudited)


The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2006 was as follows:

                                             2006 Distributions Paid From:
  -                                          -----------------------------
                                                        Exempt
                                            Ordinary   Interest
  Fund                                       Income    Dividends     Total
  ----                                       ------    ---------     -----
  Core Plus Bond Fund                     $ 11,734,713 $       -- $ 11,734,713
  High Income Fund                           2,585,838         --    2,585,838
  Limited Term Government and Agency Fund    5,637,489         --    5,637,489
  Massachusetts Tax Free Income Fund            19,311  2,905,815    2,925,126
  Municipal Income Fund                         52,251  3,794,093    3,846,344
  Strategic Income Fund                    163,441,295         --  163,441,295

As of September 30, 2006, capital loss carryforwards and post - October losses were as follows:

                                                                       Limited Term
                                                                        Government   Massachusetts Municipal   Strategic
                                             Core Plus    High Income   and Agency     Tax Free     Income      Income
                                             Bond Fund       Fund          Fund       Income Fund    Fund        Fund
-                                          ------------  ------------  ------------  ------------- --------- ------------
Capital loss carryforward:
Expires September 30, 2007                 $         --  $         --  $ (9,755,614)  $  (804,173)    $--    $         --
Expires September 30, 2008                           --   (12,726,943)   (4,165,768)     (116,500)     --              --
Expires September 30, 2009                           --   (43,374,721)   (4,128,091)           --      --      (7,292,580)
Expires September 30, 2010                  (20,960,955)  (26,826,634)     (663,109)   (1,003,440)     --     (21,770,312)
Expires September 30, 2011                           --            --      (425,323)           --      --      (7,096,274)
Expires September 30, 2012                           --            --      (193,904)           --      --              --
Expires September 30, 2013                           --            --            --      (154,156)     --              --
Expires September 30, 2014                     (181,728)           --    (2,770,324)           --      --              --
                                           ------------  ------------  ------------   -----------     ---    ------------
Total Capital loss carryforward             (21,142,683)  (82,928,298)  (22,102,133)   (2,078,269)     --     (36,159,166)
Deferred net capital losses (post-October)   (1,656,378)           --    (4,268,354)           --      --              --

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

March 31, 2007 (Unaudited)


g. Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2007 were as follows:

                                             Market Value of    Value of
                                              Securities on    Collateral
     Fund                                         Loan          Received
     ----                                         ----          --------
     Core Plus Bond Fund                     $   53,957,797  $   55,198,804
     High Income Fund                             6,277,989       6,398,145
     Limited Term Government and Agency Fund     28,399,989      28,938,786
     Massachusetts Tax Free Income Fund                  --              --
     Municipal Income Fund                               --              --
     Strategic Income Fund                    1,708,578,357   1,742,998,995

h. Delayed Delivery Commitments. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

i. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j. New Accounting Pronouncements. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on the Funds' net assets and results of operations. In compliance with the recently issued SEC guidance the impact, if any, will be reflected in the Funds' semiannual financial statements as of March 31, 2008.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3. Purchases and Sales of Securities. For the six months ended March 31, 2007, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                                        U.S. Government and Agency Securities      Other Securities
-                                       -------------------------------------      ----------------
Fund                                     Purchases            Sales             Purchases       Sales
----                                     ---------            -----             ---------       -----
Core Plus Bond Fund                     $ 34,506,630       $ 12,383,873       $   35,703,364 $ 56,826,159
High Income Fund                             604,789            782,884            6,632,935    8,295,098
Limited Term Government and Agency Fund   35,951,589         41,201,089            2,869,054    3,898,154
Massachusetts Tax Free Income Fund                --                 --            8,898,505   11,233,625
Municipal Income Fund                             --                 --            8,166,727   11,992,380
Strategic Income Fund                    874,120,539        289,621,748        2,709,069,150  434,241,364

March 31, 2007 (Unaudited)


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                             Percentage of Average Daily Net Assets
-                                       -------------------------------------------------
                                           First         Next         Next        Over
Fund                                    $100 million $100 million $1.8 billion $2 billion
----                                    ------------ ------------ ------------ ----------
Core Plus Bond Fund                       0.2500%      0.1875%      0.1875%     0.1875%
High Income Fund                          0.6000%      0.6000%      0.6000%     0.6000%
Limited Term Government and Agency Fund   0.5000%      0.5000%      0.5000%     0.5000%
Massachusetts Tax Free Income Fund        0.3000%      0.2500%      0.2500%     0.2500%
Municipal Income Fund                     0.5000%      0.3750%      0.3750%     0.3750%
Strategic Income Fund                     0.6500%      0.6500%      0.6000%     0.5500%

IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), serves as the advisory administrator to Core Plus Bond Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

                                                   Percentage of
                                                      Average
                                                 Daily Net Assets
          -                                  -------------------------
                                                First         Over
          Fund                               $100 million $100 million
          ----                               ------------ ------------
          Core Plus Bond Fund                  0.2500%      0.1875%
          Massachusetts Tax Free Income Fund   0.3000%      0.2500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until January 31, 2008 and will be reevaluated on an annual basis. For the period from February 1, 2007 to March 31, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                            Expense Limit as a Percentage of
                                               Average Daily Net Assets
    -                                       -------------------------------
    Fund                                    Class A  Class B Class C Class Y
    ----                                    -------  ------- ------- -------
    Core Plus Bond Fund                      1.05%    1.80%   1.80%   0.80%
    High Income Fund                         1.15%    1.90%   1.90%      --
    Limited Term Government and Agency Fund  1.00%    1.75%   1.75%   0.75%
    Massachusetts Tax Free Income Fund       0.95%    1.70%      --      --
    Municipal Income Fund                    0.95%    1.70%      --      --
    Strategic Income Fund                    1.25%    2.00%   2.00%   1.00%

Prior to February 1, 2007, the expense limits as a percentage of average daily net assets were as follows:

                                            Expense Limit as a Percentage of
                                               Average Daily Net Assets
    -                                       -------------------------------
    Fund                                    Class A  Class B Class C Class Y
    ----                                    -------  ------- ------- -------
    Core Plus Bond Fund                      1.05%    1.80%   1.80%   0.80%
    High Income Fund                         1.25%    2.00%   2.00%      --
    Limited Term Government and Agency Fund  1.00%    1.75%   1.75%   0.75%
    Massachusetts Tax Free Income Fund       0.95%    1.70%      --      --
    Municipal Income Fund                    0.95%    1.70%      --      --
    Strategic Income Fund                    1.25%    2.00%   2.00%   1.00%

March 31, 2007 (Unaudited)


Loomis Sayles and IXIS Advisors have agreed to equally bear the fee waivers and/or expense reimbursements for the Core Plus Bond Fund and Massachusetts Tax Free Income Fund.

For the six months ended March 31, 2007, the management fees and waivers of management fees for each Fund were as follows:

                                                                           Percentage of
                                                                              Average
                                          Gross     Waiver of     Net      Daily Net Assets
                                        Management  Management Management  ----------------
Fund                                       Fee         Fee        Fee      Gross     Net
----                                    ----------- ---------- ----------- -----     ---
Core Plus Bond Fund                     $   236,973  $    --   $   236,973 0.216%   0.216%
High Income Fund                            124,538       --       124,538 0.600%   0.600%
Limited Term Government and Agency Fund     317,466       --       317,466 0.500%   0.500%
Massachusetts Tax Free Fund                 108,793   18,220        90,573 0.300%   0.250%
Municipal Income Fund                       241,772       --       241,772 0.500%   0.500%
Strategic Income Fund                    18,485,826       --    18,485,826 0.567%   0.567%

For the six months ended March 31, 2007, the advisory administration fees and waivers for each Fund were as follows:

                                                                                Percentage of
                                       Gross        Waiver of         Net          Average
                                      Advisory       Advisory       Advisory    Daily Net Assets
                                   Administration Administration Administration ---------------
Fund                                    Fee            Fee            Fee       Gross     Net
----                               -------------- -------------- -------------- -----     ---
Core Plus Bond Fund                   $236,974       $    --        $236,974    0.216%   0.216%
Massachusetts Tax Free Income Fund     108,792        18,220          90,572    0.300%   0.250%

For the six months ended March 31, 2007, in addition to the waiver of management fees and/or advisory administration fees, expenses have been reimbursed as follows:

             Fund                                    Reimbursement
             ----                                    -------------
             Core Plus Bond Fund                        $43,578
             High Income Fund                            31,206
             Limited Term Government and Agency Fund     52,930
             Massachusetts Tax Free Income Fund          26,080
             Municipal Income Fund                       11,868

Loomis Sayles and IXIS Advisors shall be permitted to recover management fees/advisory administration fees waived and/or expenses borne under the expense limitation agreements on a Class by Class basis in later periods to the extent a Class' expenses fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expense was deferred. The amounts subject to possible reimbursement under the expense limitation agreements at March 31, 2007 were as follows:

                                        Expenses Subject to Possible Reimbursement
                                               until September 30, 2007
-                                       ---------------------------------------
Fund                                    Class A    Class B Class C Class Y  Total
----                                    -------    ------- ------- -------  -----
Core Plus Bond Fund                     $31,145    $40,795 $1,089    $--   $73,029
High Income Fund                         42,950     15,738  5,404     --    64,092
Limited Term Government and Agency Fund  61,913      6,019  2,350     --    70,282
Massachusetts Tax Free Income Fund       88,881      3,276     --     --    92,157
Municipal Income Fund                    18,551      1,493     --     --    20,044

                                        Expenses Subject to Possible Reimbursement
                                               until September 30, 2008
                                        ---------------------------------------
Fund                                    Class A    Class B Class C Class Y  Total
----                                    -------    ------- ------- -------  -----
Core Plus Bond Fund                     $19,860    $22,155 $1,563    $--   $43,578
High Income Fund                         23,148      4,967  3,091     --    31,206
Limited Term Government and Agency Fund  47,256      3,784  1,890     --    52,930
Massachusetts Tax Free Income Fund       60,692      1,828     --     --    62,520
Municipal Income Fund                    11,265        603     --     --    11,868

March 31, 2007 (Unaudited)


Certain officers and directors of Loomis Sayles and IXIS Advisors are also Trustees of the Funds. Loomis Sayles and IXIS Advisors are both limited partnerships whose sole general partner is indirectly owned by IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly, IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

b. Administrative Fees. IXIS Advisors provides certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. IXIS Advisors is a wholly-owned subsidiary of IXIS US Group. Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2007, amounts paid to IXIS Advisors for administrative fees were as follows:

                                                     Administrative
             Fund                                         Fees
             ----                                         ----
             Core Plus Bond Fund                       $   62,090
             High Income Fund                              11,885
             Limited Term Government and Agency Fund       35,458
             Massachusetts Tax Free Income Fund            20,656
             Municipal Income Fund                         27,338
             Strategic Income Fund                      1,957,264

c. Service and Distribution Fees. The Trusts have entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2007, the Funds paid the following service and distribution fees:

                                                 Service Fee            Distribution Fee
-                                       ------------------------------ -------------------
Fund                                     Class A   Class B   Class C   Class B   Class C
----                                     -------   -------   -------   -------   -------
Core Plus Bond Fund                     $  116,084 $132,468 $    9,580 $397,408 $   28,741
High Income Fund                            38,300    8,513      5,077   25,541     15,232
Limited Term Government and Agency Fund    138,196   11,176      5,513   33,529     16,539
Massachusetts Tax Free Income Fund          87,994    2,666         --    7,999         --
Municipal Income Fund                      114,640    6,245         --   18,739         --
Strategic Income Fund                    4,466,518  247,238  2,988,114  741,715  8,964,346

March 31, 2007 (Unaudited)


d. Commissions. The Funds have been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the six months ended March 31, 2007 were as follows:

               Fund                                    Commission
               ----                                    ----------
               Core Plus Bond Fund                     $   44,311
               High Income Fund                            43,345
               Limited Term Government and Agency Fund     39,155
               Massachusetts Tax Free Income Fund          10,109
               Municipal Income Fund                       13,245
               Strategic Income Fund                    6,790,046

e. Trustee Fees and Expenses. Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, Loomis Sayles or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption Fees. Shareholders of Class A shares of Core Plus Bond Fund, High Income Fund and Strategic Income Fund and shareholders of Class Y shares of Core Plus Bond Fund and Strategic Income Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares and Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented on the Statements of Changes in Net Assets.

5. Line of Credit. High Income Fund and Strategic Income Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participate in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended March 31, 2007, the Funds had no borrowings under this agreement.

6. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations.

March 31, 2007 (Unaudited)


7. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                                           Six Months Ended
                                                                            March 31, 2007
                                                                 -----------------------------------
Core Plus Bond Fund                                                   Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A:
   Issued from the sale of shares                                       1,118,665  $      12,666,839
   Issued in connection with the reinvestment of distributions            152,668          1,731,982
                                                                 ----------------  -----------------
                                                                        1,271,333         14,398,821
   Redeemed                                                              (971,720)       (11,002,059)
                                                                 ----------------  -----------------
   Net Change                                                             299,613  $       3,396,762
                                                                 ----------------  -----------------
Class B:
   Issued from the sale of shares                                       1,144,948  $      12,961,741
   Issued in connection with the reinvestment of distributions             38,550            437,606
                                                                 ----------------  -----------------
                                                                        1,183,498         13,399,347
   Redeemed                                                            (2,009,099)       (22,737,373)
                                                                 ----------------  -----------------
   Net Change                                                            (825,601) $      (9,338,026)
                                                                 ----------------  -----------------
Class C:
   Issued from the sale of shares                                         241,950  $       2,744,066
   Issued in connection with the reinvestment of distributions              4,904             55,700
                                                                 ----------------  -----------------
                                                                          246,854          2,799,766
   Redeemed                                                               (69,084)          (780,681)
                                                                 ----------------  -----------------
   Net Change                                                             177,770  $       2,019,085
                                                                 ----------------  -----------------
Class Y:
   Issued from the sale of shares                                         331,307  $       3,764,438
   Issued in connection with the reinvestment of distributions             17,309            197,234
                                                                 ----------------  -----------------
                                                                          348,616          3,961,672
   Redeemed                                                              (135,578)        (1,538,517)
                                                                 ----------------  -----------------
   Net Change                                                             213,038  $       2,423,155
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (135,180) $      (1,499,024)
                                                                 ================  =================

                                                                           Six Months Ended
                                                                            March 31, 2007
                                                                 -----------------------------------
High Income Fund                                                      Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A:
   Issued from the sale of shares                                         961,861  $       5,027,169
   Issued in connection with the reinvestment of distributions            149,133            781,972
                                                                 ----------------  -----------------
                                                                        1,110,994          5,809,141
   Redeemed                                                              (781,096)        (4,085,451)
                                                                 ----------------  -----------------
   Net Change                                                             329,898  $       1,723,690
                                                                 ----------------  -----------------
Class B:
   Issued from the sale of shares                                          87,747  $         458,795
   Issued in connection with the reinvestment of distributions             23,131            121,457
                                                                 ----------------  -----------------
                                                                          110,878            580,252
   Redeemed                                                              (355,784)        (1,860,654)
                                                                 ----------------  -----------------
   Net Change                                                            (244,906) $      (1,280,402)
                                                                 ----------------  -----------------
Class C:
   Issued from the sale of shares                                         242,883  $       1,272,735
   Issued in connection with the reinvestment of distributions             14,638             76,873
                                                                 ----------------  -----------------
                                                                          257,521          1,349,608
   Redeemed                                                               (57,026)          (299,113)
                                                                 ----------------  -----------------
   Net Change                                                             200,495  $       1,050,495
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    285,487  $       1,493,783
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Core Plus Bond Fund                                                   Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A:
   Issued from the sale of shares                                       1,382,171  $      15,380,850
   Issued in connection with the reinvestment of distributions            372,669          4,153,500
                                                                 ----------------  -----------------
                                                                        1,754,840         19,534,350
   Redeemed                                                            (2,825,473)       (31,498,913)
                                                                 ----------------  -----------------
   Net Change                                                          (1,070,633) $     (11,964,563)
                                                                 ----------------  -----------------
Class B:
   Issued from the sale of shares                                       2,443,291  $      27,246,501
   Issued in connection with the reinvestment of distributions            124,023          1,383,392
                                                                 ----------------  -----------------
                                                                        2,567,314         28,629,893
   Redeemed                                                            (4,382,113)       (48,867,417)
                                                                 ----------------  -----------------
   Net Change                                                          (1,814,799) $     (20,237,524)
                                                                 ----------------  -----------------
Class C:
   Issued from the sale of shares                                         217,848  $       2,421,818
   Issued in connection with the reinvestment of distributions             13,202            147,350
                                                                 ----------------  -----------------
                                                                          231,050          2,569,168
   Redeemed                                                              (141,074)        (1,577,745)
                                                                 ----------------  -----------------
   Net Change                                                              89,976  $         991,423
                                                                 ----------------  -----------------
Class Y:
   Issued from the sale of shares                                         531,672  $       5,901,516
   Issued in connection with the reinvestment of distributions             36,711            411,038
                                                                 ----------------  -----------------
                                                                          568,383          6,312,554
   Redeemed                                                              (296,854)        (3,319,094)
                                                                 ----------------  -----------------
   Net Change                                                             271,529  $       2,993,460
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (2,523,927) $     (28,217,204)
                                                                 ================  =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
High Income Fund                                                      Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A:
   Issued from the sale of shares                                       1,613,908  $       8,110,484
   Issued in connection with the reinvestment of distributions            225,645          1,132,995
                                                                 ----------------  -----------------
                                                                        1,839,553          9,243,479
   Redeemed                                                            (1,315,469)        (6,579,692)
                                                                 ----------------  -----------------
   Net Change                                                             524,084  $       2,663,787
                                                                 ----------------  -----------------
Class B:
   Issued from the sale of shares                                         139,925  $         704,223
   Issued in connection with the reinvestment of distributions             49,894            250,269
                                                                 ----------------  -----------------
                                                                          189,819            954,492
   Redeemed                                                            (1,175,776)        (5,886,573)
                                                                 ----------------  -----------------
   Net Change                                                            (985,957) $      (4,932,081)
                                                                 ----------------  -----------------
Class C:
   Issued from the sale of shares                                         245,364  $       1,234,623
   Issued in connection with the reinvestment of distributions             16,606             83,348
                                                                 ----------------  -----------------
                                                                          261,970          1,317,971
   Redeemed                                                              (296,889)        (1,478,155)
                                                                 ----------------  -----------------
   Net Change                                                             (34,919) $        (160,184)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (496,792) $      (2,428,478)
                                                                 ================  =================

March 31, 2007 (Unaudited)


                                           Six Months Ended                        Year Ended
                                            March 31, 2007                     September 30, 2006
                                 -----------------------------------  -----------------------------------
Limited Term Government and
Agency Fund                           Shares             Amount            Shares             Amount
------------------------------   ----------------  -----------------  ----------------  -----------------
Class A:
   Issued from the sale of
    shares                                497,060  $       5,476,695           555,196  $       6,089,078
   Issued in connection with
    the reinvestment of
    distributions                         148,373          1,634,180           317,378          3,476,250
                                 ----------------  -----------------  ----------------  -----------------
                                          645,433          7,110,875           872,574          9,565,328
   Redeemed                            (1,109,544)       (12,216,793)       (3,237,220)       (35,466,514)
                                 ----------------  -----------------  ----------------  -----------------
   Net Change                            (464,111) $      (5,105,918)       (2,364,646) $      25,901,186)
                                 ----------------  -----------------  ----------------  -----------------
Class B:
   Issued from the sale of
    shares                                 31,349  $         344,511            74,303  $         814,813
   Issued in connection with
    the reinvestment of
    distributions                          12,094            133,292            29,021            317,417
                                 ----------------  -----------------  ----------------  -----------------
                                           43,443            477,803           103,324          1,132,230
   Redeemed                              (216,585)        (2,380,349)         (562,347)        (6,150,376)
                                 ----------------  -----------------  ----------------  -----------------
   Net Change                            (173,142) $      (1,902,546)         (459,023) $      (5,018,146)
                                 ----------------  -----------------  ----------------  -----------------
Class C:
   Issued from the sale of
    shares                                 77,995  $         858,709            63,287  $         692,417
   Issued in connection with
    the reinvestment of
    distributions                           4,577             50,411             8,700             95,297
                                 ----------------  -----------------  ----------------  -----------------
                                           82,572            909,120            71,987            787,714
   Redeemed                               (66,397)          (730,598)         (202,763)        (2,222,285)
                                 ----------------  -----------------  ----------------  -----------------
   Net Change                              16,175  $         178,522          (130,776) $      (1,434,571)
                                 ----------------  -----------------  ----------------  -----------------
Class Y:
   Issued from the sale of
    shares                                130,977  $       1,445,641            16,475  $         181,528
   Issued in connection with
    the reinvestment of
    distributions                           5,592             61,784             9,128            100,325
                                 ----------------  -----------------  ----------------  -----------------
                                          136,569          1,507,425            25,603            281,853
   Redeemed                                (1,563)           (17,240)          (30,025)          (330,286)
                                 ----------------  -----------------  ----------------  -----------------
   Net Change                             135,006  $       1,490,185            (4,422) $         (48,433)
                                 ----------------  -----------------  ----------------  -----------------
   Increase (decrease) from
    capital share transactions           (486,072) $      (5,339,757)       (2,958,867) $     (32,402,336)
                                 ================  =================  ================  =================

On March 31, 2007, one shareholder of the Limited Term Government and Agency Fund owned 7.76% of the Fund's total shares outstanding.

                                           Six Months Ended                        Year Ended
                                            March 31, 2007                     September 30, 2006
                                 -----------------------------------  -----------------------------------
Massachusetts Tax Free Income
Fund                                  Shares             Amount            Shares             Amount
------------------------------   ----------------  -----------------  ----------------  -----------------
Class A:
   Issued from the sale of
    shares                                 39,863  $         664,792           116,584  $       1,927,090
   Issued in connection with
    the reinvestment of
    distributions                          61,924          1,033,446           128,646          2,122,198
                                 ----------------  -----------------  ----------------  -----------------
                                          101,787          1,698,238           245,230          4,049,288
   Redeemed                              (259,329)        (4,322,082)         (533,421)        (8,795,072)
                                 ----------------  -----------------  ----------------  -----------------
   Net Change                            (157,542) $      (2,623,844)         (288,191) $      (4,745,784)
                                 ----------------  -----------------  ----------------  -----------------
Class B:
   Issued from the sale of
    shares                                  1,737  $          28,898             3,138  $          51,637
   Issued in connection with
    the reinvestment of
    distributions                           1,444             24,047             3,663             60,307
                                 ----------------  -----------------  ----------------  -----------------
                                            3,181             52,945             6,801            111,944
   Redeemed                               (25,653)          (427,617)          (59,258)          (974,232)
                                 ----------------  -----------------  ----------------  -----------------
   Net Change                             (22,472) $        (374,672)          (52,457) $        (862,288)
                                 ----------------  -----------------  ----------------  -----------------
   Increase (decrease) from
    capital share transactions           (180,014) $      (2,998,516)         (340,648) $      (5,608,072)
                                 ================  =================  ================  =================

March 31, 2007 (Unaudited)

                                                                           Six Months Ended
                                                                            March 31, 2007
                                                                 -----------------------------------
Municipal Income Fund                                                 Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A:
   Issued from the sale of shares                                         204,175    $       1,541,640
   Issued in connection with the reinvestment of distributions            200,000            1,510,742
                                                                 ----------------    -----------------
                                                                          404,175            3,052,382
   Redeemed                                                              (733,469)          (5,527,609)
                                                                 ----------------    -----------------
   Net Change                                                            (329,294)   $      (2,475,227)
                                                                 ----------------    -----------------
Class B:
   Issued from the sale of shares                                          14,650    $         110,871
   Issued in connection with the reinvestment of distributions              7,931               60,002
                                                                 ----------------    -----------------
                                                                           22,581              170,873
   Redeemed                                                               (83,167)            (628,457)
                                                                 ----------------    -----------------
   Net Change                                                             (60,586)   $        (457,584)
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                   (389,880)   $      (2,932,811)
                                                                 ================    =================

                                                                           Six Months Ended
                                                                            March 31, 2007
                                                                 -----------------------------------
Strategic Income Fund                                                 Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A:
   Issued from the sale of shares                                     120,795,402    $   1,794,110,302
   Issued in connection with the reinvestment of distributions          4,581,344           68,217,440
                                                                 ----------------    -----------------
                                                                      125,376,746        1,862,327,742
   Redeemed                                                           (17,757,656)        (263,817,356)
                                                                 ----------------    -----------------
   Net Change                                                         107,619,090    $   1,598,510,386
                                                                 ----------------    -----------------
Class B:
   Issued from the sale of shares                                       3,184,716    $      47,493,752
   Issued in connection with the reinvestment of distributions            140,784            2,104,846
                                                                 ----------------    -----------------
                                                                        3,325,500           49,598,598
   Redeemed                                                            (1,154,810)         (17,206,663)
                                                                 ----------------    -----------------
   Net Change                                                           2,170,690    $      32,391,935
                                                                 ----------------    -----------------
Class C:
   Issued from the sale of shares                                      80,969,959    $   1,206,975,597
   Issued in connection with the reinvestment of distributions          1,211,846           18,118,364
                                                                 ----------------    -----------------
                                                                       82,181,805        1,225,093,961
   Redeemed                                                            (7,011,867)        (104,691,092)
                                                                 ----------------    -----------------
   Net Change                                                          75,169,938    $   1,120,402,869
                                                                 ----------------    -----------------
Class Y:
   Issued from the sale of shares                                      14,450,901    $     214,553,654
   Issued in connection with the reinvestment of distributions            132,523            1,972,361
                                                                 ----------------    -----------------
                                                                       14,583,424          216,526,015
   Redeemed                                                            (2,398,377)         (35,616,894)
                                                                 ----------------    -----------------
   Net Change                                                          12,185,047    $     180,909,121
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                197,144,765    $   2,932,214,311
                                                                 ================    =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Municipal Income Fund                                                 Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A:
   Issued from the sale of shares                                         462,407    $       3,433,795
   Issued in connection with the reinvestment of distributions            334,961            2,490,096
                                                                 ----------------    -----------------
                                                                          797,368            5,923,891
   Redeemed                                                            (2,091,235)         (15,530,757)
                                                                 ----------------    -----------------
   Net Change                                                          (1,293,867)   $      (9,606,866)
                                                                 ----------------    -----------------
Class B:
   Issued from the sale of shares                                          53,879    $         401,621
   Issued in connection with the reinvestment of distributions             15,598              116,046
                                                                 ----------------    -----------------
                                                                           69,477              517,667
   Redeemed                                                              (399,386)          (2,971,013)
                                                                 ----------------    -----------------
   Net Change                                                            (329,909)   $      (2,453,346)
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                 (1,623,776)   $     (12,060,212)
                                                                 ================    =================

                                                                              Year Ended
                                                                          September 30, 2006
                                                                 -----------------------------------
Strategic Income Fund                                                 Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A:
   Issued from the sale of shares                                     138,264,882    $   1,969,973,470
   Issued in connection with the reinvestment of distributions          4,434,461           63,237,389
                                                                 ----------------    -----------------
                                                                      142,699,343        2,033,210,859
   Redeemed                                                           (20,978,934)        (298,257,925)
                                                                 ----------------    -----------------
   Net Change                                                         121,720,409    $   1,734,952,934
                                                                 ----------------    -----------------
Class B:
   Issued from the sale of shares                                       4,378,474    $      62,611,798
   Issued in connection with the reinvestment of distributions            254,799            3,636,750
                                                                 ----------------    -----------------
                                                                        4,633,273           66,248,548
   Redeemed                                                            (2,489,164)         (35,488,933)
                                                                 ----------------    -----------------
   Net Change                                                           2,144,109    $      30,759,615
                                                                 ----------------    -----------------
Class C:
   Issued from the sale of shares                                      76,685,324    $   1,097,132,921
   Issued in connection with the reinvestment of distributions          1,024,379           14,656,353
                                                                 ----------------    -----------------
                                                                       77,709,703        1,111,789,274
   Redeemed                                                            (7,823,598)        (111,619,466)
                                                                 ----------------    -----------------
   Net Change                                                          69,886,105    $   1,000,169,808
                                                                 ----------------    -----------------
Class Y:
   Issued from the sale of shares                                      16,186,079    $     231,166,734
   Issued in connection with the reinvestment of distributions             92,338            1,318,567
                                                                 ----------------    -----------------
                                                                       16,278,417          232,485,301
   Redeemed                                                            (1,256,435)         (17,863,735)
                                                                 ----------------    -----------------
   Net Change                                                          15,021,982    $     214,621,566
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                208,772,605    $   2,980,503,923
                                                                 ================    =================

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

  (a) (1) Not applicable.

  (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and
          (a)(2)(2), respectively.

  (a) (3) Not applicable.

  (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   IXIS Advisor Funds Trust I

                                   By:    /s/ John T. Hailer
                                          ---------------------------------
                                   Name:  John T. Hailer
                                   Title: President and Chief Executive Officer
                                   Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                   By:    /s/ John T. Hailer
                                          ---------------------------------
                                   Name:  John T. Hailer
                                   Title: President and Chief Executive Officer
                                   Date:  May 22, 2007

                                   By:    /s/ Michael C. Kardok
                                          ---------------------------------
                                   Name:  Michael C. Kardok
                                   Title: Treasurer
                                   Date:  May 22, 2007